SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659


Pre-Effective Amendment No.  __
Post-Effective Amendment No. 29


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556


Amendment No.                31


                        (Check appropriate box or boxes.)

                                IDEX SERIES FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


               570 CARILLON PARKWAY, ST. PETERSBURG, FLORIDA 33716
            ---------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

           JOHN HURLEY, P.O. BOX 5068, CLEARWATER, FLORIDA 33758-5068
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[X] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.


[ ] On (date) pursuant to paragraph (a) (1) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:


[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 _________________

IDEX MUTUAL FUNDS



                                                     PROSPECTUS

                                                     MARCH 1, 1999


                                                     Neither the Securities and
                                                     Exchange Commission nor any
                                                     state securities commission
                                                     has approved or disapproved
                                                     these securities or passed
                                                     upon the adequacy or
                                                     accuracy of this
                                                     prospectus. Any
                                                     representation to the
                                                     contrary is a criminal
                                                     offense.

IDEX MUTUAL FUNDS


IDEX MUTUAL FUNDS CONSIST OF 18 INDIVIDUAL FUNDS. EACH FUND INVESTS IN A WIDE RANGE OF SECURITIES, SUCH AS STOCKS AND BONDS, AND COVER A FULL SPECTRUM OF RISKS AND REWARDS, APPEALING TO VIRTUALLY EVERY TYPE OF INVESTOR.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. IT HAS BEEN WRITTEN TO PROVIDE INFORMATION AND ASSIST YOU IN MAKING AN INFORMED DECISION, WHILE NOT OVERWHELMING YOU WITH UNNECESSARY DATA.

IF YOU WOULD LIKE ADDITIONAL INFORMATION, PLEASE REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION (SEE BACK COVER).

IN ADDITION, WE SUGGEST YOU CONTACT YOUR FINANCIAL PROFESSIONAL OR AN IDEX CUSTOMER REPRESENTATIVE, WHO WILL BE HAPPY TO ASSIST YOU.


TABLE OF CONTENTS

THE RISK/REWARD SCALE................................................1

ALL ABOUT THE IDEX FUNDS..........................................2-36

/bullet/ International Equity Fund...................................2
/bullet/ Global Fund.................................................4
/bullet/ Small Cap Frontier Fund.....................................6
/bullet/ Mid-Cap Summit Fund.........................................8
/bullet/ Capital Appreciation Fund..................................10
/bullet/ C.A.S.E. Fund..............................................12
/bullet/ Value Equity Fund..........................................14
/bullet/ Mid-Cap Opportunities Fund.................................16
/bullet/ Aggressive Growth Fund.....................................18
/bullet/ Growth Fund................................................20
/bullet/ Blue Chip Fund.............................................22
/bullet/ Dividend Growth Fund.......................................24
/bullet/ Tactical Asset Allocation Fund.............................26
/bullet/ Strategic Total Return Fund................................28
/bullet/ Balanced Fund..............................................30
/bullet/ Flexible Income Fund.......................................32
/bullet/ Income Plus Fund...........................................34
/bullet/ Tax-Exempt Fund............................................36

FULL EXPLANATION OF
STRATEGIES AND RISKS.............................................38-40

HOW THE IDEX FUNDS ARE
MANAGED AND ORGANIZED............................................41-42

SHAREHOLDER INFORMATION..........................................43-49

/bullet/ How to Buy Shares..........................................44
/bullet/ How to Redeem (Sell) Shares................................45
/bullet/ How to Exchange Shares.....................................47
/bullet/ Other Account Information..................................47

FINANCIAL HIGHLIGHTS.............................................50-57

/bullet/ Aggressive Growth, International Equity
         Capital Appreciation, Global............................50-51

/bullet/ Growth, C.A.S.E., Value Equity,
         Strategic Total Return..................................52-53

/bullet/ Tactical Asset Allocation,
         Balanced, Flexible Income...............................54-55

/bullet/ Income Plus, Tax-Exempt.................................56-57


DISTRIBUTION ARRANGEMENTS...........................................59

AS AN INFORMED INVESTOR, YOU SHOULD KNOW....



All of the 18 Funds involve risk, and all of them offer the potential for reward. This means you can lose money--and you can make money. At IDEX, we've structured the Funds so that each offers a slightly different degree of risk and reward than the others.

In this prospectus, we've arranged the Funds in order of risk/reward from highest to lowest. Notice the scale at the right. It represents the full range of risks and rewards, along with the types of securities associated with each level. This scale appears near the explanation of each Fund, with an arrow pointing to the risk/reward level of that Fund.

What risk/reward level is for you? Here's how you can tell:

HOW WELL DO YOU HANDLE FLUCTUATIONS IN SHARE PRICE (ACCOUNT VALUE)? The higher a Fund is on the risk/reward scale, the more its price is likely to move up and down from day to day. If this makes you uncomfortable, you might prefer an investment at the lower end of the scale that doesn't fluctuate in price as much.

ARE YOU LOOKING FOR A HIGHER RATE OF RETURN? Generally, the higher the potential return, the higher the risk. If you find the potential to make more money to be worth the possibility of losing more, then a Fund at the higher end of the scale may be right for you.

A final note: Except for money market funds, MUTUAL FUNDS ARE LONG-TERM INVESTMENTS. For best results, you should be prepared to commit to this investment for at least several years due to market cycles.

Each Fund has an investment objective that it tries to achieve through investing. The objective can be changed without shareholder vote.


TO HELP YOU UNDERSTAND...
In this prospectus, you'll see symbols like the ones at right. These are "icons", graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

[GRAPHIC OMITTED] The target directs you to a Fund's goals or objective.

[GRAPHIC OMITTED] The chess piece indicates discussion about a Fund's strategies.

[GRAPHIC OMITTED] The warning sign indicates the risks of investing in a Fund.

[GRAPHIC OMITTED] The graph indicates investment performance.

[GRAPHIC OMITTED] The dollar sign indicates fees and expenses of a Fund.

[GRAPHIC OMITTED] The question mark indicates Fund information or it will direct you on how to obtain further information.



                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999  1

IDEX INTERNATIONAL EQUITY FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE INTERNATIONAL EQUITY FUND IS LONG-TERM GROWTH OF CAPITAL. Its sub-advisers, Scottish Equitable Investment Management Limited (SEIM) and GE Investment Management Incorporated (GEIM), seek to achieve this objective by investing Fund assets in:

/bullet/ common stocks and other equity securities of foreign ("non-U.S.")
         companies traded on overseas exchanges and foreign over-the-counter markets

/bullet/ preferred stocks, as well as convertible stocks and bonds of such companies

/bullet/ warrants and rights, which are securities that entitle the Fund to buy more stock at a later date (rights expire, warrants do not)

/bullet/ Depository receipts including American Depository Receipts ("ADRS"),
         Global Depository Receipts ("GDRS") and European Depository Receipts ("EDRS")

This Fund aims to appeal to investors who seek long-term capital growth through foreign investments, and who are able to tolerate the significant risks in such investments.

[GRAPHIC OMITTED] STRATEGIES

Each day, the cash that flows into the Fund for investment is divided equally by SEIM and GEIM, and they manage each portion separately from then on.

Normally, 65% of the Fund's assets are invested in at least 50 stocks of companies of 15 to 25 different countries. The Fund is never invested in companies of fewer than 12 countries, other than the U.S.

The Fund invests broadly, not only in the larger stock markets of Europe and Japan, but also, to a lesser extent in the smaller markets of Asia, Emerging Europe and Latin America.

Overseas economies usually don't move in the same direction and operate differently. This creates situations the Fund aims to take advantage of through asset allocation among international markets.

SEIM looks for countries where economic growth conditions are favorable and where stock market valuations don't reflect that potential. It then looks for companies whose earnings potential is not reflected in the share price.

GEIM looks for companies expected to grow faster than their markets, and whose stock prices don't fully reflect that. Attributes of such companies are strong earnings growth, low price-to-book value, strong cash flow and presence in an industry that is experiencing strong growth and has high quality management, financial strength and sufficient liquidity.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ FOREIGN SECURITIES

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from difference in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

        /bullet/ Changes in currency values
        /bullet/ Currency speculation
        /bullet/ Currency trading costs
        /bullet/ Different accounting and reporting practices
        /bullet/ Less information available to the public
        /bullet/ Less (or different) regulation of securities' markets /bullet/ More complex business negotiations
        /bullet/ Less liquidity
        /bullet/ More fluctuations in market prices
        /bullet/ Delays in settling foreign securities transactions
        /bullet/ Higher costs for holding foreign securities (custodial fees) /bullet/ Vulnerability to seizure and taxes
        /bullet/ Political instability and small markets
        /bullet/ Different market trading days

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.

-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



2  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the Morgan Stanley Capital International-Europe, Asia and Far East Index (MSCI-EAFE), a widely recognized unmanaged index of market performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------


                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                 THREE      SINCE
                     ONE YEAR    YEARS    INCEPTION*

A Shares               00.0%     00.0%      00.0%
B Shares               00.0%     00.0%      00.0%
C Shares               00.0%     00.0%      00.0%
MSCI-EAFE              00.0%     00.0%      00.0%

* Since inception of Class "A" Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                  CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                5.50%     None   1.00%

Deferred sales charge           None(a)  5.00%  1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                        ----------------------------
TOTAL (c)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                      $750     $1,170     $1,620      $2,850
     B*                     $780     $1,150     $1,550      $2,920
     C                      $___       $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                      $750     $1,170     $1,620      $2,850
     B*                     $280       $850     $1,450      $2,920
     C                      $___       $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.



                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999  3

IDEX GLOBAL FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE GLOBAL FUND IS LONG-TERM GROWTH OF CAPITAL IN A MANNER CONSISTENT WITH PRESERVATION OF CAPITAL. The sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by investing primarily in:

/bullet/ foreign stocks of foreign and domestic issuers

The Fund may invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity.

The Fund may use forward foreign currency contracts for hedging. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

The Fund aims to appeal to investors who want capital growth without being limited to investments in U.S. securities, and who can stand the risks associated with foreign investing.

[GRAPHIC OMITTED] STRATEGIES

Janus' main strategy is to use a "bottom up" approach to build the Fund's portfolio. They seek to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Foreign securities are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.

When evaluating foreign investments, Janus (in addition to looking at individual companies) considers such factors as:

/bullet/ expected levels of inflation in various countries
/bullet/ government policies that might affect business conditions
/bullet/ the outlook for currency relationships
/bullet/ prospects for economic growth among countries, regions or geographic areas

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ FOREIGN SECURITIES

Investments in foreign (non-U.S.) securities risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject.

        /bullet/ Changes in currency values
        /bullet/ Currency speculation
        /bullet/ Currency trading costs
        /bullet/ Different accounting and reporting practices /bullet/ Less information available to the public
        /bullet/ Less (or different) regulation of securities markets /bullet/ More complex business negotiations
        /bullet/ Less liquidity
        /bullet/ More fluctuations in prices
        /bullet/ Delays in settling foreign securities transactions /bullet/ Higher costs for holding shares (custodial fees) /bullet/ Vulnerability to seizure and taxes
        /bullet/ Political instability and small markets
        /bullet/ Different market trading days
        /bullet/ Forward foreign currency contracts for hedging

/bullet/ HEDGING

The hedging strategy may not be successful if the Fund manager is unable to accurately predict movements in the prices of individual securities held by the Fund, or if the strategy does not correlate well with the Fund's investments. A loss may result when hedging currency exposure.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



4  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                                              SINCE
                                  ONE YEAR     5 YEARS      INCEPTION*
A Shares                           00.0%        00.0%         00.0%
B Shares                           00.0%        00.0%         00.0%
C Shares                           00.0%        00.0%         00.0%
MSCIW                              00.0%        00.0%         00.0%

* Since Inception of class "A" Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                   CLASS OF SHARES
                                  A        B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                 5.50%     None   1.00%

Deferred sales charge            None(a)  5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                         ---------------------------
TOTAL (c)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS            1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                   $730     $1,120     $1,520      $2,660
     B*                  $760     $1,110     $1,460      $2,730
     C                   $___       $___       $___        $___

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS            1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                   $730     $1,120     $1,520      $2,660
     B*                  $260       $800     $1,360      $2,730
     C                   $___       $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.



                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999  5

SMALL CAP FRONTIER FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE INVESTMENT OBJECTIVE OF THE SMALL CAP FRONTIER FUND IS TO SEEK LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF SMALL GROWTH COMPANIES. The Fund's sub-adviser, T. Rowe Price Associates, Inc. ("T. Rowe Price"), seeks to achieve this objective by investing Fund assets in:

/bullet/ Common stocks of small-cap growth companies
/bullet/ Futures

This Fund aims to appeal to investors who want an aggressive, long-term approach to building capital and who can tolerate significant fluctuations inherent in small-cap stock investing.

[GRAPHIC OMITTED] STRATEGIES

This Fund will invest at least 80% of total assets in common stocks of small-cap growth companies. Small-cap growth companies are those companies that are still in the process of developing and are expected by T. Rowe Price to achieve long-term earnings growth rates that reach new highs over time. For the purposes of this Fund, a small-cap growth company is defined as one whose market capitalization is smaller than 90% of the companies in the S&P 500. As of December 31, 1998, this included companies with market caps under approximately $__billion, but the upper size limit will vary with market fluctuations. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)

The Fund will be more broadly diversified than the typical small-cap growth fund; once the Fund achieves sufficient size, the top 25 holdings will not compose a significant portion of total Fund assets.

Stock selection is based on a variety of quantitative models designed by T. Rowe Price to identify the key characteristics of small-cap growth stocks. Based on these models, stocks are selected in a "top down" manner so that the portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

The Fund will typically hold minimum cash reserves to maximize exposure to this market area. To help the Fund manage cash flow efficiently and maintain consistent market exposure, the Fund may also buy and sell stock index futures.

The Fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to achieve its investment objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

         While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ SMALL-CAP COMPANIES

         Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience.

         Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the Fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

/bullet/ QUANTITATIVE MODELS

         Stocks selected using quantitative models may not be effective and may cause overall returns to be lower than if other methods are used.

/bullet/ FUTURES

         Futures involve additional investment risks and transaction costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

         /bullet/ Inaccurate market predictions
         /bullet/ Imperfect correlation
         /bullet/ Illiqudity
         /bullet/ Tax considerations

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page __.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



6  IDEX MUTUAL FUNDS / PROSPETUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

Because the Fund is just starting investment operations, it has no historical performance information to present to you. Performance history will be available for the Fund after it has been in operation for one calendar year.
--------------------------------------------------------------------------------
[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                           CLASS OF SHARES
                                        A         B         C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases
(AS A % OF OFFERING PRICE)

Deferred sales charge                     (a)                 (b)
(AS A % OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS              CLASS OF SHARES
                                        A         B         C
--------------------------------------------------------------------------------
Management fees                       ____%     ____%      ____%
12b-1 fee                             ____%     ____%      ____%
Other expenses                        ____%     ____%      ____%

TOTAL (b) (c)                         ____%     ____%      ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The investment adviser has voluntarily agreed to reimburse the Fund to the extent that the management fee, other expenses and total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement can be terminated at any time by the investment adviser.


EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS                1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                      $___      $___       $_____     $_____
     B*                     $___      $___       $_____     $_____
     C                      $___      $___       $____      $_____
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS                1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                      $___      $___       $_____     $_____
     B*                     $___      $___       $_____     $_____
     C                      $___      $___       $____      $_____
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999  7

MID-CAP SUMMIT FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE INVESTMENT OBJECTIVE OF THE MID-CAP SUMMIT FUND IS TO SEEK CAPITAL APPRECIATION. The Fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. ("Pilgrim") seeks to achieve this objective by investing Fund assets in:

/bullet/ common stocks of medium capitalization companies
/bullet/ convertible securities

This Fund aims to appeal to investors who want long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

[GRAPHIC OMITTED] STRATEGIES

In seeking capital appreciation, Pilgrim normally invests at least 65% of the Fund's total assets in common stocks and convertible securities issued by companies with market capitalizations between $500 million and $10 billion. The Fund invests primarily in companies that Pilgrim believes have outlooks for significant earnings growth and capital-appreciation potential. The Fund may also invest in foreign (non-U.S.) securities, warrants and rights.

Pilgrim may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to achieve its investment objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

         While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         Because the stocks the Funds may hold fluctuate in prices, the value of your investment in the Fund will go up and down.

/bullet/ MEDIUM SIZED COMPANIES

         These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger, more established companies.

/bullet/ CONVERTIBLE SECURITIES

         As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page __.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



8  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

Because the Fund is just starting investment operations, it has no historical performance information to present to you. Performance history will be presented for the Fund after it has been in operation for one calendar year.
--------------------------------------------------------------------------------
[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                      CLASS OF SHARES
                                     A       B       C
--------------------------------------------------------------------------------
Maximum sales charge
on purchases
(AS A % OF OFFERING PRICE)

Deferred sales charge                 (a)             (b)
(AS A % OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with at balance belowthe share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS         CLASS OF SHARES
                                     A       B       C
--------------------------------------------------------------------------------
Management fees                     ____%   ____%   ____%
12b-1 fee                           ____%   ____%   ____%
Other expenses                      ____%   ____%   ____%
                            -----------------------------
TOTAL (b) (c)                       ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The investment adviser has voluntarily agreed to reimburse the Fund to the extent that the management fee, other expenses and total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement can be terminated at any time by the investment adviser.


EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                    $___      $___       $_____     $_____
     B*                   $___      $___       $_____     $_____
     C                    $___      $___       $____      $_____
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                    $___      $___       $_____     $_____
     B*                   $___      $___       $_____     $_____
     C                    $___      $___       $____      $_____
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.



                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999  9

IDEX CAPITAL APPRECIATION FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE CAPITAL APPRECIATION FUND IS LONG-TERM GROWTH OF CAPITAL. Its sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by:

/bullet/ investing at least 50% of the Fund's assets in the stocks of medium-sized companies

Medium-sized companies are those whose market capitalizations, at the time of purchase, fall within the range of the S&P Mid Cap 400 Index. As of December 31, 1998, this range was $______million to $_____billion.

Subject to this policy, the Fund may also invest in the stocks of smaller or larger companies as well.

This Fund is classifies as "non-diversiifed." As it's used in this prospectus, the term "non-diversified" means a fund focuses its investments in a particular type of investment, industry or country. This fund may invest as much as 50% of its assets in the securities of as few as two issuers.

This Fund aims to appeal to investors who want capital growth and who can stand the risks associated with common stock investments.

[GRAPHIC OMITTED] STRATEGIES

This Fund invests in industries and stocks of companies that Janus believes are experiencing favorable demand for their products and services, and are operating in favorable competitive and regulatory environments.

Janus use a "bottom up" approach by seeking to identify individual companies with earnings growth potential that may not be recognized by the market. Although themes may emerge in the Fund, stocks are usually selected without regard to any defined industry sector or other similarly defined selection procedure. Though income is not an objective of the Fund, some holdings might produce incidental income.


[GRAPHIC OMITTED] RISKS

The Fund is subjet to the following investment risks:

/bullet/ STOCKS


While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquied than larger, more established companies.

/bullet/ NON-DIVERSIFIED

This Funds non-diversification characteristic makes it more susceptible to any single economic, political or regulatory occurrence. The share price will flucutate more than a comparable diversified fund.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
------------------------------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



10  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P MidCap 400 Index (S&P 400), a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                 THREE       SINCE
                    ONE YEAR     YEARS     INCEPTION*
A Shares              00.0%      0.00%       00.0%
B Shares              00.0%      0.00%       00.0%
C Shares              00.0%      0.00%       00.0%
S&P 400               00.0%      0.00%       00.0%

* Since inception of Class "A" Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                  CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                5.50%    None    1.00%

Deferred sales charge          None(a)  5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%    1.00%
12b-1 fee                      0.35%   1.00%    0.90%
Other expenses                 ____%   ____%    ____%
                           --------------------------
Total (c)                      ____%   ____%    ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                     $730     $1,100     $1,500      $2,600
     B*                    $750     $1,080     $1,430      $2,670
     C                     $___     $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                     $730     $1,100     $1,500      $2,600
     B*                    $250       $780     $1,330      $2,670
     C                     $___       $___     $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.



                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 11

IDEX C.A.S.E. FUND

SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE C.A.S.E. FUND IS ANNUAL GROWTH OF CAPITAL THROUGH INVESTMENT IN COMPANIES WHOSE MANAGEMENT, FINANCIAL RESOURCES AND FUNDAMENTALS APPEAR ATTRACTIVE ON A SCALE MEASURED AGAINST EACH COMPANY'S PRESENT VALUE. Its sub-adviser, C.A.S.E. Management, Inc. (C.A.S.E.), intends to achieve this objective by investing Fund assets in:

     /bullet/ common stocks
     /bullet/ preferred stocks
     /bullet/ convertible stocks

The Fund's assets are invested in companies whose stocks are traded on national exchanges or over-the-counter markets. C.A.S.E. focuses on companies that are fundamentally strong compared to other companies in the same industry, the same sector and the broad market.

C.A.S.E. believes that above-average performance is as much a matter of eliminating bad situations as it is discovering good ones.

This Fund aims to appeal to investors who seek growth in excess of the S&P 500 in good and bad markets, but want a diversified portfolio of companies with below-market risk characteristics. Investors should be comfortable with the price fluctuations of such a stock portfolio.

[GRAPHIC OMITTED] STRATEGIES

Using proprietary forms of research, C.A.S.E. selects companies after evaluating the current economic cycle, and identifying attractive sectors, industries and company-specific circumstances.

The Fund invests in common, preferred and convertible stocks of firms that C.A.S.E. believes show below-market risk, supported by below-market multiples, along with above-average fundamentals. These fundamentals include return on equity, price-to-earnings ratio and other balance sheet factors that contribute to long-term capital growth.

C.A.S.E. applies its proprietary forms of research to companies that exhibit superior products and above-average growth rates along with sound management and financials.

Each company selected for the Fund is monitored against more than two dozen disciplines, including:

/bullet/ insiders' activity
/bullet/ market style leadership
/bullet/ earnings surprise
/bullet/ analysts' change in earnings projections
/bullet/ return on equity
/bullet/ 5-year earnings-per-share growth rate
/bullet/ price-earnings ratio
/bullet/ price-to-book ratio
/bullet/ price-to-cash flow
/bullet/ institutional activity and holdings
/bullet/ relative strength price change
/bullet/ price-to-200-day moving average
/bullet/ price-to-historical rising inflation
/bullet/ price-to-declining U.S. dollar
/bullet/ earnings projected change
/bullet/ quarterly earnings per-share growth rate

Stocks are sold when C.A.S.E. views them as overvalued, or when C.A.S.E. feels the stocks have lost their strong fundamentals.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ PROPRIETARY RESEARCH

C.A.S.E.'s proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).


12 IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                 [GRAPH OMITTED]

--------------------------------------------------------------------------------
Best Quarter:                _______     _______%
Worst Quarter:               _______     _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                        SINCE
                      ONE YEAR        INCEPTION*
A Shares               00.0%            00.0%
B Shares               00.0%            00.0%
C Shares               00.0%            00.0%
S&P 500                00.0%            00.0%

* Since inception of Class "A" Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                           CLASS OF SHARES
                                      A          B           C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                     5.50%       None       1.00%

Deferred sales charge                None(a)    5.00%      1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                          --------------------------
Total (c)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS           1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                  $730      $1,100     $1,500      $2,600
    B*                 $750      $1,080     $1,430      $2,670
    C                  $___        $___       $___        $___
--------------------------------------------------------------------------------
If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS           1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                  $730      $1,100     $1,500      $2,600
    B*                 $250        $780     $1,330      $2,670
    C                  $___        $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  13

IDEX VALUE EQUITY FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE VALUE EQUITY FUND IS MAXIMUM CONSISTENT TOTAL RETURN WITH MINIMUM RISK TO PRINCIPAL. Its sub-adviser, NWQ Investment Management Company, Inc. (NWQ), employs a value-oriented approach to investing.

The Fund seeks to achieve this objective by investing primarily in:

     /bullet/ common stocks
     /bullet/ money market and short-term instruments (Treasury Bills) /bullet/ Amercian Depositary Receipts and exchange listed foreign stocks

This Fund aims to appeal to investors who seek both capital preservation and long-term capital appreciation.

[GRAPHIC OMITTED] STRATEGIES

NWQ will use statistical measures to look for above-average stock valuations, screening for below-average price-to-earnings and price-to-book ratios, above-average dividend yields and strong financial stability.

NWQ also identifies those market sectors believed to benefit from long-term positive fundamentals, and focuses on the companies within these sectors which represent above-average statistical value and are undervalued when purchased.

The Fund consists of ________ mid-capitalization to large-capitalization companies. NWQ differs from many other value-oriented managers in that it:

/bullet/ uses earnings averaged over both strong and weak periods in evaluating cyclical companies
/bullet/ focuses on quality of earnings
/bullet/ invests in relative value
/bullet/ concentrates in industries and sectors that have strong long-term fundamentals

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger more established companies.

/bullet/ FOREIGN SECURITIES

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from difference in regulations to which U.S. and foreign issuers and markets are subject.
These risks include:

/bullet/  Changes in currency values
/bullet/  Currency speculation
/bullet/  Currency trading costs
/bullet/  Different accounting and reporting practices
/bullet/  Less information available to the public
/bullet/  Less (or different) regulation of securities' markets
/bullet/  More complex business negotiations
/bullet/  Less liquidity
/bullet/  More fluctuations in market prices
/bullet/  Delays in settling foreign securities transactions
/bullet/ Higher costs for holding foreign securities (custodial fees) /bullet/ Vulnerability to seizure and taxes
/bullet/  Political instability and small markets
/bullet/  Different market trading days

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



14  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                _______    _______%
Worst Quarter:               _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                      SINCE
                    ONE YEAR        INCEPTION*
A Shares              00.0%           00.0%
B Shares              00.0%           00.0%
C Shares              00.0%           00.0%
S&P 500               00.0%           00.0%

*Since inception of Class "A" Shares
--------------------------------------------------------------------------------
[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES

                                   CLASS OF SHARES
                                  A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                 5.50%    None   1.00%

Deferred sales charge           None(a)  5.00%  1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
===============================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                           -------------------------
Total (c)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Certain purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   A                  $690      $1,000     $1,320      $2,240
   B*                 $720        $970     $1,250      $2,320
   C                  $___        $___       $___        $___
--------------------------------------------------------------------------------
If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   A                  $640      $1,000     $1,320      $2,240
   B*                 $220        $670     $1,150      $2,320
   C                  $___        $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  15

MID-CAP OPPORTUNITIES FUND

SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE INVESTMENT OBJECTIVE OF THE MID-CAP OPPORTUNITIES FUND IS TO SEEK CAPITAL APPRECIATION. The Fund's sub-adviser, Salomon Brothers Asset Management Inc. ("SBAM"), seeks to achieve this objective by investing Fund assets in:

/bullet/ common stocks
/bullet/ convertible securities
/bullet/ cash and cash equivalents

This Fund aims to appeal to investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

[GRAPHIC OMITTED] STRATEGIES

This Fund is classified as "non-diversified." As it is used in this prospectus, the term "non-diversified" means a fund focuses its investments in a particular type of investment, industry or country. The Fund will primarily invest in common stocks, or securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures.

In seeking capital appreciation, the Fund may purchase securities of: seasoned issuers; small companies; newer companies; and new issues. The Fund may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded.

SBAM anticipates that the Fund's investments generally will be in securities of companies which it considers to reflect the following characteristics:

/solid box/ Undervalued share prices

/solid box/ Special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares

/solid box/ Growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments

SBAM uses a bottom-up, fundamental research process to select the Fund's securities. They seek to identify individual companies with earnings growth potential that may not be recognized by the market.

SBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to pursue its investment objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

         While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         Because the Fund's holdings may fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ CONVERTIBLE SECURITIES

         The market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

/bullet/ NON-DIVERSIFIED

         This Fund's non-diversification makes it more susceptible to any single, economic, political or regulatory occurrence. The share price will fluctuate more than a comparable diversified fund.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page __.
--------------------------------------------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).

16 IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

Because the Fund is just starting investment operations, it has no historical performance information to present to you. Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------

FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                                             CLASS OF SHARES
                                                            A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases
(as a % of offering price)

Deferred sales charge                                        (a)             (b)
(as a % of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS                                CLASS OF SHARES
                                                            A       B       C
--------------------------------------------------------------------------------
Management fees                                            ____%   ____%   ____%

12b-1 fee                                                  ____%   ____%   ____%

Other expenses                                             ____%   ____%   ____%

                                                           ---------------------
TOTAL (c)                                                  ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The investment adviser has voluntarily agreed to reimburse the Fund to the extent that the management fee, other expenses and total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement can be terminated at any time by the investment adviser.

EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

Share Class     1 year  3 years 5 years 10 years
--------------------------------------------------------------------------------
    A            $___    $___    $_____  $_____
    B*           $___    $___    $_____  $_____
    C            $___    $___    $____   $_____
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

Share Class     1 year  3 years 5 years 10 years
--------------------------------------------------------------------------------
    A            $___    $___    $_____  $_____
    B*           $___    $___    $_____  $_____
    C            $___    $___    $_____  $_____
--------------------------------------------------------------------------------

*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.

                                               IDEX MUTUAL FUNDS / PROSPECTUS 17

IDEX AGGRESSIVE GROWTH FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE AGGRESSIVE GROWTH FUND IS LONG-TERM CAPITAL APPRECIATION. The Fund's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve this objective by investing Fund assets in:

/bullet/ equity securities such as common or perferred stocks

/bullet/ convertible securities (convertible securities are securities which can be exchanged for or converted into common stock of such companies)

/bullet/ U.S. dollar denominated securities of foreign issuers (American
         Depository Receipts)

/bullet/ money market instruments, including repurchase agreements

/bullet/ repurchase agreements

This Fund aims to appeal to investors who seek capital growth aggressively, and who can tolerate wide swings in the value of their investment.

[GRAPHIC OMITTED] STRATEGIES

Except during defensive periods (as when the markets are down), the Fund invests at least 85% of its assets in common stocks, which may include stocks of developing companies, of older companies that are entering a new stage of growth, and of companies whose products or services have a high unit volume growth rate.

The Fund may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder returns.

The Fund's manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. During this time, the Fund may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the Fund may be unable to pursue its investment objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ INVESTING AGGRESSIVELY

        /bullet/ Value of developing-company stocks may drop significantly /bullet/ Rights, options and futures contracts may not be exercised and may expire worthless
        /bullet/ Warrants and rights may be less liquid than stocks
        /bullet/ Leveraging practices may make the Fund more volatile.

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

/bullet/ REPURCHASE AGREEMENTS

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the securitiy. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

/bullet/ ADRs

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

        /bullet/ Changes in currency values
        /bullet/ Currency specuation
        /bullet/ Currency trading costs
        /bullet/ More fluctuations in market prices
        /bullet/ Less information available

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors.

        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.

--------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).

18  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P 500 Composite Stock Price Index(S&P
500), a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------
                                [GRAPH OMITTED]

--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS as of 12/31/98
                                 THREE       SINCE
                    ONE YEAR     YEARS     INCEPTION*
A Shares              00.0%      0.00%       00.0%
B Shares              00.0%      0.00%       00.0%
C Shares              00.0%      0.00%       00.0%
S&P 500               00.0%      0.00%       00.0%

*Since inception of Class "A" Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                  CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                5.50%    None    1.00%

Deferred sales charge          None(a)  5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                          --------------------------
TOTAL (c)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                     $730     $1,100     $1,500      $2,600
     B*                    $750     $1,080     $1,430      $2,670
     C                     $___     $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                     $730     $1,100     $1,500      $2,600
     B*                    $250       $780     $1,330      $2,670
     C                     $___       $___     $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.

                                               IDEX MUTUAL FUNDS / PROSPECTUS 19

IDEX GROWTH FUND

SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE GROWTH FUND IS GROWTH OF CAPITAL. Its sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by investing mainly in:

/bullet/ common stocks listed on national exchanges or on NASDAQ which Janus believes have a good potential for capital growth

This Fund aims to appeal to investors who want capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in the value of their investment.

[GRAPHIC OMITTED] STRATEGIES

The Fund's main strategy is to invest almost all of its assets in common stocks at times when Janus believes the market environment favors such investing.

Janus generally takes a "bottom up" approach to building the stock portfolio. In other words, Janus seeks to identify individual companies with earnings growth potential that may not be recognized by the stock market at large.

Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the Fund and any income realized on the Fund's investments is incidental to its objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).

20  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                               CLASS "A" SHARES
                               ----------------
                                [GRAPH OMITTED]

--------------------------------------------------------------------------------
Best Quarter:              _______     _______%
Worst Quarter:             _______     _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                         SINCE
                    ONE YEAR    5 YEARS    10 YEARS    INCEPTION*

A Shares              00.0%       00.0%       00.0%      0.00%
B Shares              00.0%       00.0%       00.0%      0.00%
C Shares              00.0%       00.0%       00.0%      0.00%
T Shares              00.0%       00.0%       00.0%      0.00%
S&P 500               00.0%       00.0%       00.0%      0.00%

*Since inception of Class "A" Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES

                                             CLASS OF SHARES
                                    A         B         C         T*
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                   5.50%     None      1.00%      8.50%

Deferred sales charge             None(a)   5.00%     1.00%      None(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)

* Not available to new investors.
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                        ----------------------------
TOTAL (c)                      ____%   ____%   ____%
================================================================================
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                      $700      $1,030     $1,380      $2,360
    B*                     $750      $1,010     $1,310      $2,430
    C                      $___      $___       $___        $___
    T                      $___      $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                      $700      $1,030     $1,380      $2,360
    B*                     $230        $710     $1,210      $2,430
    C                      $970      $1,220     $1,480      $2,240
    T                      $___      $___       $___        $___
--------------------------------------------------------------------------------
*Examples for Class B Shares assume they'll convert to Class A shares eight years after you purchase them, and you'll own the shares on the first day of the first year.

                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  21

BLUE CHIP FUND

SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE INVESTMENT OBJECTIVE OF THE BLUE CHIP FUND IS TO SEEK LONG-TERM GROWTH OF CAPITAL. The Fund's sub-adviser, Goldman Sachs Asset Management ("GSAM"), seeks to achieve this objective by investing primarily in:

/bullet/    equity securities

This Fund aims to appeal to investors who seek long- term growth of capital and who can tolerate fluctuations inherent in stock investing.

[GRAPHIC OMITTED] STRATEGIES

This Fund will invest at least 90% of total assets in a diversified portfolio of equity securities that are considered by GSAM to have long term capital appreciation potential. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign (non-U.S.) securities, including securities of issuers in emerging (developing) countries and securities quoted in foreign currencies.

Equity securities for this Fund are selected based on their prospects for above average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

The Fund's manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to achieve its investment objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

         While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         Because the stocks the Fund holds fluctuate in price, the value of your investment will go up and down.

/bullet/ FOREIGN SECURITIES

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from difference in regulations to which U.S. and foreign issuers and markets are subject.
These risks include:

/bullet/  Changes in currency values
/bullet/  Currency speculation
/bullet/  Currency trading costs
/bullet/  Different accounting and reporting practices
/bullet/  Less information available to the public
/bullet/  Less (or different) regulation of securities' markets
/bullet/  More complex business negotiations
/bullet/  Less liquidity
/bullet/  More fluctuations in market prices
/bullet/  Delays in settling foreign securities transactions
/bullet/ Higher costs for holding foreign securities (custodial fees) /bullet/ Vulnerability to seizure and taxes
/bullet/  Political instability and small markets
/bullet/  Different market trading days

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page __.

--------------------------------------------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).

22 IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

Because the Fund is just starting investment operations, it has no historical performance information to present to you. Performance history will be available for the Fund after it has been in operation for one calendar year.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------

FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                                             CLASS OF SHARES
                                                            A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases
(AS A % OF OFFERING PRICE)

Deferred sales charge                                          (a)           (b)
(AS A % OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

(A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the class share minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS                                CLASS OF SHARES
                                                            A       B       C
--------------------------------------------------------------------------------
Management fees                                            ____%   ____%   ____%

12b-1 fee                                                  ____%   ____%   ____%

Other expenses                                             ____%   ____%   ____%

                                                           ---------------------

TOTAL (c)                                                  ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The investment adviser has voluntarily agreed to reimburse the Fund to the extent that the management fee, other expenses and total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement can be terminated at any time by the investment adviser.

EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS     1 YEAR  3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
    A            $___    $___    $_____  $_____
    B*           $___    $___    $_____  $_____
    C            $___    $___    $____   $_____
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS     1 YEAR  3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
    A            $___    $___    $_____  $_____
    B*           $___    $___    $_____  $_____
    C            $___    $___    $_____  $_____
--------------------------------------------------------------------------------

*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.

                                               IDEX MUTUAL FUNDS / PROSPECTUS 23

DIVIDEND GROWTH FUND

SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

The investment objective of the Dividend Growth Fund is to provide an increasing level of dividend income, long-term capital appreciation, and reasonable current income through investments primarily in dividend-paying stocks. The fund's sub-adviser, T. Rowe Price Associates, Inc. ("T. Rowe Price"), seeks to achieve this objective by investing Fund assets in:

/bullet/ Dividend-paying common stocks with favorable prospects for increasing dividends and long-term appreciation

/bullet/ Foreign securities

/bullet/ Futures and options

This Fund aims to appeal to investors who want increasing income over time along with capital appreciation and who can tolerate significant fluctuations in the value of their investment.

[GRAPHIC OMITTED] STRATEGIES

This Fund typically invests at least 65% of total assets in common stocks of dividend-paying companies that T. Rowe Price expects these companies to increase their dividends over time and also provide long-term appreciation.

T. Rowe Price looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out of favor or undervalued by the market. In selecting investments, T. Rowe Price favors companies with one or more of the following:

/bullet/ Either a track record of, or the potential for, above-average earnings and dividend growth

/bullet/ A competitive current dividend yield

/bullet/ A sound balance sheet and solid cash flow to support future dividend increases

/bullet/ A sustainable competitive advantage and leading market position

/bullet/ Attractive valuations such as a relatively high dividend yield

Most of the Fund's assets will be invested in U.S. common stocks. However, T. Rowe Price may also purchase other types of securities such as foreign securities, convertibles, warrants, preferred stocks, and corporate and government debt when considered consistent with the Fund's objective. Futures and options may be used for any number of reasons, including: managing the Fund's exposure to securities prices and foreign currencies; to enhance income; to manage cash flows efficiently; or to protect the value of portfolio securities.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

         While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         Because the stocks the Fund may hold fluctuates in price, the value of your investment in the Fund will go up and down.

/bullet/ FOREIGN SECURITIES

         Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

         /bullet/ Changes in currency values
         /bullet/ Currency speculation
         /bullet/ Currency trading costs
         /bullet/ Different accounting and reporting practices
         /bullet/ Less information available to the public
         /bullet/ Less (or different), regulation of securities markets /bullet/ More complex business negotiations
         /bullet/ Less liquidity
         /bullet/ More fluctuations in market prices
         /bullet/ Delays in settling foreign securities transactions
         /bullet/ Higher costs for holding foreign securities (custodial fees) /bullet/ Vulnerability to seizure and taxes
         /bullet/ Political instability and small markets
         /bullet/ Different market trading days

/bullet/ FUTURES AND OPTIONS

         Futures and options involve additional investment risks and transaction costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

         /bullet/ Inaccurate market predictions
         /bullet/ Imperfect correlation
         /bullet/ Illiquidity
         /bullet/ Tax considerations

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page __.

--------------------------------------------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR
FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX
(4339).

24 IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

Because the Fund is just starting investment operations, it has no historical performance information to present to you. Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------

FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                                             CLASS OF SHARES
                                                            A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases
(AS A % OF OFFERING PRICE)

Deferred sales charge                                        (a)             (b)
(AS A % OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

(A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS                                CLASS OF SHARES
                                                            A       B       C
--------------------------------------------------------------------------------
Management fees                                            ____%   ____%   ____%

12b-1 fee                                                  ____%   ____%   ____%

Other expenses                                             ____%   ____%   ____%

                                                           ---------------------
TOTAL (c)                                                  ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1998 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The investment adviser has voluntarily agreed to reimburse the Fund to the extent that the management fee, other expenses and total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement can be terminated at any time by the investment adviser.

EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS     1 YEAR  3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
    A            $___    $___    $_____  $_____
    B*           $___    $___    $_____  $_____
    C            $___    $___    $____   $_____
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS     1 YEAR  3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
    A            $___    $___    $_____  $_____
    B*           $___    $___    $_____  $_____
    C            $___    $___    $_____  $_____
--------------------------------------------------------------------------------

*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.

                                               IDEX MUTUAL FUNDS / PROSPECTUS 25

IDEX TACTICAL ASSET ALLOCATION FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE TACTICAL ASSET ALLOCATION FUND IS PRESERVATION OF CAPITAL AND COMPETITIVE INVESTMENT RETURNS. The Fund's sub-adviser, Dean Investment Associates (Dean), seeks to achieve this objective by investing Fund assets in:

/bullet/ income-producing common and preferred stocks
/bullet/ debt obligations of U.S. issuers, some of which will be convertible into common stocks
/bullet/ U.S. Treasury bonds, notes and bills
/bullet/ money market funds

In selecting stocks, Dean focuses on high-quality, liquid, large capitalization stocks, using a "bottom-up" screening process to identify stocks that are statistically undervalued. Dean's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to its perceived risks. With this approach, the Fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Index.

This Fund aims to appeal to investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

[GRAPHIC OMITTED] STRATEGIES

This Fund employs an investment technique called "asset allocation," which shifts assets from one class of investment to another (such as from equity to debt) when Dean anticipates changes in market direction.

The Fund will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds (up to 10% of total assets).

Dean has developed forecasting models to predict movements in the stock market for both short (12 to 18-month) and long (3 to 5-year) time periods. These models help compare the risks and rewards Dean anticipates in holding stocks versus debt instruments and money market funds.

Thus, the models determine when Dean is to "tactically" adjust the Fund's asset allocation among stocks, bonds, U.S. debt obligations and money market funds.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

/bullet/ FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

/bullet/ STATISTICAL MODELS

Securities selected using statistical models may result in incorrect asset allocations causing overall returns to be lower than if other methods of selection were used.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).


26  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the Lehman Brothers Intermediate Government Corporate Bond Index (LBIGCB) and the Russell 1000 Index ("Russell 1000"), widely recognized unmanaged index of market performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                    THREE       SINCE
                       ONE YEAR     YEARS     INCEPTION*
A Shares                 00.0%      00.0%       00.0%
B Shares                 00.0%      00.0%       00.0%
C Shares                 00.0%      00.0%       00.0%
LBIGCB                   00.0%      00.0%       00.0%
S&P 500                  00.0%      00.0%       00.0%

* Since inception of Class "A" shares.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                  CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                5.50%     None   1.00%

Deferred sales charge           None(a) 5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                        ----------------------------
TOTAL (b)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                        $730      $1,100     $1,500      $2,600
    B*                       $750      $1,080     $1,430      $2,670
    C                        $___        $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                        $730      $1,100     $1,500      $2,600
    B*                       $250        $780     $1,330      $2,670
    C                        $___        $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  27

IDEX STRATEGIC TOTAL RETURN FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE STRATEGIC TOTAL RETURN FUND IS CURRENT INCOME, LONG-TERM GROWTH OF INCOME, AND CAPITAL APPRECIATION. Its sub-adviser, Luther King Capital Management Corporation (Luther King), seeks to achieve this objective by investing Fund assets in a blend of equity and fixed-income securities which include:

         /bullet/ common stocks
         /bullet/ corporate bonds
         /bullet/ convertible preferred stocks
         /bullet/ corporate convertible bonds
         /bullet/ U.S. Treasury notes

The Fund seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.

The Fund invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the Fund buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.

This Fund aims to appeal to investors who seek capital appreciation and income growth through a strategic blend of stocks and bonds, and who desire a fundamentally-oriented investment approach, emphasizing risk management.

[GRAPHIC OMITTED] STRATEGIES

The Fund seeks to invest in a blend of equity and fixed-income securities to achieve a balance of capital appreciation and investment income while limiting volatility. The Fund will also invest in convertible securities, which have both equity and fixed-income characteristics. In choosing such securities, Luther King looks for companies with strong fundamental characteristics. It considers factors such as:

/bullet/ balance sheet quality
/bullet/ cash flow generation
/bullet/ earnings and dividend growth record and outlook
/bullet/ profitability levels

In some cases, Luther King bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.

Luther King closely analyzes a company's financial status and a security's valuation in an effort to control risk at the individual security level. In addition, the growth elements of the Fund's equity investments drive capital appreciation.

As part of its income-oriented strategy, Luther King expects to invest about 25% of the Fund's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend. Up to 10% of the Fund's assets may be invested in high yield/high-risk bonds (commonly known as "junk bonds"). These bonds are rated below investment grade by the primary rating agencies.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

/bullet/ HIGH-YIELD/HIGH-RISK SECURITIES

        /bullet/ Credit risk
        /bullet/ Greater sensitivity to interest rate movements
        /bullet/ More speculative
        /bullet/ Greater vulnerability to economic changes
        /bullet/ Decline in market value in event of default
        /bullet/ Less liquidity

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).


28  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:               _______     _______%
Worst Quarter:              _______     _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                             SINCE
                           ONE YEAR        INCEPTION*
A Shares                     00.0%           00.0%
B Shares                     00.0%           00.0%
C Shares                     00.0%           00.0%
S&P 500                      00.0%           00.0%

* Since inception of Class "A" shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                               CLASS OF SHARES
                              A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)             5.50%    None    1.00%

Deferred sales charge       None(a)  5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Management fees                1.00%   1.00%   1.00%
12b-1 fee                      0.35%   1.00%   0.90%
Other expenses                 ____%   ____%   ____%
                         ---------------------------
TOTAL (c)                      ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS            1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                   $730      $1,100     $1,500      $2,600
    B*                  $750      $1,080     $1,430      $2,670
    C                   $___      $___         $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS            1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    A                   $730      $1,100     $1,500      $2,600
    B*                  $250        $780     $1,330      $2,670
    C                   $___        $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  29

IDEX BALANCED FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE BALANCED FUND IS LONG-TERM CAPITAL GROWTH, CONSISTENT WITH PRESERVATION OF CAPITAL AND BALANCED BY CURRENT INCOME. The Fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by normally investing in:

       /bullet/ equity securities
       /bullet/ convertible securities
       /bullet/ fixed-income securities
       /bullet/ high-yield/high-risk securities (commonly known as "junk bonds")

This Fund aims to appeal to investors who seek capital growth and income from the same investment, but who also want an investment that sustains value by maintaining a balance between equity and debt (stocks and bonds). The Fund is not for investors who desire a consistent level of income.

[GRAPHIC OMITTED] STRATEGIES

     The basic strategy of the Fund is to maintain a growth component and an income component. Normally, 40% to 60% of the Fund's securities are chosen for their GROWTH potential, and the remaining 40% to 60% are chosen for their INCOME potential.

The growth component is expected to consist mainly of common stocks in companies and industries that Janus believes are experiencing favorable demand for their products and services, and that are operating in a favorable competitive and regulatory climate. In its analysis, Janus looks for companies with earnings growth potential that may not be recognized by the market.

The income component will consist of securities that Janus believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities.

At least 25% of the Fund's assets will normally be invested in fixed-income securities, including bonds and preferred stock.

The sub-adviser uses a "bottom up" approach by seeking to identify individual companies with earning potential that may not be recognized by the market at large. Securities are selected without regard to any industry sector or other similarly defined selection procedure.

Up to 35% of the Fund's assets may be invested in high/yield/high-risk bonds (commonly known as "junk bonds"). These bonds are rated below investment grade by the primary rating agencies.

The Fund may shift assets between the growth and income portions of its portfolio, based on Janus' analysis of the market and conditions in the economy. If Janus believes that at a particular time growth investments will provide better returns than the yields from income-producing investments, the Fund may put a greater emphasis on growth. The reverse may also take place.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of a convertible debt security tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

/bullet/ FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

/bullet/ HIGH-YIELD/HIGH-RISK SECURITIES

        /bullet/ Credit risk
        /bullet/ Greater sensitivity to interest rate movements
        /bullet/ More speculative
        /bullet/ Greater vulnerability to economic changes
        /bullet/ Decline in market value in event of default
        /bullet/ Less liquidity

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.

-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).


30  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the S&P 500, the Lehman Brothers Government/Corporate Bond Index (LBGCB) and the Lehman Brothers Long Government/Corporate Bond Index (LBLGCB), widely recognized unmanaged indexes of market performance. The tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                            SINCE
                ONE YEAR    THREE YEARS   INCEPTION*

A Shares          00.0%        00.0%        00.0%
B Shares          00.0%        00.0%        00.0%
C Shares          00.0%        00.0%        00.0%
LBGCB             00.0%        00.0%        00.0%
S&P 500           00.0%        00.0%        00.0%
LBLGCB            00.0%        00.0%        00.0%

* Since inception of Class "A" shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                  CLASS OF SHARES
                                 A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                5.50%    None    1.00%

Deferred sales charge          None(a)  5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account open for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS         CLASS OF SHARES
                                     A       B       C
--------------------------------------------------------------------------------
Management fees                     1.00%   1.00%   1.00%
12b-1 fee                           0.35%   1.00%   0.90%
Other expenses                      ____%   ____%   ____%
                                ----------------------------
TOTAL (c)                           ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                    $730      $1,100     $1,500      $2,600
     B*                   $750      $1,080     $1,430      $2,670
     C                    $___        $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                    $730      $1,100     $1,500      $2,600
     B*                   $250        $780     $1,330      $2,670
     C                    $___        $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  31

IDEX FLEXIBLE INCOME FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE FLEXIBLE INCOME FUND IS MAXIMUM TOTAL RETURN FOR SHAREHOLDERS, CONSISTENT WITH PRESERVATION OF CAPITAL, BY ACTIVELY MANAGING A PORTFOLIO OF INCOME-PRODUCING SECURITIES.

The Fund normally invests at least 80% of its total assets in income-producing securities of both foreign and domestic companies. The Fund's sub-adviser, Janus Capital Corporation ("Janus"), seeks to achieve this objective by investing primarily in:

/bullet/ corporate debt securities
/bullet/ lower-rated securities, including bonds considered less than investment grade (high-yield/high risk bonds) of both foreign and domestic issuers /bullet/ mortgage- and other asset-backed securities
/bullet/ convertible securities
/bullet/ preferred stock
/bullet/ income-producing common stock

This Fund aims to appeal to investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high-yield/high-risk bonds (commonly known as "junk bonds") or unrated bonds of domestic or foreign issuers.

[GRAPHIC OMITTED] STRATEGIES

The Fund seeks maximum current income by investing mainly in corporate bonds that offer higher yields, but more risk than higher rated bonds. While the Fund may buy bonds of any maturity, the Fund's average maturity may vary substantially, depending upon Janus' analysis of market, economic and financial conditions at the time.

To increase the potential of higher returns, the Fund has no pre-established standards for the quality of the debt instruments it buys.

The Fund may also buy unrated debt securities of both domestic and foreign issuers, and may at times have substantial holdings of such high-yield/high-risk bonds.

In determining the creditworthiness of bond issuers, Janus uses, but doesn't rely solely on, credit ratings.

Janus seeks to diversify the Fund's investments across many securities and sectors. Currency risk is generally avoided through hedging and other means.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ FIXED-INCOME SECURITIES

The value of these securites may change daily based on changes in the interest rates, and other market conditions and factors. Risks include:

        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

/bullet/ HIGH-YIELD/HIGH-RISK SECURITIES

        /bullet/ Credit risk
        /bullet/ Greater sensitivity to interest rate movements
        /bullet/ More speculative
        /bullet/ Greater vulnerability to economic changes
        /bullet/ Decline in market value in event of default
        /bullet/ Less liquidity

/bullet/ STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.

/bullet/ CONVERTIBLE SECURITIES

As with all debt securities, the market value of a convertible debt security tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

/bullet/ FOREIGN SECURITIES

Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from difference in regulations to which U.S. and foreign issuers and markets are subject. These risks include:

        /bullet/ Changes in currency values
        /bullet/ Currency speculation
        /bullet/ Currency trading costs
        /bullet/ Different accounting and reporting practices
        /bullet/ Less information available to the public
        /bullet/ Less (or different) regulation of securities' markets /bullet/ More complex business negotiations
        /bullet/ Less liquidity
        /bullet/ More fluctuations in market prices
        /bullet/ Delays in settling foreign securities transactions
        /bullet/ Higher costs for holding foreign securities (custodial fees) /bullet/ Vulnerability to seizure and taxes
        /bullet/ Political instability and small markets
        /bullet/ Different market trading days

/bullet/ MORTGAGE- AND OTHER ASSET-BACKED SECURITIES

        /bullet/ Repayment sooner than stated maturity dates resulting in greater price and yield volatility than with traditional fixed-income securities
        /bullet/ Prepayments resulting in lower return
        /bullet/ Values may change based on creditworthiness of issuers /bullet/ Interest rate risks

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).


32  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the Lehman Brothers Government/Corporate Bond Index (LBGCB) and the Lehman Brothers Long Government/Corporate Bond Index, widely recognized unmanaged indexes of market performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of the future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                                       SINCE
                    ONE YEAR    5 YEARS    10 YRS    INCEPTION*
A Shares              00.0%      00.0%      00.0%      00.0%
B Shares              00.0%      00.0%      00.0%      00.0%
C Shares              00.0%      00.0%      00.0%      00.0%
LBGCB                 00.0%      00.0%      00.0%      00.0%
LBLGCB                00.0%      00.0%      00.0%      00.0%

* Since inception of Class "A" shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                 CLASS OF SHARES
                                A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)              5.50%     None     1.00%

Deferred sales charge        None(a)   5.00%    1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C
--------------------------------------------------------------------------------
Management fees               1.00%   1.00%   1.00%
12b-1 fee                     0.35%   1.00%   0.90%
Other expenses                ____%   ____%   ____%
                         --------------------------
TOTAL (c)                     ____%   ____%   ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS         1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A               $650      $1,030     $1,430      $2,540
     B*              $250        $780     $1,330      $2,670
     C               $___        $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS         1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A              $650       $1,030     $1,430      $2,540
     B*             $250         $780     $1,330      $2,670
     C              $___         $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  33

IDEX INCOME PLUS FUND

SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE INCOME PLUS FUND IS TO SEEK AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE AVOIDANCE OF EXCESSIVE RISK. Its sub-adviser, AEGON USA Investment Management, Inc. (AIMI), seeks to achieve this objective by investing Fund assets in a diversified portfolio of:

/bullet/ fixed-income securities including investment grade bonds and high-yield/high-risk bonds (commonly known as "junk bonds").

This Fund aims to appeal to investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

Consistent with this policy, when investing in rated securities, the Fund buys those rated B or better by Moody's or S&P. When investing in rated commercial paper, the Fund buys those rated Prime-2 or better by Moody's or A-2 or better by S&P. The Fund may invest in unrated securities which, in AIMI's judgment, are of equivalent quality. If the rated securities held by the Fund are downgraded, AIMI will consider whether to keep these securities.

The Fund may not invest in rated corporate securities that are rated below investment grade, if such holdings are more than 50% of its total holdings of securities (other than commercial paper).

[GRAPHIC OMITTED] STRATEGIES

AIMI's strategy is to achieve yields as high as possible while managing risk. AIMI uses a "top down/bottom up" approach in managing the Fund's assets. The "top down' approach is to adjust the risk profile of the Fund. They analyze four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AIMI in its decisions regarding the Fund's portfolio allocations.

AIMI has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AIMI does a thorough credit analysis of all companies in the Fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AIMI from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.

For temporary defensive purposes, the Fund may invest some or all of its assets in short-term obligations.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following principal investment risks:

/bullet/ FIXED-INCOME SECURITIES

The Value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include:

        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

/bullet/ HIGH-YIELD/HIGH-RISK SECURITIES

        /bullet/ Credit risk
        /bullet/ Greater sensitivity to interest rate movements
        /bullet/ More speculative
        /bullet/ Greater vulnerability to economic changes
        /bullet/ Decline in market value in event of default
        /bullet/ Less liquidity

/bullet/ PROPRIETARY RESEARCH

AIMI's proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).

34  IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the Merrill Lynch High Yield Master Index (MLHYM), a widely recognized unmanaged index of market performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of the future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                   _______    _______%
Worst Quarter:                  _______    _______%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
                                                      SINCE
                  ONE YEAR    5 YEARS    10 YEARS    INCEPTION*
A Shares            00.0%      00.0%       00.0%       00.0%
B Shares            00.0%      00.0%       00.0%       00.0%
C Shares            00.0%      00.0%       00.0%       00.0%
MLHYM               00.0%      00.0%       00.0%       00.0%

* Since inception of Class "A" shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                CLASS OF SHARES
                               A       B       C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)              4.75%    None    1.00%

Deferred sales charge         None(a) 5.00%   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS           CLASS OF SHARES
                                    A         B         C
--------------------------------------------------------------------------------
Management fees                    1.00%     1.00%     1.00%
12b-1 fee                          0.35%     1.00%     0.90%
Other expenses                     ____%     ____%     ____%
                               --------------------------------
TOTAL (c)                          ____%     ____%     ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the investment adviser, and are voluntary.) With the reimbursement/waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS             1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                    $600       $860     $1,140      $1,940
     B*                   $690       $900     $1,140      $2,070
     C                    $___       $___       $___        $___
--------------------------------------------------------------------------------

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS             1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                    $600       $860     $1,140      $1,940
     B*                   $190       $600     $1,040      $2,070
     C                    $___       $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.



                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  35

IDEX TAX-EXEMPT FUND


SUMMARY OF RISKS AND RETURNS

[GRAPHIC OMITTED] OBJECTIVE AND POLICIES

THE OBJECTIVE OF THE TAX-EXEMPT FUND IS MAXIMUM CURRENT INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL. Its sub-adviser, AEGON USA Investment Management, Inc. (AIMI), seeks to achieve this objective by ordinarily investing at least 75% of its net assets in:

/bullet/ municipal obligations rated in the four highest grades of Moody's or S&P
/bullet/ municipal commercial paper rated the highest by Moody's or S&P
/bullet/ unrated municipal notes (6-month to 3-year maturity) of issuers with at least one issue of bonds outstanding that are rated in Moody's or S&P's four highest grades.

Also, the Fund may buy unrated municipal obligations that AIMI considers equal in quality to the four highest ratings of Moody's or S&P. Unrated municipal securities may be less liquid than rated securities, and therefore may be riskier than rated municipal securities.

Bonds in the fourth category are speculative. The Fund's policies doe not limit how much of the portfolio may be bonds in these categories, as long as AIMI believes the objective of preserving capital is being met.

These obligations are issued by states, territories or possessions of the U.S., the District of Columbia and their political subdivisions, agencies, etc., and the Fund will invest in them only if the interest they pay is based on the opinion of bond counsel, exempt from federal income tax.

The maturity of securities in the Fund is expected to be between 20 and 35 years.

This Fund aims to appeal to investors who seek high current federal tax-free income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates. Yields on municipal obligations are typically lower than on similar taxable securities. Such investors will generally have higher taxable incomes.

The Fund is not for tax-exempt retirement programs, since they would receive no benefit from the tax-exempt nature of most of the Fund's income.

[GRAPHIC OMITTED] STRATEGIES

AIMI takes an approach it believes to be conservative, trying to participate in the market's advances while preserving capital on the downside, in order to provide solid risk-adjusted returns for the shareholders of the Fund. The Fund is managed by assessing key factors for the tax-exempt environment. The duration and maturity structure of the Fund's portfolio generally reflects the interest rate outlook of AIMI's Fixed Income Strategy Committee.

Yields on municipal obligations depend upon:

/bullet/ Type or classification of the issuer
/bullet/ Maturity
/bullet/ Size and structure of the deal
/bullet/ Creditworthiness

Continuous changes in these areas are monitored by AIMI, who decides when the awards are appropriate for the degree of risk taken. The Fund's portfolio is broadly diversifed among all municipal obligations.

AIMI may take a temporary defensive position by investing up to 20% of its assets in lower-yielding and taxable instruments when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to achieve its investment objective.

[GRAPHIC OMITTED] RISKS

The Fund is subject to the following investment risks:

/bullet/ MUNICIPAL OBLIGATIONS

        /bullet/ Their yields are usually lower than on similar, but taxable securities
        /bullet/ The income may be subject to state and local taxes
        /bullet/ The income may be a preference item for determining the federal alternative minimum tax
        /bullet/ Unrated municipal securities may be less liquid than rated securities
        /bullet/ Congress occasionally considers restricting or eliminating the federal tax exemption
        /bullet/ Obligations could ultimately be federally taxable

/bullet/ FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. These risks include:

        /bullet/ Fluctuations in market value
        /bullet/ Changes in interest rates
        /bullet/ Length of time to maturity
        /bullet/ Issuers defaulting on their obligations to pay interest or return principal

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. You may lose money if you invest in this Fund.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 28.
-----------------------------------------------
FOR MORE INFORMATION ON THIS FUND, PLEASE CONTACT YOUR FINANCIAL PROFESSIONAL OR CALL IDEX CUSTOMER SERVICE TOLL-FREE AT 1-888-233-IDEX (4339).



36  IDEX MUTUAL FUNDS / PROPECTUS 1999

[GRAPHIC OMITTED] PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The first table shows you how the Fund's performance has varied from year to year. Results are for Class A shares without deducting the sales load. (If deducted, the results would be less.) The second compares the Fund's performance over time to that of the Lehman Brothers Municipal Bond Index (LBMB) and the Lehman Brothers Long Municipal Bond Index (LBLMB), widely recognized unmanaged indexes of market performance. Both tables assume reinvestment of dividends and capital gain distributions. As with all mutual funds, past performance is not a prediction of future results.
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS "A" SHARES
                                ----------------

                                [GRAPH OMITTED]


--------------------------------------------------------------------------------
Best Quarter:                  _______    _______%
Worst Quarter:                 _______    _______%
--------------------------------------------------------------------------------
Average annual total returns as of 12/31/98
                                                            SINCE
                    ONE YEAR     5 YEARS     10 YEARS     INCEPTION*
A Shares              00.0%       00.0%        00.0%        00.0%
B Shares              00.0%       00.0%        00.0%        00.0%
C Shares              00.0%       00.0%        00.0%        00.0%
LBMB                  00.0%       00.0%        00.0%        00.0%
LBLMB                 00.0%       00.0%        00.0%        00.0%

* Since inception of Class "A" shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out from Fund assets, so their effect is included in the share price. The sales charge (load) is included in the fee table.

FEE TABLE
SHAREHOLDER TRANSACTION FEES
                                      CLASS OF SHARES
                                    A        B        C
--------------------------------------------------------------------------------
Maximum sales charges
on purchases (as a % of
offering price)                   4.75%     None     1.00%

Deferred sales charge             None(a)   5.00%    1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)
================================================================================
ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS          CLASS OF SHARES
                                     A        B        C
--------------------------------------------------------------------------------
Management fees                     0.60%    0.60%    0.60%
12b-1 fee                           0.35%    1.00%    0.60%
Other expenses                      ____%    ____%    ____%
                                   -------------------------
TOTAL (c)                           ____%    ____%    ____%
--------------------------------------------------------------------------------
(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class C shares after February 28, 1999 are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) The actual total annual Fund operating expenses were less than the amount shown above due to expense reimbursements and/or fee waivers. (The reimbursements/waivers are paid by the invest ment adviser, and are voluntary.) With the reimbursement /waiver, the actual total annual operating expenses were: ____% A shares; ____% B shares; and ____% C shares.
================================================================================
EXPENSE EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return. This return is for illustration purposes and is not guaranteed.

If the shares are redeemed at the end of each period:

SHARE CLASS               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                      $610       $880     $1,180      $2,020
     B*                     $700       $930     $1,180      $2,160
     C                      $___       $___       $___        $___

If the shares are not redeemed and there's no deferred sales charge:

SHARE CLASS               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
     A                      $610       $880     $1,180      $2,020
     B*                     $200       $630     $1,080      $2,160
     C                      $___       $___       $___        $___
--------------------------------------------------------------------------------
*EXAMPLES FOR CLASS B SHARES ASSUME THEY'LL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM, AND YOU'LL OWN THE SHARES ON THE FIRST DAY OF THE FIRST YEAR.


                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  37

FULL EXPLANATION OF STRATEGIES
AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual Funds on pages 2 through __, you found descriptions of the strategies and risks associated with each. In those pages, you were referred to this section for a more complete description of the risks. For best understanding, first read the description of the Fund you're interested in. Then refer to this section and read about the risks particular to that Fund. For even more discussions of strategies and risks, see the Statement of Additional Information, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

[GRAPHIC OMITTED]

THE FUNDS ARE DIVERSIFIED. All the Funds (except the Capital Appreciation Fund and Mid-Cap Opportunities Fund) place their assets in a number of different investments and investment classes. Sometimes this involves investing in other countries; often it means choosing investments that produce lower returns, but are expected to decline less in value during adverse markets. Diversification reduces risk by making it less likely that a poor performance by one investment will materially affect the Fund's portfolio as a whole. This is one of the reasons mutual funds are such popular and widely-held investments.

[GRAPHIC OMITTED]

INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major one is the financial performance of the company. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your Fund holds stocks, there's a risk that some or all of them may be down in price when you choose to sell, causing you to lose money. This is called MARKET RISK.

[GRAPHIC OMITTED]

INVESTING IN PREFERRED STOCKS. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds", below.)

[GRAPHIC OMITTED]

INVESTING IN "CONVERTIBLES", PREFERRED STOCKS, AND BONDS. Since preferred stocks and corporate bonds pay a stated return, their prices usually don't depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are CONVERTIBLE into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.

[GRAPHIC OMITTED]

VOLATILITY. The more an investment goes up and down in price, the more VOLATILE it's said to be. Volatility increases the market risk because even though your Fund may go UP more than the market in good times, it may also go DOWN more than the market in bad times. If you decide to sell when a volatile Fund is down, you could lose more.

[GRAPHIC OMITTED]

INVESTING IN BONDS. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

/bullet/ CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

/bullet/ LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

/bullet/ DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

/bullet/ DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

38 IDEX MUTUAL FUNDS / PROSPECTUS 1999

/bullet/ LOW RATING. High-yield/high-risk securities (commonly known as
         "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes and are less liquid.

/bullet/ LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

/bullet/ LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

[GRAPHIC OMITTED]

INVESTING IN FOREIGN (NON-U.S.) SECURITIES. These are investments offered by foreign companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

/bullet/ CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your Fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

/bullet/ CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

/bullet/ CURRENCY TRADING COSTS. Some Funds also invest in American
         Depository Receipts (ADRs) and American Depository Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The Fund incurs costs when it converts other currencies into dollars, and vice-versa.

/bullet/ EURO CONVERSION. On January 1. 1999, certain participating countries in the European Economic Monetary Union will adopt the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries will issue new debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The new European Central Bank (the "ECB") will assume responsibility for a uniform monetary policy in participating countries. Euro conversion risks that could affect the Funds' foreign investments include: (1) the rediness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries.

/bullet/ DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

/bullet/ LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

/bullet/ LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

/bullet/ MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, the Fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

/bullet/ LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities,and their prices may fluctuate more dramatically.

/bullet/ SETTLEMENT DELAYS. "Settlement" is the process of completing a securities transaction. In many countries, this process takes longer than it does in the U.S.

/bullet/ HIGHER CUSTODIAL CHARGES. Fees charged by the Fund's custodian for holding shares are higher for foreign securities than that of domestic securities.

/bullet/ VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

/bullet/ POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

/bullet/ DIFFERENT MARKET TRADING DAYS. Foreign markets not be open for trading as U.S. markets are, and asset values can change before your transaction occurs.

/bullet/ HEDGING. A Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases, and sales of such securities.

[GRAPHIC OMITTED]

INVESTING IN FUTURES, OPTIONS AND DERIVATIVES. Besides conventional securities, your Fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

/bullet/ INACCURATE MARKET PREDICTIONS. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 39

/bullet/ PRICES MAY NOT MATCH. Movements in the price of the financial contracts may be used to offset movements in the price of other securities you own. If those prices don't correlate or match closely, the benefits of the transaction might be diminished.

/bullet/ ILLIQUID MARKETS. If there's no market for the contracts, the Fund may not be able to control losses.

/bullet/ TAX CONSEQUENCES. Sometimes the possibility of incurring high taxes on a transaction may delay closing out a position and limit the gains it would have produced.

[GRAPHIC OMITTED]

INVESTING IN TAX-EXEMPT SECURITIES. Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item" for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption or municipal obligations. If that happened, it would substantially reduce the value of your Fund's assets.

[GRAPHIC OMITTED]

INVESTING IN SPECIAL
SITUATIONS. Each Fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a Fund manager, a company's securities may be recognized, then increase considerably in price, due to:

/bullet/ A NEW PRODUCT OR PROCESS

/bullet/ A MANAGEMENT CHANGE

/bullet/ A TECHNOLOGICAL BREAKTHROUGH

/bullet/ AN EXTRAORDINARY CORPORATE EVENT

/bullet/ A TEMPORARY IMBALANCE IN THE SUPPLY OF, AND DEMAND FOR, THE SECURITIES
         OF AN ISSUER

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a Fund will depend on the size of the Fund's investment in a situation.

40 IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] HOW THE IDEX FUNDS ARE
                  MANAGED AND ORGANIZED

IDEX Mutual Funds, is run by a BOARD OF TRUSTEES. The assets of each Fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired Fund managers. All such advisers to the Funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

IDEX MANAGEMENT, INC. (IMI), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund.

The Investment Adviser hires sub-advisers to furnish investment advice and recommendations and has entered into Investment Counsel Agreements with each sub-advisers for each Fund. The investment adviser also supervises the sub-advisers' buying and selling of securities and administration of the Funds. For these services, it is paid an Advisory Fee. This fee is based on the average daily net assets of each Fund, and is paid at the rates shown in the table below.

IMI is a wholly-owned direct subsidiary of AUSA Holding Company ("AUSA"). AUSA is a holding company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation and publicly traded international insurance group. Here is a listing of the sub-advisers and the Funds they manage:
--------------------------------------------------------------------------------
SUB-ADVISER     FUND NAME

Alger           Aggressive Growth

SEIM            International Equity

GEIM            International Equity

Janus           Capital Appreciation
                Global
                Growth
                Balanced
                Flexible Income

C.A.S.E.        C.A.S.E.

NWQ             Value Equity

Luther King     Strategic Total Return

Dean            Tactical Asset Allocation

AIMI            Income Plus
                Tax-Exempt

T. Rowe Price   Dividend Growth Fund
                Small Cap Frontier Fund

SBAM            Mid-Cap Opportunities Fund

GSAM            Blue Chip Fund

Pilgrim         Mid-Cap Summit Fund
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
ADVISORY FEE SCHEDULE ANNUAL RATES
---------------------------------------------------------------------------------------------------------------------------
AVERAGE DAILY NET ASSETS     CAPITAL APPRECIATION   GLOBAL   GROWTH   BALANCED   FLEXIBLE INCOME   INCOME PLUS   TAX-EXEMPT
---------------------------------------------------------------------------------------------------------------------------
First $750 million                  1.00%            1.00%    1.00%     1.00%           N/A           0.60%         0.60%
---------------------------------------------------------------------------------------------------------------------------
the next $250 million               0.90%            0.90%    0.90%     0.90%           N/A           0.60%         0.60%
---------------------------------------------------------------------------------------------------------------------------
over $1 billion                     0.85%            0.85%    0.85%     0.85%           N/A           0.60%         0.60%
---------------------------------------------------------------------------------------------------------------------------
First $100 million                                                                     0.90%
---------------------------------------------------------------------------------------------------------------------------
the next $150 million                                                                  0.80%
---------------------------------------------------------------------------------------------------------------------------
over $250 million                                                                      0.70%
---------------------------------------------------------------------------------------------------------------------------

AVERAGE DAILY         DIVIDEND   SMALL CAP      MID-CAP      BLUE     MID-CAP     AGGRESIVE
NET ASSETS             GROWTH    FRONTIER    OPPORTUNITIES   CHIP   SUMMIT FUNDS   GROWTH
-------------------------------------------------------------------------------------------
First $500 million      0.80%      0.80%         0.80%       0.80%      0.80%       0.80%
-------------------------------------------------------------------------------------------
Over $500 million       0.70%      0.70%         0.70%       0.70%      0.70%       0.70%
-------------------------------------------------------------------------------------------

AVERAGE DAILY           INTERNATIONAL                VALUE      STRATEGIC         TACTICAL
NET ASSETS                 EQUITY        C.A.S.E    EQUITY    TOTAL RETURN    ASSET ALLOCATION
-------------------------------------------------------------------------------------------------
First $500 million          0.80%         0.80%      0.80%        0.80%             0.80%
-------------------------------------------------------------------------------------------------
over $500 million           0.70%         0.70%      0.70%        0.70%             0.70%
-------------------------------------------------------------------------------------------------

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 41

DAY-TO-DAY MANAGEMENT OF THE INVESTMENTS IN EACH FUND IS THE RESPONSIBILITY OF THE FUND MANAGER. THE FUND MANAGERS OF THE IDEX MUTUAL FUNDS ARE:

AGGRESSIVE GROWTH FUND

DAVID D. ALGER has been employed by Alger since 1971 and has served as president since 1995. He has managed this Fund since inception.

DAVID HYUN has served as co-manager of this Fund since February 1998. He has been employed by Alger as a senior research analyst since 1991 and a portfolio manager since 1997.

INTERNATIONAL EQUITY FUND

At SEIM, investment strategy is formulated by the Investment Strategy Group. RUSSELL HOGAN leads the investment strategy team. Mr. Hogan is the Investment Director of Scottish Equitable plc, parent company of Scottish Equitable. He oversees all aspects of asset management. He has been with Scottish equitable for 14 years and has been the team leader since the Fund's inception.

At GEIM, RALPH R. LAYMAN leads a team of fund managers. He has 20 years investment experience and has been with GEIM since 1991. Mr. Layman has been the team leader since the Fund's inception.

CAPITAL APPRECIATION FUND

JAMES P. GOFF has managed this Fund since its inception. He joined Janus in 1988.

GLOBAL FUND

HELEN YOUNG HAYES has been employed by Janus since 1987 and has managed this Fund since its inception.

GROWTH FUND

SCOTT W. SCHOELZEL and EDWARD KEELY serve as co-managers of this Fund. Mr. Schoelzel has managed this Fund since January 1996. Before that, he was co-manager of this Fund since 1995. He has been employed by Janus since 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, CO.

Mr. Keely has managed this Fund since January 1999. He has been employed by Janus since 1998. Prior to joining Janus, he was a senior vice president of investments at Founders.

C.A.S.E. FUND

This Fund is managed by a team of professionals, called the Portfolio Management Committee. WILLIAM E. LANGE is the head manager on this committee. He has been president of C.A.S.E. since 1984.

VALUE EQUITY FUND

EDWARD C. FRIEDEL has been the senior manager of this Fund since inception. He has been a managing director and investment strategist with NWQ since 1983.

STRATEGIC TOTAL RETURN FUND

LUTHER KING, JR., CFA and SCOT C. HOLLMANN, CFA have co-managed this Fund since its inception. Mr. King has been the president of Luther King since 1979. Mr. Hollmann has been a vice president since 1983.

TACTICAL ASSET ALLOCATION FUND

JOHN C. RIAZZI, CFA is the senior manager of this Fund. He joined Dean in 1989.

ARVIND SACHDEVA, CFA is the senior equity strategist of this Fund. He joined Dean in 1993. They have co-managed this Fund since inception.

BALANCED FUND

BLAINE P. ROLLINS assisted in the management of this Fund from its inception until February 1996, when he was named Fund manager. He has been with Janus since 1990.

FLEXIBLE INCOME FUND

RONALD V. SPEAKER has managed this Fund since October 1993. He has been with Janus since 1986. On January 13, 1997, Mr. Speaker settled an SEC administrative action involving two personal trades that he made in January 1993. Without admitting or denying the allegations, he agreed to civil monetary penalty, disgorgement and interest payments totaling $37,199 and a 90-day suspension starting January 29, 1997.

INCOME PLUS FUND

DAVID R. HALFPAP has served as manager of this Fund since its inception. He has been employed by AIMI since 1975 and currently is a senior vice president.

BRADLEY BEMAN, CFA became a co-manager of this Fund in August 1998. He joined AIMI in 1988 after working in various capacities with AEGON USA, Inc. and Life Investors.

CRAIG ENRIGHT, became a co-manager of this Fund in August 1998. He joined AIMI in 1996. His prior work experience includes ten years with the Chicago Board of Trade, two years with the Securities Corporation of Iowa and five years at Northern Trust Company.

TAX-EXEMPT FUND

JARRELL D. FREY, CFA, is a senior securities analyst and has managed this Fund since August 1998. Mr Frey joined AIMI in June 1994. Prior to joining AIMI, Mr. Frey was employed for five years by Woodmen Accident and Life Company in Lincoln, NE.

DIVIDEND GROWTH FUND

WILLIAM J. STROMBERG, CFA, has managed this Fund since inception and heads the Investment Team for this Fund. He joined T. Rowe Price in 1986.

SMALL CAP FRONTIER FUND

RICHARD T. WHITNEY, CFA has managed this Fund since inception and heads the Investment Team for this Fund. He joined T. Rowe Price in 1985.

MID-CAP SUMMIT FUND

JEFF A. WRONA, CFA, has managed this Fund since inception. Prior to joining Pilgrim, he was a senior portfolio manager at Munder Capital Management.

MID-CAP OPPORTUNITIES FUND

ROSS S. MARGOLIES has managed this Fund since inception. Mr. Margolies joined Salomon in 1992.

BLUE CHIP FUND

HERBERT E. EHLERS has served as head of a six person investment team that has managed the Fund since inception. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.





42 IDEX MUTUAL FUNDS / PROSPECTUS 1999

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED] OPENING AN ACCOUNT

If you are opening an account through an IDEX representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

CHOOSING A SHARE CLASS

The Fund offers three share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through the Growth Portfolio but Class T shares are not available to new investors.)

If you are investing a large amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 5 years) or Class C shares (if you plan to invest for a period less than 5 years).

Because all of your future investments in your account will be in the same share class you designate when opening an account, you should make this decision carefully. Your financial professional can help you choose the share class that makes the best sense for you.


CLASS A SHARES - FRONT LOAD

With Class A shares, you pay a sales charge only when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1% redemption charge, unless they were purchased through a qualified retirement plan.

CLASS B SHARES - BACK LOAD

Class B shares are sold in amounts up to $500,000. With Class B shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table __________.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.

CLASS C SHARES

With class C shares, you pay an up-front sales charge of 1.00% based on offering price. There are distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you may incur a CDSC of 1.00%.

CONTINGENT DEFERRED SALES CHARGE

Class B and Class C shares are subject to a CDSC.

--------------------------------------------------------------------------------
CLASS A SHARES -
FRONT LOAD
--------------------------------------------------------------------------------
/bullet/ Initial sales charge of 5.5% or less; see table regarding Class A Share
         Quantity Discounts Table.

/bullet/ Discounts of sales charge for larger investments

/bullet/ 12b-1 distribution and service fee of 0.35%

/bullet/ Lower annual expenses than Class B or C shares due to lower distribution and service fees of 3.5%

--------------------------------------------------------------------------------
CLASS B SHARES -
BACK LOAD
--------------------------------------------------------------------------------
/bullet/ No up-front sales charge

/bullet/ Deferred sales charge of 5% or less on shares you sell within 6 years
         (see deferred sales charge table)

/bullet/ 12b-1 distribution and service fees of 1.00%

/bullet/ Automatic conversion to Class A shares after 8 years, reducing future annual expenses

--------------------------------------------------------------------------------
CLASS C SHARES
LEVEL LOAD
--------------------------------------------------------------------------------
/bullet/ Initial sales charge of 1%

/bullet/ 12b-1 distribution and service fees of 0.90% per year (except for the Tax-Exempt Fund which the distribution and service fee is 0.60%)

/bullet/ Deferred sales charge of 1% if you sell within 18 months of purchase.

/bullet/ No conversion to Class A shares after 8 years, so annual expenses do not decrease

--------------------------------------------------------------------------------
CLASS T SHARES
(CLOSED TO NEW INVESTORS)
--------------------------------------------------------------------------------
/bullet/ Initial sales charge of 8.5% or less

/bullet/ Not subject to 12b-1 distribution and service fees

/bullet/ Sales charge percentage can be reduced in the sale four ways as Class A shares (see Class A Share Quantity Discounts Table)

--------------------------------------------------------------------------------

Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, IDEX will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived. See the SAI for complete information about waivers.

CLASS T SHARES (GROWTH FUND ONLY)

(CLOSED TO NEW INVESTORS)

When you buy Class T shares of the Growth Portfolio, you pay an up-front sales charge. You can reduce the sales charge percentage in the same four ways that are described under Class A shares. Class T shares are not subject to annual distribution and service fees.

You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares. You will pay a deferred sales charge of 1% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value of the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sale charges are granted under certain conditions. Please see the SAI for a description of these waivers. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling or writing IDEX. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are four ways that you can pay for your shares (shown below). The minimum initial purchase is $500 for Class A, B and T Shares, and $1000 for Class C shares. Later purchases are at least $50. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES

                                                      AS A % OF DOLLAR AMOUNT
YEAR SINCE PURCHASE                                      SUBJECT TO CHANGE

     First                                                      5%
     Second                                                     4%
     Third                                                      3%
     Fourth                                                     2%
     Fifth and Sixth                                            1%
     Seventh and Later                                          0%


43 IDEX MUTUAL FUNDS / PROSPECTUS 1999

[GRAPHIC OMITTED] HOW TO BUY, SELL OR
                  EXCHANGE SHARES

Depending on privileges established on your account, you may buy, sell (redeem) or exchange shares in several ways. You may do so in writing, by a phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.

If you are a new investor to IDEX, you must first open an account by mailing a completed application to IDEX or you may open an account through a securities dealer that represents IDEX.

--------------------------------------------------------------------------------
      HOW TO BUY SHARES                       TO OPEN A NEW ACCOUNT
                                              (FIRST-TIME IDEX INVESTORS)
--------------------------------------------------------------------------------
BY MAIL                                       Send your completed application
[GRAPHIC OMITTED]                             and check payable to: Idex
                                              Investor Services, Inc. P.O. Box
                                              9015 Clearwater, Florida
                                              33758-9015; or for Overnight
                                              Delivery: 570 Carillon Parkway St.
                                              Petersburg, Florida 33716
--------------------------------------------------------------------------------
THROUGH AN AUTHORIZED DEALER                  The dealer is responsible for
[GRAPHIC OMITTED]                             opening your account and providing
                                              IDEX with your Taxpayer ID Number.
                                              The minimum order from an
                                              authorized dealer is $1000.
--------------------------------------------------------------------------------
BY AUTOMATIC INVESTMENT PLAN                  Send your completed application,
[GRAPHIC OMITTED]                             along with a check for your
                                              initial investment, payable to
                                              IDEX Investor Services, Inc.
                                              P.O. BOX 9015, Clearwater, Florida
                                              33758-9015.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY SHARES                             TO ADD TO YOUR EXISTING ACCOUNT
--------------------------------------------------------------------------------
BY CHECK:              [GRAPHIC OMITTED]      Make your check payable to Idex
                                              Investor Services Inc. and send it
                                              to P.O. Box 9015 Clearwater, FL
                                              33758-9015; or for overnight
                                              delivery: 570 Carillon Parkway,
                                              St.Petersburg, FL 33716.
--------------------------------------------------------------------------------
BY AUTOMATIC           [GRAPHIC OMITTED]      With an Automatic Investment Plan
INVESTMENT PLAN:                              ("AIP"), a level dollar amount is
                                              invested monthly and payment is
                                              deducted electronically from your
                                              bank account. To do this, call or
                                              write IDEX to establish an AIP.
--------------------------------------------------------------------------------
BY TELEPHONE:          [GRAPHIC OMITTED]      The electronic funds transfer
                                              privilege must be established in
                                              advance at the time you opened
                                              your account, or it can be
                                              established on your existing
                                              account. Select "Telephone
                                              Purchase" on the Application, or
                                              write to IDEX. Funds can then be
                                              transferred electronically from
                                              your bank to IDEX. Call IDEX to
                                              invest by phone either through our
                                              automated touch-tone system IDEX
                                              In Touch(SM), or by
                                              person-to-person request.
--------------------------------------------------------------------------------
THROUGH AUTHORIZED     [GRAPHIC OMITTED]      If you open an IDEX account
DEALERS:                                      through an authorized dealer, the
                                              minimum order is $1000. The dealer
                                              is responsible for opening your
                                              account and providing your
                                              taxpayer ID number. If you already
                                              have an IDEX account, no
                                              additional documentation is
                                              needed. The dealer's bank may
                                              charge you for a wire transfer.
                                              IDEX currently does not charge for
                                              this service. The Fund must
                                              receive your payment within three
                                              business days after your order is
                                              accepted.

BY THE INTERNET:       [GRAPHIC OMITTED]      The electronic funds transfer
                                              privilege must be established in
                                              advance when you opened your
                                              account, or it can be added to
                                              your existing account. Visit our
                                              website at www.idexfunds.com.
                                              Payments will be transferred from
                                              your bank account electronically
                                              to IDEX.

BY PAYROLL DEDUCTION:  [GRAPHIC OMITTED]      You can establish this feature to
                                              have money transferred regularly
                                              from your payroll to IDEX. You
                                              would instruct your employer's
                                              payroll department to do so. Call
                                              IDEX to establish this privilege.
--------------------------------------------------------------------------------

HOW TO SELL (REDEEM) SHARES

You can request redemptions and receive payment in several ways depending on circumstances such as:

/bullet/ The privileges or features established on your account

/bullet/ The type of account you have and if there are several account owners

/bullet/ The dollar amount you are requesting

/bullet/ If there have been recent changes made to your account, such as an address change, or other circumstances that may require written request or signature guarantees (see "Policies for Selling Shares")


Considering the information above, you can request a redemption:

/bullet/ In writing (by mail or fax)

/bullet/ By internet access to your account(s) at WWW.IDEXFUNDS.COM

/bullet/ By telephone request using our touch-tone automated system, IDEX In
         Touch(SM), or by a person-to-person verbal request

Also, subject to the information above, the proceeds of your redemption can be paid in either check form or by direct deposit (electronic funds transfer by ACH or Federal Funds Bank Wire).


--------------------------------------------------------------------------------
TO RECEIVE PAYMENT BY               HOW TO REQUEST YOUR REDEMPTION
--------------------------------------------------------------------------------
DIRECT DEPOSIT                      Call IDEX to be sure this feature is in
(ELECTRONIC FUNDS TRANSFER-ACH)     place on your account. Maximum amount per
                                    day is the lesser of your available balance
(ONLY FOR ACCOUNTS THAT ARE NOT     or $50,000. REQUEST AN "ACH REDEMPTION" IN
QUALIFIED RETIREMENT PLANS)         WRITING, OR BY PHONE (AUTOMATED IN-TOUCH(SM)
                                    OR PERSON-TO PERSON), OR BY INTERNET ACCESS
                                    TO YOUR ACCOUNT. Payment should usually be
                                    received by your bank account in 3-5 banking
                                    days after your request. There is no charge
                                    for this payment option.
--------------------------------------------------------------------------------
DIRECT DEPOSIT                      Call IDEX to be sure this feature is in
(ELECTRONIC FUNDS TRANSFER-FEDERAL  place on your account. Maximum amount per
FUNDS BANK WIRE)                    day is the lesser of your available balance
                                    or $50,000. REQUEST AN "EXPEDITED
                                    REDEMPTION" IN WRITING, OR VIA PHONE
                                    (PERSON-TO PERSON REQUEST). Payment should
                                    usually be received into your bank account
                                    the next banking day after your request.
                                    IDEX charges $10 for this service and your
                                    bank may charge a fee as well.
--------------------------------------------------------------------------------
CHECK TO THE ADDRESS OF RECORD      WRITTEN REQUEST:
                                    Send a letter of instruction to IDEX and include any share certificates you may have. Specify the Fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services,
                                    Attention: Redemptions. Be sure to include all account owners' signatures and any additional documents, as well as a signature guarantee(s) if required (see "Policies for Selling Shares").

                                    TELEPHONE OR INTERNET REQUEST:
                                    If your request is not required to be in
                                    writing (see "Policies for Selling Shares"),
                                    you may call IDEX and make your request by
                                    automated IDEX In-Touch(SM) system, or by
                                    person-to-person, or by accessing your
                                    account on the internet. Maximum amount per
                                    day is the lesser of your available balance
                                    or $50,000.
--------------------------------------------------------------------------------
CHECK TO ANOTHER PARTY/ADDRESS      THIS MUST BE REQUESTED IN WRITING,
                                    regardless of amount, with all account
                                    owners signatures guaranteed. Mail to: Idex
                                    Investor Services, Attention: Redemptions
--------------------------------------------------------------------------------
PERIOD AUTOMATIC PAYMENT (BY        You can establish a SYSTEMATIC WITHDRAWAL
DIRECT DEPOSIT-ACH OR CHECK)        PLAN either at the time you open your
                                    account or at a later date. Call IDEX for
                                    assistance.
--------------------------------------------------------------------------------
BY EXCHANGE                         No payment to or from you is made. You are
                                    buying shares of one Fund and selling shares
                                    of another Fund (an "exchange
                                    purchase/redemption"). Read the prospectus
                                    for information on exchanging Fund shares.
                                    REQUEST AN EXCHANGE IN WRITING, OR BY PHONE
                                    (AUTOMATED IDEX IN-TOUCH(SM) SYSTEM OR
                                    PERSON-TO-PERSON), OR BY INTERNET ACCESS TO
                                    YOUR ACCOUNT.
--------------------------------------------------------------------------------
THROUGH AN AUTHORIZED DEALER        You may redeem your shares through an
                                    investment/securities dealer that
                                    represents IDEX. Contact your Registered
                                    Representative or call IDEX for assistance.
--------------------------------------------------------------------------------

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 44

HOW TO EXCHANGE SHARES

You can exchange $50 or more of one Fund for shares in the same class of another Fund. You may also exchange your shares into any one of the Money Market Funds without a sales charge. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange.

Prior to making exchange into a Fund that you do not own, read the prospectus carefully. You can exchange shares over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one Fund to another. The Systematic Exchange is set up similarly to that of a SWP.

MONEY MARKET EXCHANGE PRIVILEGE

You can exchange Class A and T shares for any of the Money Market Funds. You may exchange Class B and C shares only into the Cash Equivalent Fund ("CEF") Money Market Portfolio.

SPECIAL RULES FOR CLASS B OR C SHARES
IN MONEY MARKET FUND EXCHANGES

When exchanging Class B or C shares for shares of the CEF Money Market Fund, you will not be charged a CDSC. If you later sell the Class B or C shares of the CEF, you will be charged the sales charge, but the time that you held those Class B or C shares of the CEF will not count toward calculating the sales charge.

There is no fee for exchanges; however, if three or more exchanges occur in a calendar quarter, a $10 service fee per exchange will be assessed to your account, on the account from which shares are being exchanged, for each exchange after three.

SPECIAL SITUATIONS FOR EXCHANGING SHARES

/bullet/ Class T shares may be exchanged for only Class A shares of any IDEX Fund, other than the IDEX Growth Fund. Class A shares of all IDEX Funds are subject to 12b-1 distribution and service fees.

/bullet/ You may not exchange other classes of shares of the IDEX Funds for Class T shares.

/bullet/ The Fund reserves the right to modify or terminate the exchange privilege at any time.

[GRAPHIC OMITTED]

OTHER ACCOUNT INFORMATION

MINIMUM INITIAL PURCHASE

/bullet/ $500 for Class A, B and T shares; $1,000 for Class C shares; additional purchases are a minimum of $50.

/bullet/ No minimum initial purchase for accounts that use the Automatic
         Investment Plan, but there is a $50 minimum purchase per account each month.

/bullet/ $1000, through authorized dealers.

IF YOUR CHECK, DRAFT OR ELECTRONIC TRANSFER IS RETURNED UNPAID BY YOUR BANK, THE FUND MAY CHARGE A $15 FEE.

PRICING OF SHARES

The Fund calculates its net asset value per share (NAV) each day as of the close of business on the New York Stock Exchange (currently 4:00 p.m. eastern time). The share price of each class is calculated by dividing its net assets less liability by the number of its shares outstanding.

If IDEX receives your order by that time you'll pay that day's NAV. If later, it will be priced at the next day's NAV. Share prices may change when a Fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

CLASS A SALES CHARGE REDUCTIONS AND WAIVERS

YOU CAN LOWER THE SALES CHARGE PERCENTAGE IN FOUR WAYS:

/bullet/ Substantial investments receive lower sales charge rates; see the table below _______.

/bullet/ The "right of accumulation" allows you to include your existing Class A
         Shares (or Class T shares of the Growth Fund) as part of your current investments for sales charge purposes.

/bullet/ A "letter of intent" allows you to count all Class A share investments in an IDEX Fund over the next 13 months, as if you were making them all at once, to qualify for a reduced sales charge.

/bullet/ By investing as part of a qualified group.

For a complete description of discounts and how they work, see the SAI.

--------------------------------------------------------------------------------
                        CLASS A SHARE QUANTITY DISCOUNTS

                                                  SALES CHARGE AS %
AMOUNT OF PURCHASE                                OF OFFERING PRICE

Under $50,000                                            5.50%

$50,000 to under $100,000                                4.75%

$100,000 to under $250,000                               3.50%

$250,000 to under $500,000                               2.75%

$500,000 to under $1,000,000                             2.00%

$1,000,000 and over                                      0.00%
--------------------------------------------------------------------------------

46 IDEX MUTUAL FUNDS / PROSPECTUS 1999

MINIMUM ACCOUNT BALANCE

IDEX will provide a 60-day notification to you prior to assessing a minimum account fee to any account. The following describes the fees assessed to accounts with low balances:

--------------------------------------------------------------------------------
ACCOUNT BALANCE                          FEE ASSESSMENT

If your balance is below $500            $10 fee assessed every 6 months, until
(Class A, B & T shares)                  balance reaches $500 for Class A, B & T
($1,000 for Class C shares)              and $1,000 for Class T shares

If your balance is below                 Your account will be charged a fee,
$250, due to redemptions                 liquidated,and any applicable CDSC will
                                         be deducted, and a check will be mailed
                                         to you.
--------------------------------------------------------------------------------

No Fees will be charged on:

/bullet/ Accounts opened within the preceding 24 months

/bullet/ Accounts with an active monthly Automatic Investment Plan ($50 minimum per account)

/bullet/ Accounts owned by individuals which, combined have a balance of $10,000 or more

TELEPHONE TRANSACTIONS

The Fund, (ISI), and IDEX are not liable for complying with telephone instructions which are believed by the Fund, ISI and IDEX to be genuine. The Fund, ISI and IDEX will employ reasonable procedures to make sure telephone instructions are genuine. In situations where the Fund, ISI and IDEX reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/address, and other certain situations. Call Customer Service or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit electronically to a pre-authorized bank account. No fee is charged. To receive this privilege, complete the appropriate section of the Application.

WIRE TRANSACTIONS

In most cases, the Fund can send your redemption money via Federal Funds bank wire. IDEX charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call Customer Service or see the SAI.

REINVESTMENT PRIVILEGE

Within a 90 day period after you sell your Class A, B or C shares, you have the right to "reinvest" your shares in any Fund of the same class. You will not incur a new sales charge by using this privilege within the allotted time frame. Any CDSC you paid on Class B or C shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the sales charge) in Class A shares without paying the up-front sales charge. Send your written request to IDEX along with your check for your reinvestment privilege.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the Funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES

The majority of shareholders prefer their shares to be recorded on the Fund's books and no certificates issued.

If you would like certificates representing your shares, call or write IDEX to request them. You may return share certificates to IDEX for re-deposit at any time. If your share certificates are lost or stolen, notify IDEX immediately. There may be a charge for canceling and replacing lost or stolen share certificates. Remember, if you ask for a certificate for your shares, you will not be able to redeem or exchange your shares by telephone. You will have to send your share certificates to IDEX in order to redeem or exchange your shares. Share certificates can be issued with the following limitations:

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 47

/bullet/ No certificates issued for fractional shares

/bullet/ No certificates issued for less than 30 shares, with the exception of sales or transfers from other funds that you have certificates issued

/bullet/ No certificates issued for retirement plan accounts with Investors
         Fiduciary Trust as custodian

/bullet/ Certificates are issued to the owner of the account on file

PERSONAL SECURITIES TRADING

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

[GRAPHIC OMITTED] DISTRIBUTION AND TAXES

The Fund may make distributions generally, in the form of income dividends, exempt-interest dividends (dividends that are not subject to federal tax) and capital gains. Distributions will be reinvested in, unless you request cash payment.

For taxable accounts, income dividends and short-term capital gains are taxable as "ordinary dividends." Ordinary dividends and capital gain distributions are taxable whether reinvested in your account or paid in cash.

When you redeem or exchange shares, if you realize a gain you will owe taxes, unless your account is a tax-qualified retirement plan. If the sale or exchange produces a loss, you may be able to use the loss to offset taxable gains. Tax forms and/or Statements showing taxable transactions for the calendar year are mailed by January 31 of the next year.

The foregoing information is not tax advice. Consult your tax advisor about tax consequences for your personal situation.

The Tax-Exempt Fund may invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. Capital gains distributed by the Fund may be taxable.

48 IDEX MUTUAL FUNDS / PROSPECTUS 1999

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 49

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
                                                                       Investment Operations (2)
                                                                ---------------------------------------
                                    Year or    Net Asset Value       Net       Net Realized
                                    Period        Beginning      Investment    & Unrealized     Total
                                   Ended (1)      of Period     Income (Loss)   Gain (Loss)  Operations
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH*      CLASS A   10/31/98         $18.77          ($0.10)         $3.31        $3.21
                                  10/31/97          15.70            0.05           3.69         3.74
                                  10/31/96 (3)      15.75           (0.01)         (0.04)       (0.05)
                                   9/30/96 (4)      17.68           (0.15)         (0.76)       (0.91)
                                   9/30/95 (3)      10.00           (0.14)          7.82         7.68
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          18.58           (0.14)          3.31         3.17
                                  10/31/97          15.58           (0.02)          3.69         3.67
                                  10/31/96 (3)      15.63           (0.01)         (0.04)       (0.05)
                                   9/30/96 (4)      17.64           (0.23)         (0.76)       (0.99)
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          18.61           (0.14)          3.31         3.17
                                  10/31/97          15.60           (0.01)          3.69         3.68
                                  10/31/96 (3)      15.65           (0.01)         (0.04)       (0.05)
                                   9/30/96 (4)      17.64           (0.21)         (0.76)       (0.97)
                                   9/30/95 (3)      10.00           (0.18)          7.82         7.64
-------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY*   CLASS A   10/31/98          10.57           (0.01)          1.85         1.84
                                  10/31/97 (1)      10.00            0.07           0.50         0.57
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          10.52           (0.04)          1.85         1.81
                                  10/31/97 (1)      10.00            0.02           0.50         0.52
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          10.53           (0.04)          1.85         1.81
                                  10/31/97 (1)      10.00            0.03           0.50         0.53
-------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION*   CLASS A   10/31/98          15.90           (0.12)          2.89         2.77
                                  10/31/97          15.49            0.04           0.58         0.62
                                  10/31/96 (3)      15.75           (0.02)         (0.24)       (0.26)
                                   9/30/96 (4)      13.54           (0.02)          3.12         3.10
                                   9/30/95 (1)      10.00           (0.03)          3.57         3.54
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          15.74           (0.17)          2.89         2.72
                                  10/31/97          15.42           (0.05)          0.58         0.53
                                  10/31/96 (3)      15.69           (0.03)         (0.24)       (0.27)
                                   9/30/96          13.49           (0.10)          3.12         3.02
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          15.77           (0.17)          2.89         2.72
                                  10/31/97          15.43           (0.03)          0.58         0.55
                                  10/31/96 (3)      15.70           (0.03)         (0.24)       (0.27)
                                   9/30/96 (4)      13.49           (0.08)          3.12         3.04
                                   9/30/95 (3)      10.00           (0.08)          3.57         3.49
-------------------------------------------------------------------------------------------------------
GLOBAL*                 CLASS A   10/31/98          23.74           (0.03)          4.67         4.64
                                  10/31/97          21.39            0.07           4.38         4.45
                                  10/31/96 (3)      21.40           (0.02)          0.01        (0.01)
                                   9/30/96          17.73           (0.09)          4.38         4.29
                                   9/30/95          15.93           (0.06)          2.42         2.36
                                   9/30/94          13.35           (0.04)          2.62         2.58
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          23.38           (0.10)          4.67         4.57
                                  10/31/97          21.13           (0.03)          4.38         4.35
                                  10/31/96 (3)      21.14           (0.02)          0.01        (0.01)
                                   9/30/96          17.57           (0.19)          4.38         4.19
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          23.30           (0.10)          4.67         4.57
                                  10/31/97          21.03           (0.01)          4.38         4.37
                                  10/31/96 (3)      21.04           (0.02)          0.01        (0.01)
                                   9/30/96          17.46           (0.18)          4.38         4.20
                                   9/30/95          15.74           (0.14)          2.42         2.28
                                   9/30/94          13.35           (0.23)          2.62         2.39
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
                                               Distributions
                                  ----------------------------------------
                                   From Net      From Net
                                  Investment     Realized        Total
                                    Income    Capital Gains  Distributions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
AGGRESSIVE GROWTH*      CLASS A      $0.00        ($0.45)       ($0.45)
                                      0.00         (0.67)        (0.67)
                                      0.00          0.00          0.00
                                      0.00         (1.02)        (1.02)
                                      0.00          0.00          0.00
                        --------------------------------------------------
                        CLASS B       0.00         (0.45)        (0.45)
                                      0.00         (0.67)        (0.67)
                                      0.00          0.00          0.00
                                      0.00         (1.02)        (1.02)
                        --------------------------------------------------
                        CLASS C       0.00         (0.45)        (0.45)
                                      0.00         (0.67)        (0.67)
                                      0.00          0.00          0.00
                                      0.00         (1.02)        (1.02)
                                      0.00          0.00          0.00
--------------------------------------------------------------------------
INTERNATIONAL EQUITY*   CLASS A      (0.07)         0.00         (0.07)
                                      0.00          0.00          0.00
                        --------------------------------------------------
                        CLASS B      (0.01)         0.00         (0.01)
                                      0.00          0.00          0.00
                        --------------------------------------------------
                        CLASS C      (0.02)         0.00         (0.02)
                                      0.00          0.00          0.00
--------------------------------------------------------------------------
CAPITAL APPRECIATION*   CLASS A       0.00         (0.45)        (0.45)
                                      0.00         (0.21)        (0.21)
                                      0.00          0.00          0.00
                                     (0.07)        (0.82)        (0.89)
                                      0.00          0.00          0.00
                        --------------------------------------------------
                        CLASS B       0.00         (0.45)        (0.45)
                                      0.00         (0.21)        (0.21)
                                      0.00          0.00          0.00
                                      0.00         (0.82)        (0.82)
                        --------------------------------------------------
                        CLASS C       0.00         (0.45)        (0.45)
                                      0.00         (0.21)        (0.21)
                                      0.00          0.00          0.00
                                     (0.01)        (0.82)        (0.83)
                                      0.00          0.00          0.00
--------------------------------------------------------------------------
GLOBAL*                 CLASS A       0.00         (2.07)        (2.07)
                                      0.00         (2.10)        (2.10)
                                      0.00          0.00          0.00
                                      0.00         (0.62)        (0.62)
                                      0.00         (0.56)        (0.56)
                                      0.00          0.00          0.00
                        --------------------------------------------------
                        CLASS B       0.00         (2.07)        (2.07)
                                      0.00         (2.10)        (2.10)
                                      0.00          0.00          0.00
                                      0.00         (0.62)        (0.62)
                        --------------------------------------------------
                        CLASS C       0.00         (2.07)        (2.07)
                                      0.00         (2.10)        (2.10)
                                      0.00          0.00          0.00
                                      0.00         (0.62)        (0.62)
                                      0.00         (0.56)        (0.56)
                                      0.00          0.00          0.00
--------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

50 IDEX MUTUAL FUNDS / PROSPECTUS 1999

--------------------------------------------------------------------------------------


                                    Year or      Net Asset                Net Assets
                                    Period     Value at End    Total      at End of
                                   Ended (1)     of Period   Return(5)  Period (000's)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
AGGRESSIVE GROWTH*      CLASS A   10/31/98         $21.53      18.48%      $41,853
                                  10/31/97          18.77      24.71        31,260
                                  10/31/96 (3)      15.70      (0.32)       21,938
                                   9/30/96 (4)      15.75      (4.91)       22,078
                                   9/30/95 (3)      17.68      76.80        16,747
                        --------------------------------------------------------------
                        CLASS B   10/31/98          21.30      18.42         7,288
                                  10/31/97          18.58      24.47         4,880
                                  10/31/96 (3)      15.58      (0.32)        1,992
                                   9/30/96 (4)      15.63      (5.33)        1,800
                        --------------------------------------------------------------
                        CLASS C   10/31/98          21.33      18.43         4,745
                                  10/31/97          18.61      24.50         3,468
                                  10/31/96 (3)      15.60      (0.32)        2,129
                                   9/30/96 (4)      15.65      (5.22)        2,250
                                   9/30/95 (3)      17.64      76.40         1,736
--------------------------------------------------------------------------------------
INTERNATIONAL EQUITY*   CLASS A   10/31/98          12.34      17.34         4,165
                                  10/31/97 (1)      10.57       5.70         3,076
                        --------------------------------------------------------------
                        CLASS B   10/31/98          12.32      16.98           912
                                  10/31/97 (1)      10.52       5.20           589
                        --------------------------------------------------------------
                        CLASS C   10/31/98          12.32      17.04           503
                                  10/31/97 (1)      10.53       5.30           399
--------------------------------------------------------------------------------------
CAPITAL APPRECIATION*   CLASS A   10/31/98          18.22      17.92        24,727
                                  10/31/97          15.90       4.09        20,605
                                  10/31/96 (3)      15.49      (1.59)       19,350
                                   9/30/96 (4)      15.75      24.35        18,713
                                   9/30/95 (1)      13.54      35.40         6,241
                        --------------------------------------------------------------
                        CLASS B   10/31/98          18.01      17.77         3,440
                                  10/31/97          15.74       3.56         2,866
                                  10/31/96 (3)      15.42      (1.66)        2,132
                                   9/30/96          15.69      23.63         2,022
                        --------------------------------------------------------------
                        CLASS C   10/31/98          18.04      17.79         1,593
                                  10/31/97          15.77       3.64         1,751
                                  10/31/96 (3)      15.43      (1.66)        2,243
                                   9/30/96 (4)      15.70      23.81         2,369
                                   9/30/95 (3)      13.49      34.90         2,565
--------------------------------------------------------------------------------------
GLOBAL*                 CLASS A   10/31/98          26.31      21.53       282,173
                                  10/31/97          23.74      22.72       218,681
                                  10/31/96 (3)      21.39      (0.05)      135,837
                                   9/30/96          21.40      25.04       131,347
                                   9/30/95          17.73      15.47        89,397
                                   9/30/94          15.93      19.33        81,241
                        --------------------------------------------------------------
                        CLASS B   10/31/98          25.88      21.55        72,696
                                  10/31/97          23.38      22.53        43,951
                                  10/31/96 (3)      21.13      (0.05)        5,966
                                   9/30/96          21.14      24.70         5,000
                        --------------------------------------------------------------
                        CLASS C   10/31/98          25.80      21.66        49,856
                                  10/31/97          23.30      22.72        27,210
                                  10/31/96 (3)      21.03      (0.05)        8,624
                                   9/30/96          21.04      24.91         8,081
                                   9/30/95          17.46      15.14         3,567
                                   9/30/94          15.74      17.90         3,571
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                               Ratio of Expenses to Average Net Assets(6)  Net Investment
                                    Year or    ------------------------------------------  Income (Loss)   Portfolio
                                    Period     Excluding                        Including    to Average    Turnover
                                   Ended (1)    Credits           Gross          Credits    Net Assets(7)   Rate(8)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH*      CLASS A   10/31/98       1.85%            2.10%            1.85%       (0.01)%       70.87%
                                  10/31/97       1.85             2.44             1.85        (1.07)       120.96
                                  10/31/96 (3)   1.85             2.62             1.85        (1.06)         9.40
                                   9/30/96 (4)   1.85             2.60             1.85        (1.15)       127.49
                                   9/30/95 (3)   2.85             3.35             2.85        (2.39)        88.28
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             2.75             2.50        (1.71)        70.87
                                  10/31/97       2.50             3.09             2.50        (1.71)       120.96
                                  10/31/96 (3)   2.50             3.27             2.50        (1.71)         9.40
                                   9/30/96 (4)   2.50             3.25             2.50        (1.80)       127.49
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.65             2.40        (1.61)        70.87
                                  10/31/97       2.40             2.99             2.40        (1.62)       120.96
                                  10/31/96 (3)   2.40             3.17             2.40        (1.62)         9.40
                                   9/30/96 (4)   2.40             3.15             2.40        (1.70)       127.49
                                   9/30/95 (3)   3.40             3.91             3.40        (2.94)        88.28
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY*   CLASS A   10/31/98       1.93             5.17             1.93        (0.32)        22.25
                                  10/31/97 (1)   1.70             8.93             1.70         0.19         21.85
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.58             5.82             2.58        (0.97)        22.25
                                  10/31/97 (1)   2.35             9.58             2.35        (0.45)        21.85
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.48             5.72             2.48        (0.87)        22.25
                                  10/31/97 (1)   2.25             9.48             2.25        (0.35)        21.85
--------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION*   CLASS A   10/31/98       1.85             2.32             1.85        (1.42)        69.52
                                  10/31/97       1.85             2.66             1.85        (1.27)       130.48
                                  10/31/96 (3)   1.85             2.48             1.85        (1.41)        10.11
                                   9/30/96 (4)   1.85             2.72             1.85        (0.35)       160.72
                                   9/30/95 (1)   2.90             4.17             2.85         0.75        262.97
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             2.97             2.50        (2.07)        69.52
                                  10/31/97       2.50             3.31             2.50        (1.92)       130.48
                                  10/31/96 (3)   2.50             3.13             2.50        (2.06)        10.11
                                   9/30/96       2.50             3.37             2.50        (1.00)       160.72
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.87             2.40        (1.97)        69.52
                                  10/31/97       2.40             3.21             2.40        (1.82)       130.48
                                  10/31/96 (3)   2.40             3.03             2.40        (1.96)        10.11
                                   9/30/96 (4)   2.40             3.27             2.40        (0.90)       160.72
                                   9/30/95 (3)   3.45             4.72             3.40         0.20        262.97
--------------------------------------------------------------------------------------------------------------------
GLOBAL*                 CLASS A   10/31/98       1.78             0.00             1.78        (0.43)        33.21
                                  10/31/97       1.91             0.00             1.91        (0.50)        91.02
                                  10/31/96 (3)   2.08             0.00             2.07        (1.15)         2.59
                                   9/30/96       2.09             0.00             2.06        (0.67)        97.94
                                   9/30/95       2.10             0.00             1.97        (0.43)       161.48
                                   9/30/94       2.14             0.00             0.00        (0.55)       148.01
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.43             0.00             2.43        (1.08)        33.21
                                  10/31/97       2.56             0.00             2.56        (1.15)        91.02
                                  10/31/96 (3)   2.73             0.00             2.72        (1.80)         2.59
                                   9/30/96       2.74             0.00             2.71        (1.32)        97.94
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.33             0.00             2.33        (0.98)        33.21
                                  10/31/97       2.46             0.00             2.46        (1.05)        91.02
                                  10/31/96 (3)   2.63             0.00             2.62        (1.70)         2.59
                                   9/30/96       2.64             0.00             2.61        (1.22)        97.94
                                   9/30/95       2.65             0.00             2.52        (0.98)       161.48
                                   9/30/94       4.04             0.00             0.00        (2.46)       148.01
--------------------------------------------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU TO UNDERSTAND EACH FUND'S PERFORMANCE FOR AS LONG AS IT'S BEEN OPERATING, OR FOR FIVE YEARS, WHICHEVER IS LONGER. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND FOR THE PERIOD SHOWN, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS, LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE TO YOU UPON REQUEST.

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 51

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
                                                                       Investment Operations (2)
                                                                ---------------------------------------
                                    Year or    Net Asset Value       Net       Net Realized
                                    Period        Beginning      Investment    & Unrealized     Total
                                   Ended (1)      of Period     Income (Loss)   Gain (Loss)  Operations
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GROWTH*                 CLASS A   10/31/98         $25.04          ($0.07)         $6.58        $6.51
                                  10/31/97          21.97           (0.02)          3.56         3.54
                                  10/31/96 (3)      22.21            0.00          (0.24)       (0.24)
                                   9/30/96          22.84           (0.11)          4.66         4.55
                                   9/30/95          16.78           (0.05)          6.18         6.13
                                   9/30/94 (4,9)    18.46            0.01          (1.22)       (1.21)
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          24.55           (0.20)          6.58         6.38
                                  10/31/97          21.60           (0.14)          3.56         3.42
                                  10/31/96 (3)      21.85           (0.01)         (0.24)       (0.25)
                                   9/30/96          22.64           (0.27)          4.66         4.39
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          24.62           (0.17)          6.58         6.41
                                  10/31/97          21.65           (0.12)          3.56         3.44
                                  10/31/96 (3)      21.91           (0.02)         (0.24)       (0.26)
                                   9/30/96          22.64           (0.21)          4.66         4.45
                                   9/30/95          16.68           (0.15)          6.18         6.03
                                   9/30/94 (4)      18.46           (0.09)         (1.22)       (1.31)
                        -------------------------------------------------------------------------------
                        CLASS T   10/31/98          25.31            0.02           6.58         6.6
                                  10/31/97          22.17            0.05           3.56         3.61
                                  10/31/96 (3)      22.41            0.00          (0.24)       (0.24)
                                   9/30/96 (10)     22.23            0.00           0.18         0.18
-------------------------------------------------------------------------------------------------------
C.A.S.E.*               CLASS A   10/31/98          12.90           (0.04)          0.91         0.87
                                  10/31/97 (4)      10.56           (0.01)          2.86         2.85
                                  10/31/96 (3)      10.46           (0.07)          0.17         0.10
                                   9/30/96 (6)      10.00            0.61          (0.15)        0.46
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          12.85           (0.09)          0.91         0.82
                                  10/31/97 (4)      10.51           (0.07)          2.86         2.79
                                  10/31/96 (3)      10.41           (0.07)          0.17         0.10
                                   9/30/96 (6)      10.00            0.56          (0.15)        0.41
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          12.86           (0.08)          0.91         0.83
                                  10/31/97 (4)      10.52           (0.06)          2.86         2.80
                                  10/31/96 (3)      10.42           (0.07)          0.17         0.10
                                   9/30/96 (6)      10.00            0.57          (0.15)        0.42
-------------------------------------------------------------------------------------------------------
VALUE EQUITY*           CLASS A   10/31/98          11.71           (0.01)          1.68         1.67
                                  10/31/97 (1)      10.00            0.02           1.69         1.71
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          11.67           (0.05)          1.68         1.63
                                  10/31/97 (1)      10.00           (0.02)          1.69         1.67
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          11.67           (0.04)          1.68         1.64
                                  10/31/97 (1)      10.00           (0.02)          1.69         1.67
-------------------------------------------------------------------------------------------------------
STRATEGIC TOTAL RETURN* CLASS A   10/31/98          15.91            0.09           1.71         1.8
                                  10/31/97          13.43            0.20           2.79         2.99
                                  10/31/96 (3)      13.27            0.01           0.15         0.16
                                   9/30/96          11.74            0.20           1.65         1.85
                                   9/30/95 (1)      10.00            0.09           1.75         1.84
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          15.89            0.05           1.71         1.76
                                  10/31/97          13.42            0.10           2.79         2.89
                                  10/31/96 (3)      13.27            0.00           0.15         0.15
                                   9/30/96          11.73            0.13           1.65         1.78
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          15.90            0.05           1.71         1.76
                                  10/31/97          13.42            0.12           2.79         2.91
                                  10/31/96 (3)      13.27            0.00           0.15         0.15
                                   9/30/96          11.73            0.15           1.65         1.80
                                   9/30/95 (1)      10.00            0.03           1.75         1.78
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                            Distributions
                                               ----------------------------------------
                                    Year or     From Net      From Net
                                    Period     Investment     Realized        Total
                                   Ended (1)     Income    Capital Gains  Distributions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
GROWTH*                 CLASS A   10/31/98        $0.00        ($3.31)       ($3.31)
                                  10/31/97         0.00         (0.47)        (0.47)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96         0.00         (5.18)        (5.18)
                                   9/30/95         0.00         (0.07)        (0.07)
                                   9/30/94 (4,9)   0.00         (0.47)        (0.47)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98         0.00         (3.31)        (3.31)
                                  10/31/97         0.00         (0.47)        (0.47)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96         0.00         (5.18)        (5.18)
                        ---------------------------------------------------------------
                        CLASS C   10/31/98         0.00         (3.31)        (3.31)
                                  10/31/97         0.00         (0.47)        (0.47)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96         0.00         (5.18)        (5.18)
                                   9/30/95         0.00         (0.07)        (0.07)
                                   9/30/94 (4)     0.00         (0.47)        (0.47)
                        ---------------------------------------------------------------
                        CLASS T   10/31/98        (0.03)        (3.31)        (3.34)
                                  10/31/97         0.00         (0.47)        (0.47)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96 (10)    0.00          0.00          0.00
---------------------------------------------------------------------------------------
C.A.S.E.*               CLASS A   10/31/98         0.00         (0.95)        (0.95)
                                  10/31/97 (4)    (0.51)         0.00         (0.51)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96 (6)     0.00          0.00          0.00
                        ---------------------------------------------------------------
                        CLASS B   10/31/98         0.00         (0.95)        (0.95)
                                  10/31/97 (4)    (0.45)         0.00         (0.45)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96 (6)     0.00          0.00          0.00
                        ---------------------------------------------------------------
                        CLASS C   10/31/98         0.00         (0.95)        (0.95)
                                  10/31/97 (4)    (0.46)         0.00         (0.46)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96 (6)     0.00          0.00          0.00
---------------------------------------------------------------------------------------
VALUE EQUITY*           CLASS A   10/31/98         0.00         (0.04)        (0.04)
                                  10/31/97 (1)     0.00          0.00          0.00
                        ---------------------------------------------------------------
                        CLASS B   10/31/98         0.00         (0.04)        (0.04)
                                  10/31/97 (1)     0.00          0.00          0.00
                        ---------------------------------------------------------------
                        CLASS C   10/31/98         0.00         (0.04)        (0.04)
                                  10/31/97 (1)     0.00          0.00          0.00
---------------------------------------------------------------------------------------
STRATEGIC TOTAL RETURN* CLASS A   10/31/98        (0.11)        (0.61)        (0.72)
                                  10/31/97        (0.19)        (0.32)        (0.51)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.17)        (0.15)        (0.32)
                                   9/30/95 (1)    (0.10)         0.00         (0.10)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98        (0.06)        (0.61)        (0.67)
                                  10/31/97        (0.10)        (0.32)        (0.42)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.09)        (0.15)        (0.24)
                        ---------------------------------------------------------------
                        CLASS C   10/31/98        (0.07)        (0.61)        (0.68)
                                  10/31/97        (0.11)        (0.32)        (0.43)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.11)        (0.15)        (0.26)
                                   9/30/95 (1)    (0.05)         0.00         (0.05)
---------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

52 IDEX MUTUAL FUNDS / PROSPECTUS 1999

--------------------------------------------------------------------------------------


                                    Year or      Net Asset                Net Assets
                                    Period     Value at End    Total      at End of
                                   Ended (1)     of Period   Return(5)  Period (000's)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
GROWTH*                 CLASS A   10/31/98         $28.24      30.10%     $775,360
                                  10/31/97          25.04      16.40       614,544
                                  10/31/96 (3)      21.97      (1.09)      565,032
                                   9/30/96          22.21      22.41       567,564
                                   9/30/95          22.84      36.70       485,935
                                   9/30/94 (4,9)    16.78      (6.72)      431,207
                        --------------------------------------------------------------
                        CLASS B   10/31/98          27.62      30.23        21,564
                                  10/31/97          24.55      16.11        13,046
                                  10/31/96 (3)      21.60      (1.14)        5,242
                                   9/30/96          21.85      21.87         4,536
                        --------------------------------------------------------------
                        CLASS C   10/31/98          27.72      30.21        20,442
                                  10/31/97          24.62      16.19        14,295
                                  10/31/96 (3)      21.65      (1.19)       11,016
                                   9/30/96          21.91      22.15        11,167
                                   9/30/95          22.64      36.32         5,593
                                   9/30/94 (4)      16.68      (7.72)        3,423
                        --------------------------------------------------------------
                        CLASS T   10/31/98          28.57      30.22       751,156
                                  10/31/97          25.31      16.54       603,129
                                  10/31/96 (3)      22.17      (1.03)      573,884
                                   9/30/96 (10)     22.41       0.81       585,505
--------------------------------------------------------------------------------------
C.A.S.E.*               CLASS A   10/31/98          12.82       7.68         5,090
                                  10/31/97 (4)      12.90      28.31         3,920
                                  10/31/96 (3)      10.56       0.96         1,675
                                   9/30/96 (6)      10.46       4.60         1,455
                        --------------------------------------------------------------
                        CLASS B   10/31/98          12.72       7.42         2,938
                                  10/31/97 (4)      12.85      27.62         2,436
                                  10/31/96 (3)      10.51       0.96         1,159
                                   9/30/96 (6)      10.41       4.10         1,100
                        --------------------------------------------------------------
                        CLASS C   10/31/98          12.74       7.46         1,922
                                  10/31/97 (4)      12.86      27.73         2,028
                                  10/31/96 (3)      10.52       0.96           687
                                   9/30/96 (6)      10.42       4.20           613
--------------------------------------------------------------------------------------
VALUE EQUITY*           CLASS A   10/31/98          13.34      14.33         9,114
                                  10/31/97 (1)      11.71      17.14         5,305
                        --------------------------------------------------------------
                        CLASS B   10/31/98          13.26      14.06         4,526
                                  10/31/97 (1)      11.67      16.65         2,850
                        --------------------------------------------------------------
                        CLASS C   10/31/98          13.27      14.10         2,617
                                  10/31/97 (1)      11.67      16.73         1,607
--------------------------------------------------------------------------------------
STRATEGIC TOTAL RETURN* CLASS A   10/31/98          16.99      11.79        29,311
                                  10/31/97          15.91      22.80        21,629
                                  10/31/96 (3)      13.43       1.20        11,744
                                   9/30/96          13.27      16.00        11,314
                                   9/30/95 (1)      11.74      18.43         5,167
                        --------------------------------------------------------------
                        CLASS B   10/31/98          16.98      11.45         7,526
                                  10/31/97          15.89      22.03         4,698
                                  10/31/96 (3)      13.42       1.13         1,684
                                   9/30/96          13.27      15.38         1,537
                        --------------------------------------------------------------
                        CLASS C   10/31/98          16.98      11.50         6,662
                                  10/31/97          15.90      22.15         4,332
                                  10/31/96 (3)      13.42       1.13         1,792
                                   9/30/96          13.27      15.49         1,728
                                   9/30/95 (1)      11.73      17.95           281
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                               Ratio of Expenses to Average Net Assets(6)  Net Investment
                                    Year or    ------------------------------------------  Income (Loss)   Portfolio
                                    Period     Excluding                        Including    to Average    Turnover
                                   Ended (1)    Credits           Gross          Credits    Net Assets(7)    Rate
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
GROWTH*                 CLASS A   10/31/98       1.55%            0.00%            1.55%       (0.44)%       19.86%
                                  10/31/97       1.61             0.00             1.61        (0.10)        91.52
                                  10/31/96 (3)   1.68             0.00             1.68        (0.13)         9.40
                                   9/30/96       1.83             0.00             1.82        (0.22)        57.80
                                   9/30/95       1.86             0.00             1.84        (0.26)       123.26
                                   9/30/94 (4,9) 1.76             0.00             0.00         0.04         63.73
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.20             0.00             2.20        (1.09)        19.86
                                  10/31/97       2.26             0.00             2.26        (0.75)        91.52
                                  10/31/96 (3)   2.32             0.00             2.32        (0.78)         9.40
                                   9/30/96       2.46             0.00             2.45        (0.86)        57.80
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.10             0.00             2.10        (0.99)        19.86
                                  10/31/97       2.16             0.00             2.16        (0.65)        91.52
                                  10/31/96 (3)   2.23             0.00             2.23        (0.68)         9.40
                                   9/30/96       2.34             0.00             2.33        (0.77)        57.80
                                   9/30/95       2.41             0.00             2.38        (0.81)       123.26
                                   9/30/94 (4)   3.48             0.00             0.00        (1.68)        63.73
                        --------------------------------------------------------------------------------------------
                        CLASS T   10/31/98       1.20             0.00             1.20        (0.09)        19.86
                                  10/31/97       1.26             0.00             1.26         0.25         91.52
                                  10/31/96 (3)   1.33             0.00             1.33        (0.20)         9.40
                                   9/30/96 (10)  1.18             0.00             1.17         0.36         57.80
--------------------------------------------------------------------------------------------------------------------
C.A.S.E.*               CLASS A   10/31/98       1.85             2.40             1.85        (0.70)        58.22
                                  10/31/97 (4)   1.85             4.62             1.85        (0.34)       183.06
                                  10/31/96 (3)   1.85             6.79             1.84         0.27         20.69
                                   9/30/96 (6)   2.85             5.89             2.85        10.00        654.49
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             3.05             2.50        (1.35)        58.22
                                  10/31/97 (4)   2.50             5.27             2.50        (0.99)       183.06
                                  10/31/96 (3)   2.50             7.44             2.49         0.38         20.69
                                   9/30/96 (6)   3.50             6.54             3.50         9.35        654.49
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.95             2.40        (1.25)        58.22
                                  10/31/97 (4)   2.40             5.17             2.40        (0.89)       183.06
                                  10/31/96 (3)   2.40             7.34             2.39         0.28         20.69
                                   9/30/96 (6)   3.40             6.44             3.40         9.45        654.49
--------------------------------------------------------------------------------------------------------------------
VALUE EQUITY*           CLASS A   10/31/98       1.85             2.60             1.85        (0.15)        12.24
                                  10/31/97 (1)   1.50             4.05             1.50         0.38          6.40
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             3.25             2.50        (0.80)        12.24
                                  10/31/97 (1)   2.15             4.70             2.15        (0.28)         6.40
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             3.15             2.40        (0.70)        12.24
                                  10/31/97 (1)   2.05             4.60             2.05        (0.18)         6.40
--------------------------------------------------------------------------------------------------------------------
STRATEGIC TOTAL RETURN* CLASS A   10/31/98       1.85             1.87             1.85         1.35         15.85
                                  10/31/97       1.85             2.28             1.85         1.41         51.44
                                  10/31/96 (3)   1.85             2.76             1.82         1.47          5.50
                                   9/30/96       1.85             2.79             1.79         1.67         40.58
                                   9/30/95 (1)   2.99             4.57             2.85         0.85         34.67
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             2.52             2.50         0.71         15.85
                                  10/31/97       2.50             2.93             2.50         0.76         51.44
                                  10/31/96 (3)   2.50             3.40             2.47         0.82          5.50
                                   9/30/96       2.50             3.44             2.44         1.02         40.58
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.42             2.40         0.81         15.85
                                  10/31/97       2.40             2.83             2.40         0.86         51.44
                                  10/31/96 (3)   2.40             3.30             2.37         0.92          5.50
                                   9/30/96       2.40             3.34             2.34         1.12         40.58
                                   9/30/95 (1)   3.54             5.12             3.40         0.30         34.67
--------------------------------------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 53

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
                                                                       Investment Operations (2)
                                                                ---------------------------------------
                                    Year or    Net Asset Value       Net       Net Realized
                                    Period        Beginning      Investment    & Unrealized     Total
                                   Ended (1)      of Period     Income (Loss)   Gain (Loss)  Operations
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
TACTICAL ASSET          CLASS A   10/31/98         $13.19           $0.11          $1.12        $1.23
ALLOCATION*                       10/31/97          11.19            0.19           2.02         2.21
                                  10/31/96 (3)      11.03            0.02           0.14         0.16
                                   9/30/96          10.00            0.08           1.03         1.11
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          13.18            0.07           1.12         1.19
                                  10/31/97          11.18            0.11           2.02         2.13
                                  10/31/96 (3)      11.02            0.02           0.14         0.16
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          13.18            0.08           1.12         1.20
                                  10/31/97          11.18            0.12           2.02         2.14
                                  10/31/96 (3)      11.03            0.01           0.14         0.15
                                   9/30/96          10.00            0.02           1.03         1.05
-------------------------------------------------------------------------------------------------------
BALANCED*               CLASS A   10/31/98          14.34            0.08           1.60         1.68
                                  10/31/97          13.58            0.19           2.52         2.71
                                  10/31/96 (3)      13.47            0.01           0.10         0.11
                                   9/30/96          11.47            0.24           2.25         2.49
                                   9/30/95 (1)      10.00            0.05           1.47         1.52
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          14.33            0.04           1.60         1.64
                                  10/31/97          13.56            0.12           2.52         2.64
                                  10/31/96 (3)      13.46            0.00           0.10         0.10
                                   9/30/96          11.47            0.15           2.25         2.40
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          14.33            0.04           1.60         1.64
                                  10/31/97          13.57            0.12           2.52         2.64
                                  10/31/96 (3)      13.46            0.01           0.10         0.11
                                   9/30/96          11.47            0.16           2.25         2.41
                                   9/30/95 (1)      10.00            0.01           1.47         1.48
-------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME*        CLASS A   10/31/98           9.75            0.26           0.15         0.41
                                  10/31/97           9.33            0.61           0.42         1.03
                                  10/31/96 (3)       9.19            0.05           0.14         0.19
                                   9/30/96           9.17            0.60           0.00         0.60
                                   9/30/95           8.83            0.61           0.37         0.98
                                   9/30/94 (9)       9.59            0.65          (0.81)       (0.16)
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98           9.75            0.23           0.15         0.38
                                  10/31/97           9.32            0.56           0.42         0.98
                                  10/31/96 (3)       9.18            0.05           0.14         0.19
                                   9/30/96           9.17            0.53           0.00         0.53
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98           9.75            0.24           0.15         0.39
                                  10/31/97           9.32            0.57           0.42         0.99
                                  10/31/96 (3)       9.18            0.05           0.14         0.19
                                   9/30/96           9.17            0.54           0.00         0.54
                                   9/30/95           8.83            0.56           0.37         0.93
                                   9/30/94           9.59            0.60          (0.81)       (0.21)
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                            Distributions
                                               ----------------------------------------
                                    Year or     From Net      From Net
                                    Period     Investment     Realized        Total
                                   Ended (1)     Income    Capital Gains  Distributions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
TACTICAL ASSET          CLASS A   10/31/98       ($0.10)       ($0.73)       ($0.83)
ALLOCATION*                       10/31/97        (0.17)        (0.04)        (0.21)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.08)         0.00         (0.08)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98        (0.06)        (0.73)        (0.79)
                                  10/31/97        (0.09)        (0.04)        (0.13)
                                  10/31/96 (3)     0.00          0.00          0.00
                        ---------------------------------------------------------------
                        CLASS C   10/31/98        (0.07)        (0.73)        (0.80)
                                  10/31/97        (0.10)        (0.04)        (0.14)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.02)         0.00         (0.02)
---------------------------------------------------------------------------------------
BALANCED*               CLASS A   10/31/98        (0.08)        (1.35)        (1.43)
                                  10/31/97        (0.20)        (1.75)        (1.95)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.21)        (0.28)        (0.49)
                                   9/30/95 (1)    (0.05)         0.00         (0.05)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98        (0.04)        (1.35)        (1.39)
                                  10/31/97        (0.12)        (1.75)        (1.87)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.13)        (0.28)        (0.41)
                        ---------------------------------------------------------------
                        CLASS C   10/31/98        (0.04)        (1.35)        (1.39)
                                  10/31/97        (0.13)        (1.75)        (1.88)
                                  10/31/96 (3)     0.00          0.00          0.00
                                   9/30/96        (0.14)        (0.28)        (0.42)
                                   9/30/95 (1)    (0.01)         0.00         (0.01)
---------------------------------------------------------------------------------------
FLEXIBLE INCOME*        CLASS A   10/31/98        (0.27)         0.00         (0.27)
                                  10/31/97        (0.61)         0.00         (0.61)
                                  10/31/96 (3)    (0.05)         0.00         (0.05)
                                   9/30/96        (0.58)         0.00         (0.58)
                                   9/30/95        (0.64)         0.00         (0.64)
                                   9/30/94 (9)    (0.60)         0.00         (0.60)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98        (0.24)         0.00         (0.24)
                                  10/31/97        (0.55)         0.00         (0.55)
                                  10/31/96 (3)    (0.05)         0.00         (0.05)
                                   9/30/96        (0.52)         0.00         (0.52)
                        ---------------------------------------------------------------
                        CLASS C   10/31/98        (0.25)         0.00         (0.25)
                                  10/31/97        (0.56)         0.00         (0.56)
                                  10/31/96 (3)    (0.05)         0.00         (0.05)
                                   9/30/96        (0.53)         0.00         (0.53)
                                   9/30/95        (0.59)         0.00         (0.59)
                                   9/30/94        (0.55)         0.00         (0.55)
---------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

54 IDEX MUTUAL FUNDS / PROSPECTUS 1999

--------------------------------------------------------------------------------------


                                    Year or      Net Asset                Net Assets
                                    Period     Value at End    Total      at End of
                                   Ended (1)     of Period   Return(5)  Period (000's)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
TACTICAL ASSET          CLASS A   10/31/98         $13.59       9.88%      $14,991
ALLOCATION*                       10/31/97          13.19      19.84        12,291
                                  10/31/96 (3)      11.19       1.45         8,396
                                   9/30/96          11.03      11.07         7,401
                        --------------------------------------------------------------
                        CLASS B   10/31/98          13.58       9.54        12,896
                                  10/31/97          13.18      19.08         9,747
                                  10/31/96 (3)      11.18       1.45         5,013
                        --------------------------------------------------------------
                        CLASS C   10/31/98          13.58       9.59         7,040
                                  10/31/97          13.18      19.20         5,088
                                  10/31/96 (3)      11.18       1.36         4,758
                                   9/30/96          11.03      10.50         4,641
--------------------------------------------------------------------------------------
BALANCED*               CLASS A   10/31/98          14.59      12.89        18,545
                                  10/31/97          14.34      22.96        13,414
                                  10/31/96 (3)      13.58       0.81         8,402
                                   9/30/96          13.47      22.12         8,056
                                   9/30/95 (1)      11.47      15.27         3,670
                        --------------------------------------------------------------
                        CLASS B   10/31/98          14.58      12.55         4,461
                                  10/31/97          14.33      22.19         2,583
                                  10/31/96 (3)      13.56       0.74           878
                                   9/30/96          13.46      21.38           687
                        --------------------------------------------------------------
                        CLASS C   10/31/98          14.58      12.60         2,722
                                  10/31/97          14.33      22.31         1,561
                                  10/31/96 (3)      13.57       0.81           967
                                   9/30/96          13.46      21.49           943
                                   9/30/95 (1)      11.47      14.77         3,365
--------------------------------------------------------------------------------------
FLEXIBLE INCOME*        CLASS A   10/31/98           9.89       4.80        14,281
                                  10/31/97           9.75      11.53        15,532
                                  10/31/96 (3)       9.33       2.08        17,001
                                   9/30/96           9.19       6.73        17,065
                                   9/30/95           9.17      11.57        19,786
                                   9/30/94 (9)       8.83      (1.54)       21,527
                        --------------------------------------------------------------
                        CLASS B   10/31/98           9.89       4.46           911
                                  10/31/97           9.75      10.79           746
                                  10/31/96 (3)       9.32       2.04           522
                                   9/30/96           9.18       5.94           494
                        --------------------------------------------------------------
                        CLASS C   10/31/98           9.89       4.52         1,058
                                  10/31/97           9.75      10.91           928
                                  10/31/96 (3)       9.32       2.04           846
                                   9/30/96           9.18       6.03           883
                                   9/30/95           9.17      10.95           558
                                   9/30/94           8.83      (2.15)          691
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                               Ratio of Expenses to Average Net Assets(6)  Net Investment
                                    Year or    ------------------------------------------  Income (Loss)   Portfolio
                                    Period     Excluding                        Including    to Average    Turnover
                                   Ended (1)    Credits           Gross          Credits    Net Assets(7)   Rate(8)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TACTICAL ASSET          CLASS A   10/31/98       1.85%            1.87%            1.85%        1.82%        30.70%
ALLOCATION*                       10/31/97       1.85             2.30             1.85         1.57         71.634
                                  10/31/96 (3)   1.85             2.65             1.85         1.26          2.38
                                   9/30/96       2.85             3.20             2.85         0.72         56.22
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             2.52             2.50         1.17         30.70
                                  10/31/97       2.50             2.95             2.50         0.92         71.634
                                  10/31/96 (3)   2.50             3.30             2.50         0.61          2.38
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.42             2.40         1.27         30.70
                                  10/31/97       2.40             2.85             2.40         1.02         71.63
                                  10/31/96 (3)   2.40             3.20             2.40         0.71          2.38
                                   9/30/96       3.40             3.75             3.40         0.17         56.22
--------------------------------------------------------------------------------------------------------------------
BALANCED*               CLASS A   10/31/98       1.85             2.20             1.85         1.19         35.07
                                  10/31/97       1.85             2.88             1.85         1.29        127.08
                                  10/31/96 (3)   1.85             3.44             1.85         1.84          9.08
                                   9/30/96       1.85             3.11             1.85         1.87        175.78
                                   9/30/95 (1)   2.92             4.48             2.85         0.56         82.48
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             2.85             2.50         0.55         35.07
                                  10/31/97       2.50             3.53             2.50         0.64        127.08
                                  10/31/96 (3)   2.50             4.09             2.50         1.18          9.08
                                   9/30/96       2.50             3.76             2.50         1.22        175.78
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.75             2.40         0.65         35.07
                                  10/31/97       2.40             3.43             2.40         0.74        127.08
                                  10/31/96 (3)   2.40             3.99             2.40         1.28          9.08
                                   9/30/96       2.40             3.66             2.40         1.32        175.78
                                   9/30/95 (1)   3.47             5.03             3.40         0.01         82.48
--------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME*        CLASS A   10/31/98       1.85             1.95             1.85         6.46
                                  10/31/97       1.85             2.40             1.85         6.41        135.53
                                  10/31/96 (3)   1.85             2.98             1.85         6.15         16.16
                                   9/30/96       1.85             2.07             1.85         6.46        135.38
                                   9/30/95       1.87             1.94             1.85         7.03        149.58
                                   9/30/94 (9)   1.85             2.13             0.00         6.57        105.40
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       2.50             2.60             2.50         5.81         47.38
                                  10/31/97       2.50             3.05             2.50         5.76        135.53
                                  10/31/96 (3)   2.50             3.63             2.50         5.50         16.16
                                   9/30/96       2.50             2.72             2.50         5.81        135.38
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       2.40             2.50             2.40         5.91         47.38
                                  10/31/97       2.40             2.95             2.40         5.86        135.53
                                  10/31/96 (3)   2.40             3.53             2.40         5.60         16.16
                                   9/30/96       2.40             2.62             2.40         5.91        135.38
                                   9/30/95       2.42             2.49             2.40         6.48        149.58
                                   9/30/94       2.40             8.59             0.00         6.03        105.40
--------------------------------------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 55

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
                                                                       Investment Operations(2)
                                                                ---------------------------------------
                                    Year or    Net Asset Value       Net       Net Realized
                                    Period        Beginning      Investment    & Unrealized     Total
                                   Ended (1)      of Period     Income (Loss)   Gain (Loss)  Operations
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INCOME PLUS*            CLASS A   10/31/98         $10.96           $0.27          $0.01        $0.28
                                  10/31/97          10.61            0.76           0.44         1.20
                                  10/31/96 (3)      10.41            0.04           0.22         0.26
                                   9/30/96          10.36            0.72           0.04         0.76
                                   9/30/95           9.75            0.75           0.71         1.46
                                   9/30/94          10.98            0.76          (1.10)       (0.34)
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          10.96            0.23           0.01         0.24
                                  10/31/97          10.61            0.69           0.44         1.13
                                  10/31/96 (3)      10.40            0.05           0.22         0.27
                                   9/30/96          10.35            0.65           0.04         0.69
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          10.96            0.25           0.01         0.26
                                  10/31/97          10.61            0.70           0.44         1.14
                                  10/31/96 (3)      10.40            0.05           0.22         0.27
                                   9/30/96          10.35            0.66           0.04         0.70
                                   9/30/95           9.74            0.69           0.71         1.40
                                   9/30/94          10.98            0.66          (1.10)       (0.44)
-------------------------------------------------------------------------------------------------------
TAX-EXEMPT*             CLASS A   10/31/98          11.75            0.20           0.05         0.25
                                  10/31/97          11.40            0.53           0.43         0.96
                                  10/31/96 (3)      11.36            0.05           0.04         0.09
                                   9/30/96          11.34            0.55           0.10         0.65
                                   9/30/95          11.10            0.55           0.29         0.84
                                   9/30/94          12.07            0.56          (0.60)       (0.04)
                        -------------------------------------------------------------------------------
                        CLASS B   10/31/98          11.74            0.18           0.05         0.23
                                  10/31/97          11.40            0.44           0.43         0.87
                                  10/31/96 (3)      11.36            0.04           0.04         0.08
                                   9/30/96          11.34            0.48           0.10         0.58
                        -------------------------------------------------------------------------------
                        CLASS C   10/31/98          11.75            0.19           0.05         0.24
                                  10/31/97          11.40            0.50           0.43         0.93
                                  10/31/96 (3)      11.36            0.04           0.04         0.08
                                   9/30/96          11.34            0.52           0.10         0.62
                                   9/30/95          11.10            0.52           0.29         0.81
                                   9/30/94          12.07            0.53          (0.60)       (0.07)
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                            Distributions
                                               ----------------------------------------
                                    Year or     From Net      From Net
                                    Period     Investment     Realized        Total
                                   Ended (1)     Income    Capital Gains  Distributions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
INCOME PLUS*            CLASS A   10/31/98       ($0.29)       ($0.22)       ($0.51)
                                  10/31/97        (0.75)        (0.10)        (0.85)
                                  10/31/96 (3)    (0.06)         0.00         (0.06)
                                   9/30/96        (0.71)         0.00         (0.71)
                                   9/30/95        (0.75)        (0.10)        (0.85)
                                   9/30/94        (0.75)        (0.14)        (0.89)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98        (0.26)        (0.22)        (0.48)
                                  10/31/97        (0.68)        (0.10)        (0.78)
                                  10/31/96 (3)    (0.06)         0.00         (0.06)
                                   9/30/96        (0.64)         0.00         (0.64)
                        ---------------------------------------------------------------
                        CLASS C   10/31/98        (0.27)        (0.22)        (0.49)
                                  10/31/97        (0.69)        (0.10)        (0.79)
                                  10/31/96 (3)    (0.06)         0.00         (0.06)
                                   9/30/96        (0.65)         0.00         (0.65)
                                   9/30/95        (0.69)        (0.10)        (0.79)
                                   9/30/94        (0.66)        (0.14)        (0.80)
---------------------------------------------------------------------------------------
TAX-EXEMPT*             CLASS A   10/31/98        (0.20)        (0.15)        (0.35)
                                  10/31/97        (0.53)        (0.08)        (0.61)
                                  10/31/96 (3)    (0.05)         0.00         (0.05)
                                   9/30/96        (0.56)        (0.07)        (0.63)
                                   9/30/95        (0.56)        (0.04)        (0.60)
                                   9/30/94        (0.54)        (0.39)        (0.93)
                        ---------------------------------------------------------------
                        CLASS B   10/31/98        (0.17)        (0.15)        (0.32)
                                  10/31/97        (0.45)        (0.08)        (0.53)
                                  10/31/96 (3)    (0.04)         0.00         (0.04)
                                   9/30/96        (0.49)        (0.07)        (0.56)
                        ---------------------------------------------------------------
                        CLASS C   10/31/98        (0.19)        (0.15)        (0.34)
                                  10/31/97        (0.50)        (0.08)        (0.58)
                                  10/31/96 (3)    (0.04)         0.00         (0.04)
                                   9/30/96        (0.53)        (0.07)        (0.60)
                                   9/30/95        (0.53)        (0.04)        (0.57)
                                   9/30/94        (0.51)        (0.39)        (0.90)
---------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

56 IDEX MUTUAL FUNDS / PROSPECTUS 1999

--------------------------------------------------------------------------------------


                                    Year or      Net Asset                Net Assets
                                    Period     Value at End    Total      at End of
                                   Ended (1)     of Period   Return(5)  Period (000's)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
INCOME PLUS*            CLASS A   10/31/98         $10.73       3.24%      $64,905
                                  10/31/97          10.96      11.86        65,612
                                  10/31/96 (3)      10.61       2.53        66,285
                                   9/30/96          10.41       7.64        65,252
                                   9/30/95          10.36      15.85        68,746
                                   9/30/94           9.75      (3.28)       63,995
                        --------------------------------------------------------------
                        CLASS B   10/31/98          10.72       2.91         2,860
                                  10/31/97          10.96      11.10         1,761
                                  10/31/96 (3)      10.61       2.59           804
                                   9/30/96          10.40       6.95           774
                        --------------------------------------------------------------
                        CLASS C   10/31/98          10.73       2.96         4,420
                                  10/31/97          10.96      11.22         3,480
                                  10/31/96 (3)      10.61       2.59         2,781
                                   9/30/96          10.40       7.05         2,684
                                   9/30/95          10.35      15.08         1,980
                                   9/30/94           9.74      (4.55)        2,112
--------------------------------------------------------------------------------------
TAX-EXEMPT*             CLASS A   10/31/98          11.65       2.57        22,742
                                  10/31/97          11.75       8.68        23,320
                                  10/31/96 (3)      11.40       0.76        24,439
                                   9/30/96          11.36       5.89        24,708
                                   9/30/95          11.34       7.75        27,401
                                   9/30/94          11.10      (0.41)       29,096
                        --------------------------------------------------------------
                        CLASS B   10/31/98          11.65       2.24           399
                                  10/31/97          11.74       7.93           377
                                  10/31/96 (3)      11.40       0.71           198
                                   9/30/96          11.36       5.21           189
                        --------------------------------------------------------------
                        CLASS C   10/31/98          11.65       2.45           874
                                  10/31/97          11.75       8.39           921
                                  10/31/96 (3)      11.40       0.74           939
                                   9/30/96          11.36       5.63           907
                                   9/30/95          11.34       7.48           454
                                   9/30/94          11.10      (0.73)          277
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                               Ratio of Expenses to Average Net Assets(6)  Net Investment
                                    Year or    ------------------------------------------  Income (Loss)   Portfolio
                                    Period     Excluding                        Including    to Average    Turnover
                                   Ended (1)    Credits           Gross          Credits    Net Assets(7)   Rate(8)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INCOME PLUS*            CLASS A   10/31/98       1.25%            0.00%            1.25%        6.46%        32.30%
                                  10/31/97       1.27             0.00             1.27         7.14         62.28
                                  10/31/96 (3)   1.33             0.00             1.32         5.60          1.58
                                   9/30/96       1.33             0.00             1.31         6.89         65.96
                                   9/30/95       1.29             0.00             1.26         7.53         25.07
                                   9/30/94       1.33             0.00             0.00         7.35         48.12
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       1.90             0.00             1.90         5.81         32.30
                                  10/31/97       1.92             0.00             1.92         6.49         62.28
                                  10/31/96 (3)   1.98             0.00             1.97         4.95          1.58
                                   9/30/96       1.98             0.00             1.96         6.24         65.96
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       1.80             0.00             1.80         5.91         32.30
                                  10/31/97       1.82             0.00             1.82         6.59         62.28
                                  10/31/96 (3)   1.88             0.00             1.87         5.05          1.58
                                   9/30/96       1.88             0.00             1.86         6.34         65.96
                                   9/30/95       1.84             0.00             1.81         6.98         25.07
                                   9/30/94       3.52             0.00             0.00         5.16         48.12
--------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT*             CLASS A   10/31/98       1.12             1.34             1.12         4.28         21.08
                                  10/31/97       1.00             1.63             1.00         4.60         71.29
                                  10/31/96 (3)   1.00             1.89             1.00         4.60          3.79
                                   9/30/96       1.00             1.46             1.00         4.88         71.05
                                   9/30/95       1.02             1.35             1.00         4.83        126.48
                                   9/30/94       1.00             1.30             0.00         4.83         59.84
                        --------------------------------------------------------------------------------------------
                        CLASS B   10/31/98       1.77             1.99             1.77         3.63         21.08
                                  10/31/97       1.65             2.28             1.65         3.95         71.29
                                  10/31/96 (3)   1.65             2.54             1.65         3.94          3.79
                                   9/30/96       1.65             2.11             1.65         4.23         71.05
                        --------------------------------------------------------------------------------------------
                        CLASS C   10/31/98       1.37             1.59             1.37         4.03         21.08
                                  10/31/97       1.25             1.88             1.25         4.35         71.29
                                  10/31/96 (3)   1.25             2.14             1.25         4.34          3.79
                                   9/30/96       1.25             1.71             1.25         4.63         71.05
                                   9/30/95       1.27             1.60             1.25         4.58        126.48
                                   9/30/94       1.25            20.88             0.00         4.58         59.84
--------------------------------------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 48

                                          IDEX MUTUAL FUNDS / PROSPECTUS 1999 57

NOTES TO FINANCIAL HIGHLIGHTS

(1)  The Growth Fund Class A, Global Fund Class A, IDEX Total Income
     Trust (predecessor to Flexible Income Fund Class A) and AEGON USA High Yield Portfolio(predecessor to Income Plus Fund Class A) commenced operations on May 8, 1986, October 1, 1992, June 29, 1987, April 1, 1985 and June 14, 1985, respectively. The Class C Shares of Growth, Global, Flexible Income Tax-Exempt and Income Plus Funds commenced operations on October 1, 1993. The Class A and Class C shares of Balanced, Capital Appreciation, Aggressive Growth and Strategic Total Return Funds commenced operations on December 2, 1994. The Class B Shares of each of the above Funds commenced operations on October 1, 1995. The Class A, Class B and Class C shares of the Tactical Asset Allocation Fund commenced operations on October 1, 1995. Commencement of operations for Class A, Class B, and Class C shares of the C.A.S.E. Fund commenced operations on February 1, 1996. The Class A, Class B and Class C shares of the International Equity and Value Equity Fund commenced operations on February 1, 1997.

(2) Certain amounts for the periods ended 9/30/96 and 10/31/96 have been reclassified between Net Investment Income (Loss) and Net Realized and Unrealized Gain (Loss).

(3) For the month ended October 31, 1996. On October 1, 1996, each Fund changed its fiscal year end from September 30 to October 31.

(4) Distributions from net realized capital gains include distributions in excess of current net realized capital gains for the Aggressive Growth Fund Classes A, B and C, for the period ended 9/30/96, in the amount of $1.02, and for the Growth Fund Classes A and C, for the period ended 9/30/94, in the amount of $0.14. Dividends from net investment income include distributions in excess of current net investment income for the Capital Appreciation Fund Classes A and C, for the period ended 9/30/96 in the amount of $.01 and for the C.A.S.E. Fund Classes A, B and C for the period ended 10/31/97 in the amount of $.08.

(5) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase for Class A or Class T Shares and assumes all dividends and capital gain distributions are reinvested. Periods of less than one year are not annualized.

(6) Ratio of expenses to average net assets shows: Excluding Credits (total expenses less amounts waived/reimbursed by the investment adviser). Gross (total expenses not taking into account waived/reimbursed amounts by the investment adviser or affiliated brokerage and custody earnings credits). Including Credits (expenses less amounts waived/reimbursed by the investment adviser and reduced by affiliated brokerage and custody earnings credits).

(7) Periods of less than one year are annualized. The ratio of Net Investment Income (Loss) is based upon Net Investment Income (Loss) prior to certain reclassifications as discussed in Note 1 of the Notes to the Financial Statement in the Fund's Annual Report to shareholders dated October 31, 1998.

(8) Growth's acquisition of investment securities of IDEX Fund and IDEX Fund 3 has been eliminated from the September 30, 1996 portfolio turnover calculation. Periods of less than one year are not annualized.

(9) On October 1, 1993, Flexible Income Class A initiated a 12b-1 plan of distribution. On October 1, 1993, Growth changed its distribution rate to 0.35% from 0.25%. On October 1, 1993, Flexible Income Fund Class A initiated a 12b-1 plan of distribution. Effective October 1, 1993, Flexible Income Fund incurred 12b-1 fees at the rate of 0.35% in accordance with the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940.

(10) The information shown for Class T shares is for the period from inception on September 30, 1996, through the fiscal year ended September 30, 1996.

58 IDEX MUTUAL FUNDS / PROSPECTUS 1999

DISTRIBUTION ARRANGEMENTS


[GRAPHIC OMITTED] UNDERWRITING AGREEMENT
[GRAPHIC OMITTED]

IDEX Mutual Funds has an Underwriting Agreement with ISI, a registered broker/dealer. Under this agreement, ISI underwrites and distributes all three classes of Fund shares and bears the expenses of offering these shares to the public. The Funds pay ISI fees for its services.

Of the distribution and service fees it receives for Class A and B shares, ISI reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C shares, ISI reallows its entire fee to those sellers.

[GRAPHIC OMITTED] DISTRIBUTION PLANS

DISTRIBUTION OF CLASS A SHARES. ISI receives the sales fees or loads imposed on these shares (up to 5.5% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. ISI also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the Funds may pay ISI a distribution fee of up to 0.35% annually and a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the Funds may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. The fees paid to ISI for these shares may go as high as for Class B (O.75% and 0.25%), but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.

GROWTH FUND CLASS T SHARES. This class of shares does not have a 12b-1 Plan of Distribution, and is closed to new shareholders.

THE EFFECT OF RULE 12b-1. Because these Funds have a 12b-1 Plan, even though Class B shares don't carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of A shares. For a complete description of the Funds' 12b-1 Plans, see the SAI.

PREPARING FOR YEAR 2000

Like all financial service providers, the Fund and the investment adviser utilize systems that may be affected by Year 2000 transition issues. The Fund also relies on service providers, including the Fund's custodian and the sub-advisers, which may be affected. The Fund and the investment adviser have developed, and are in the process of implementing, a Year 2000 transition plan. Management of the Fund is in the process of confirming that the service providers to the Fund are also engaged in similar transition plans.

While the investment adviser and each sub-adviser has made a representation to Management that each party is implementing a Year 2000 transition plan, the resources that are being devoted to this effort are substantial and it is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Fund or the investment adviser. If systems of the investment adviser, sub-advisers, or other service providers fail at Year 2000, the Funds could be unable to process portfolio or shareholder transactions or provide accurate _______ to investors.

The Fund and the investment adviser currently anticipate that their systems will be Year 2000 compliant prior to the end of 1999, but there can be no assurance that the Fund or investment adviser will be successful, or that interaction with other service providers will not impair the Funds or investment advisers services in year 2000.



                                         IDEX MUTUAL FUNDS / PROSPECTUS 1999  59

                                               ADDITIONAL INFORMATION about
                                               these Funds is contained in the
                                               Statement of Additional
                                               Information, dated March 1, 1999,
                                               which is incorporated by
                                               reference into this prospectus.
                                               Other information about these
                                               Funds has been filed with and is
                                               available from the U.S.
                                               Securities and Exchange
                                               Commission. Information about the
                                               Funds (including the Statement of
                                               Additional Information) can be
                                               reviewed and copied at the
                                               Securities and Exchange
                                               Commission's Public Reference
                                               Room in Washington, D.C.
                                               Information on the operation of
                                               the public reference room may be
                                               obtained by calling the
                                               Commission at 1-800-SEC-0330.
                                               Copies of this information may be
                                               obtained, upon payment of a
                                               duplicating fee, by writing the
                                               Public Reference Section of the
                                               Commission, Washington, D.C.
                                               20549-6009. Reports and other
                                               information about the Funds are
                                               also available on the
                                               Commission's Internet site at
                                               http://www.sec.gov. For more
                                               information about these Funds,
                                               you may obtain a copy of the
                                               Statement of Additional
                                               Information or the Annual and
                                               Semi-Annual Reports, without
                                               charge, or to make other
                                               inquiries about these Funds, call
                                               or write to IDEX Mutual Funds at
                                               the phone number or address at
                                               the bottom of this page.

                                               WHERE TIME IS ON YOUR SIDE
                                               [LOGO]

          P.O. Box 9015 /diamond/ Clearwater, FL /diamond/ 33758-9015
                     Customer Service 1-888-233-IDEX (4339)
                  Principal Underwriter: InterSecurities, Inc.
                               File No. 811-4556

(C) 1999 InterSecurities, Inc.                                      ID00835-3/99

                           IDEX AGGRESSIVE GROWTH FUND
                         IDEX INTERNATIONAL EQUITY FUND
                         IDEX CAPITAL APPRECIATION FUND
                                IDEX GLOBAL FUND
                                IDEX GROWTH FUND
                               IDEX C.A.S.E. FUND
                             IDEX VALUE EQUITY FUND
                        IDEX STRATEGIC TOTAL RETURN FUND
                       IDEX TACTICAL ASSET ALLOCATION FUND
                               IDEX BALANCED FUND
                            IDEX FLEXIBLE INCOME FUND
                              IDEX INCOME PLUS FUND
                              IDEX TAX-EXEMPT FUND
                                 BLUE CHIP FUND
                              DIVIDEND GROWTH FUND
                           MID-CAP OPPORTUNITIES FUND
                               MID-CAP SUMMIT FUND
                             SMALL CAP FRONTIER FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1999

                                IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)

      IDEX Aggressive Growth, International Equity, Capital Appreciation, Global, Growth, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Balanced, Flexible Income, Income Plus, Tax-Exempt, Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds (each a "Fund" and collectively, the "Funds") are series of IDEX Series Fund (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"). All Funds other than the Capital Appreciation Fund and Mid-Cap Opportunities Fund are diversified, while those Funds are nondiversified.

      This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus dated March 1, 1999 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information contains additional and more detailed information about each Fund's operations and activities than that set forth in the Prospectus. The annual report is incorporated by reference into this SAI.

ISF00065-3/99

                                IDEX MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES.....................................................................................1
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES...........................................................1
      Investment Restrictions of IDEX Aggressive Growth Fund .............................................1
      Investment Restrictions of IDEX International Equity Fund...........................................2
      Investment Restrictions of IDEX Capital Appreciation Fund and IDEX Balanced Fund....................4
      Investment Restrictions of IDEX Global Fund.........................................................5
      Investment Restrictions of IDEX Growth Fund and IDEX Flexible Income Fund...........................7
      Investment Restrictions of IDEX C.A.S.E. Fund.......................................................8
      Investment Restrictions of IDEX Value Equity Fund..................................................10
      Investment Restrictions of IDEX Strategic Total Return Fund........................................11
      Investment Restrictions of IDEX Tactical Asset Allocation Fund.....................................12
      Investment Restrictions of IDEX Income Plus Fund...................................................14
      Investment Restrictions of IDEX Tax-Exempt Fund....................................................15
      Investment Restrictions of Blue Chip Fund..........................................................17
      Investment Restrictions of Dividend Growth Fund....................................................18
      Investment Restrictions of Mid-Cap Opportunities Fund..............................................19
      Investment Restrictions of Mid-Cap Summit Fund.....................................................20
      Investment Restrictions of Small Cap Frontier Fund.................................................21
OTHER POLICIES AND PRACTICES OF THE FUNDS................................................................22
      Futures, Options and Other Derivative Instruments..................................................22
      Futures Contracts .................................................................................22
      Options on Futures Contracts.......................................................................25
      Options on Securities..............................................................................26
      Options on Foreign Currencies......................................................................29
      Forward Contracts..................................................................................30
      Swaps and Swap-Related Products....................................................................31
      Eurodollar Instruments.............................................................................32
      Special Investment Considerations and Risks........................................................32
      Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments.......33
      Other Investment Companies.........................................................................34
      Zero Coupon, Pay-In-Kind and Step Coupon Securities................................................34
      Income-Producing Securities........................................................................35
      Lending of Fund Securities.........................................................................36
      Joint Trading Accounts.............................................................................36
      Illiquid Securities................................................................................36
      Repurchase and Reverse Repurchase Agreements.......................................................37
      Pass-through Securities............................................................................37
      High-Yield/High-Risk Bonds.........................................................................38
      Warrants and Rights................................................................................39
      U.S. Government Securities.........................................................................39
      Fund Turnover......................................................................................40
INVESTMENT ADVISORY AND OTHER SERVICES...................................................................40
      Additional Investment Advisory or Sub-Advisory Services Provided by the Sub-Advisers...............43

DISTRIBUTOR..............................................................................................44

ADMINISTRATIVE SERVICES................................................................................. 44

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ..........................................................45

                                        i


FUND TRANSACTIONS AND BROKERAGE..........................................................................46

TRUSTEES AND OFFICERS ...................................................................................50

PURCHASE OF SHARES ......................................................................................55

DISTRIBUTION PLANS ......................................................................................55

DISTRIBUTION FEES .......................................................................................56

NET ASSET VALUE DETERMINATION............................................................................58

DIVIDENDS AND OTHER DISTRIBUTIONS .......................................................................60

SHAREHOLDER ACCOUNTS.....................................................................................60

RETIREMENT PLANS.........................................................................................60

REDEMPTION OF SHARES ....................................................................................60

TAXES ...................................................................................................61
PRINCIPAL SHAREHOLDERS...................................................................................63

MISCELLANEOUS ...........................................................................................63
      Organization ......................................................................................63
      Shares of Beneficial Interest .....................................................................63
      Legal Counsel and Auditors ........................................................................64
      Registration Statement ............................................................................64

PERFORMANCE INFORMATION .................................................................................64

FINANCIAL STATEMENTS ....................................................................................68

CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST ................................................APPENDIX A

                              INVESTMENT OBJECTIVES


      The Prospectus discusses the investment objective of each Fund of the IDEX Mutual Funds, the principal types of securities in which each Fund will invest, and the policies and practices of each Fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the Prospectus.

      There can be no assurance that a Fund will, in fact, achieve its objective. A Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a Fund may result in the Fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment. A Fund will not change its objective without 30 days prior notice to its shareholders, nor will it charge shareholders an exchange fee or redemption fee after such notice and prior to the expiration of such 30-day notice period. However, should a shareholder decide to redeem Fund shares because of a change in the objective, the shareholder may realize a taxable gain or loss.


                 INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

      As indicated in the Prospectus, each Fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF IDEX AGGRESSIVE GROWTH FUND

IDEX Aggressive Growth Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Purchase any securities that would cause more than 25% of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities;

      3. Purchase or sell real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate;

      4. Invest in commodities, except that the Fund may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums;

      5. Make loans to others, except through purchasing qualified debt obligations, lending Fund securities or entering into repurchase agreements;

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its Fund securities;

      7. Borrow money, except that the Fund may borrow from banks for investment purposes as set forth in the Prospectus and may also engage in reverse repurchase agreements. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300% with respect to all borrowings; and

      8. Issue senior securities, except that the Fund may borrow from banks for investment purposes so long as the Fund maintains the required coverage.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Funds without shareholder approval:

      (A) The Fund may not sell securities short or purchase securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box";

      (B) The Fund may not pledge, hypothecate, mortgage or otherwise encumber more than 15% of the value of the Fund's total assets except in connection with borrowings described in number 7 above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis;

      (C) The Fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (D) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (E) The Fund may not invest in companies for the purpose of exercising control or management; and

      (F) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.


INVESTMENT RESTRICTIONS OF IDEX INTERNATIONAL EQUITY FUND


IDEX International Equity Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

      2. Invest 25% or more of the value of the Fund's total assets in any particular industry (other than U.S. government securities). For purposes of this restriction, the term industry shall include (a) the government of any one country other than the U.S., but not the U.S. government and (b) all supranational organizations;

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the Fund may own securities or other instruments backed by real estate, including mortgage-backed securities, or debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

      6. Lend any security or make any other loan if, as a result, more than 30% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Funds without shareholder approval:

      (A) The Fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization. The Fund may also invest in the GEI Short-Term Investment Fund, an investment fund advised by GE Investment Management Incorporated ("GEIM"), created specifically to serve as a vehicle for the collective investment of cash balances of the Fund and other accounts advised by GEIM or General Electric Investment Corporation. Investments in GEI Short-Term Investment Fund are not considered investments in another investment company for the purposes of this restriction;

      (G) The Fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses; and

      (H) The Fund may not invest in companies for the purpose of exercising control or management.

      With respect to investment restriction No. 2 above, the Fund may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other Fund holdings the Fund may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg, Inc. In addition, the Fund may select its own industry classifications, provided such classifications are reasonable.


INVESTMENT RESTRICTIONS OF IDEX CAPITAL APPRECIATION FUND AND IDEX BALANCED FUND

IDEX Capital Appreciation Fund and IDEX Balanced Fund each may not, as a matter of fundamental policy:

      1. With respect to 75% of its total assets in the case of the Balanced Fund, and 50% of its total assets in the case of the Capital Appreciation Fund, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act, if immediately after and as a result of such purchase the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of such Fund's total assets or the Fund owns more than 10% of the outstanding voting securities of such issuer. With respect to the remaining 50% of the value of its total assets, IDEX Capital Appreciation Fund may invest in the securities of as few as two issuers;

      2. Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities);

      3. Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses;

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent a Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);

      6. Act as underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of that Fund; and

      7. The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts.

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Funds have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The Fund may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions of that Fund would exceed the market value of its total assets;

      (B) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

      (C) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin;

      (D) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (E) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

      (F) The Fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (G) The Fund may not purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser or sub-adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation;

      (H) The Fund may not invest in companies for the purpose of exercising control or management; and

      (I) With respect to the Balanced Fund only, at least 25% of the total assets of that Fund will normally be invested in fixed-income senior securities, which include corporate debt securities and preferred stock.


INVESTMENT RESTRICTIONS OF IDEX GLOBAL FUND


IDEX Global Fund may not, as a matter of fundamental policy:

      1. Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

      2. Invest more than 25% of the value of its assets in any particular industry (other than government securities);

      3. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses;

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities; and

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contacts.

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The Fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The Fund may not sell securities short, unless it owns or has the right, without the payment of any additional compensation, to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

      (C) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (D) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (E) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (F) The Fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (G) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees have made a determination as to liquidity, as permitted under the 1940 Act; and

      (H) The Fund may not invest in companies for the purpose of exercising control or management.

INVESTMENT RESTRICTIONS OF IDEX GROWTH FUND AND IDEX FLEXIBLE INCOME FUND


IDEX Growth Fund and IDEX Flexible Income Fund each may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer;

      2. Invest more than 25% of the value of its assets in any particular industry (other than government securities);

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the Fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements); and

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

      8. Issue senior securities, except as permitted by the 1940 Act.

      As a fundamental policy governing concentration, the Fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

      Furthermore, each Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The Fund may not: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments are not deemed to constitute selling securities short;

      (D) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any securities which the Board of Trustees or the investment sub-adviser, as appropriate, has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The Fund may not invest in companies for the purpose of exercising control or management;

      (G) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization; and

      (H) The Fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

      In making all investments for the IDEX Flexible Income Fund, the sub-adviser will emphasize economic or financial factors or circumstances of the issuer, rather than opportunities for short-term arbitrage.


INVESTMENT RESTRICTIONS OF IDEX C.A.S.E. FUND


IDEX C.A.S.E. Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Invest 25% or more of the value of the Fund's assets in any particular industry (other than government securities);

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the Fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Funds without shareholder approval:

      (A) The Fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (G) The Fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (H) The Fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (I) The Fund may not invest in companies for the purpose of exercising control or management.

INVESTMENT RESTRICTIONS OF IDEX VALUE EQUITY FUND


IDEX Value Equity Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Invest 25% or more of the value of the Fund's total assets in any particular industry (other than U.S. government securities);

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the Fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The Fund may not purchase additional securities when borrowings exceed 5% of total assets. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Funds without shareholder approval:

      (A) The Fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker=s commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (G) The Fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (H) The Fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (I) The Fund may not invest in companies for the purpose of exercising control or management.

INVESTMENT RESTRICTIONS OF IDEX STRATEGIC TOTAL RETURN FUND

IDEX Strategic Total Return Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer;

      2. Invest more than 25% of the Fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example: gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

      4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Funds without shareholder approval:

      (A) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts;

      (B) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

      (C) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (D) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (E) The Fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (F) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act;

      (G) The Fund may not invest in companies for the purpose of exercising control or management; and

      (H) The Fund may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the Fund's total assets would be invested in such securities.


INVESTMENT RESTRICTIONS OF IDEX TACTICAL ASSET ALLOCATION FUND


IDEX Tactical Asset Allocation Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer;

      2. Invest more than 25% of the Fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers acceptances;

      3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from investing in securities or other instruments backed by physical commodities);

      4. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

      7. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and

      8. Issue senior securities, except as permitted by the 1940 Act.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Funds without shareholder approval:

      (A) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward and futures contracts are not deemed to constitute selling securities short;

      (B) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (C) The Fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (D) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

      (E) The Fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses;

      (F) The Fund may not invest in companies for the purpose of exercising control or management; and

      (G) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX INCOME PLUS FUND


IDEX Income Plus Fund may not, as a matter of fundamental policy:

      1. Borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 1/3 of the current value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced within 3 business days to the extent necessary to comply with the limitation. The Fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding;

      2. Pledge assets, except that the Fund may pledge not more than 1/3 of its total assets (taken at current value) to secure borrowings made in accordance with paragraph 1 above. Initial margin deposits under interest rate futures contracts, which are made to guarantee the Fund's performance under such contracts, shall not be deemed a pledging of Fund assets for the purpose of this investment restriction. As a matter of non-fundamental operating policy, in order to permit the sale of shares of the Fund under certain state laws, the Fund will not pledge its assets in excess of an amount equal to 10% of its net assets unless such state restrictions are changed;

      3. Invest more than 25% of its assets, measured at the time of investment, in a single industry (which term shall not include governments or their political subdivisions), outside the industries of the Fund's public utilities portfolio concentration, except that the Fund may, for temporary defensive purposes, invest more than 25% of its total assets in the obligations of banks;

      4. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, provided that up to 25% of the Fund's total net assets may be invested without regard to this 5% limitation and in the case of certificates of deposit, time deposits and banker's acceptances, up to 25% of total Fund assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation;

      5.   Invest in mineral leases;

      6. Invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the Fund's total assets in bank time deposits with maturities of from 2 business days through 7 calendar days;

      7. Issue senior securities, except to the extent that senior securities may be deemed to arise from bank borrowings and purchases of government securities on a "when-issued" or "delayed delivery" basis, as described in the Prospectus;

      8. Underwrite any issue of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the Fund may purchase securities directly from the issuers thereof for investment in accordance with the Fund's investment objective and policies;

      9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts for hedging purposes as set forth in the Prospectus;

      10. Purchase securities on margin or sell "short," but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. (Initial and maintenance margin deposits and payment with respect to interest rate futures contracts are not considered the purchase of securities on margin);

      11. Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;

      12. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

      13. Make loans, except to the extent the purchase of notes, bonds, bankers' acceptances or other evidence of indebtedness or the entry into repurchase agreements or deposits (including time deposits and certificates of deposit) with banks may be considered loans;

      14. Invest in companies for the purpose of exercising management control;

      15. Invest in oil, gas or other mineral exploration or development programs;

      16. Purchase or hold any real estate or mortgage loans thereon, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein; and

      17. Purchase the securities (other than government securities) of any issuer if, as a result, the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer; for this purpose, all debt obligations of an issuer, and all shares of stock of an issuer other than common stock, are treated as a single class of securities.

      Furthermore, the Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval. The Income Plus Fund may not:

      (A) Write or purchase put, call, straddle or spread options, or combinations thereof;

      (B) Invest more than 10% of its net assets in illiquid securities;

      (C) Invest in real estate limited partnerships;

      (D) Invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (E) Purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the Fund's net assets, or aggregate margin deposits made by the Fund in excess of 5% of the Fund's net assets, (b) which are not for hedging purposes only, or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act, (ii) by the CFTC for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, or (iii) by state securities commissioners or administrators in the states in which the Fund's shares have been qualified for public offering.


INVESTMENT RESTRICTIONS OF IDEX TAX-EXEMPT FUND


IDEX Tax-Exempt Fund may not, as a matter of fundamental policy:

      1. Underwrite any issue of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the Fund may purchase Municipal Obligations directly from the issuers thereof for investment in accordance with the Fund's investment objective and policies.

      2. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, provided that up to 25% of the Fund's total net assets may be invested without regard to this 5% limitation;

      3. Invest in any direct interest in an oil, gas or other mineral exploration or development program;

      4. Purchase securities on margin or sell "short," but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

      5. Purchase or hold any real estate or mortgage loans thereon, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein;

      6. Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers and directors of the manager or sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;

      7. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

      8. Make loans, except to the extent the purchase of notes, bonds, or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans;

      9. Invest in companies for the purpose of exercising management or control;

      10. Write, purchase or sell put, call, straddle or spread options, except for hedging purposes only, in accordance with such non-fundamental policies that the Board may from time to time adopt;

      11. Purchase or sell commodities or commodity contracts; and

      12. The Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 1/3 of the current value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed at the time the borrowing is made). For purposes of this limitation, reverse repurchase agreements would not constitute borrowings.

      As a fundamental policy governing concentration, the Fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

      Furthermore, the Fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The Fund may not invest more than 10% of its net assets in illiquid securities;

      (B) The Fund may not invest in oil, gas or mineral leases;

      (C) The Fund may not invest in real estate limited partnerships; and

      (D) For hedging purposes only, the Tax-Exempt Fund may adopt policies permitting:

           (1) the purchase and sale of interest rate futures contracts, the purchase of put and call options thereon, and the writing of covered call or secured put options thereon, not involving delivery or purchase obligations in excess of 30% of the Fund's net assets, and

           (2) the purchase of put and call options related to portfolio securities and securities to be purchased for the Tax-Exempt Fund, the writing of secured put and covered call options, and the entering into of closing purchase transactions with respect to such options, where such transactions will not involve futures contract margin deposits and premiums on option purchases which, in the aggregate, exceed 5% of the Fund's net assets, in the judgment of the sub-adviser are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund, and are executed under custodial, reserve and other arrangements consistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), (ii) by the Commodity Futures Trading Commission (the "CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, and (iii) by state securities commissioners or administrators in the states in which the Fund's shares have been qualified for public offering.

      The Tax-Exempt Fund does not intend in the foreseeable future to adopt the foregoing investment policies to permit trading in interest rate futures contracts, options thereon, and options on portfolio securities.


INVESTMENT RESTRICTIONS OF IDEX BLUE CHIP FUND

The Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Borrow money except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of Fund securities,
(d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in mortgage dollar rolls which are accounted for as financings.

      3. Purchase or sell physical commodities (but this shall not prevent the Fund from investing in currency and financial instruments and contracts that are commodities or commodity contracts).

      4. Invest more than 25% of the Fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptance.

      5. Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.

      6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      7. Issue senior securities, except as permitted by the 1940 Act.

      8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its Fund securities in the ordinary course of pursuing its investment objective.

      Furthermore, the Fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the Trust without shareholder approval:

      (A) The Fund may not invest in companies for the purpose of exercising control or management.

      (B) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

      (C) The Fund may not purchase additional securities when money borrowed exceeds 5% of its total assets.

      (D) The Fund may not make short sales of securities, except short sales "against the box."


INVESTMENT RESTRICTIONS OF IDEX DIVIDEND GROWTH FUND

The Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33-1/3% of the value of the Fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      3. Purchase or sell physical commodities (but this shall not prevent the Fund from entering into future contracts and options thereon).

      4. Invest more than 25% of the Fund's total assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptance.

      5. Lend any security although the Fund may lend Fund securities provided that the aggregate of such loans do not exceed 33-1/3% of the value of the Fund's total assets. The Fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

      6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      7. Issue senior securities, except as permitted by the 1940 Act.

      8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its Fund securities in the ordinary course of pursuing its investment objective.

      Furthermore, the Fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

      (A) The Fund may not purchase additional securities when money borrowed exceeds 5% of its total assets.

      (B) The Fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

      (C) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

      (D) The Fund may not invest in companies for the purpose of exercising control or management.

      (E) The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds.

      (F) The Fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of Fund securities; and
(ii) it may make margin deposits in connection with futures contracts or other permissible investments.

      (G) The Fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of borrowing or investment.

      (H) The Fund may not sell securities short, except short sales "against the box."

INVESTMENT RESTRICTIONS OF IDEX MID-CAP OPPORTUNITIES FUND

The Fund may not, as a matter of fundamental policy:

      1. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts; however, the Fund may: (a) purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable or holding or selling real estate received in connection with securities it holds; and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      2. Invest more than 25% of the Fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Borrow money, except that the Fund may borrow from banks for investment purposes up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. The Fund may borrow for temporary or emergency purposes an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing.

      4. Issue senior securities, except as permitted by the 1940 Act.

      5. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its Fund securities in the ordinary course of pursuing its investment objective.

      6. Make loans, except that the Fund may purchase debt obligations in which the Fund may invest consistent with its investment objectives and policies or enter into, and make loans of, its portfolio securities, as permitted under the 1940 Act.

         Furthermore, the Fund has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

      (A) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

      (B) The Fund may not invest in companies for the purpose of exercising control or management.

   (C) The Fund may not sell securities short.

INVESTMENT RESTRICTIONS OF IDEX MID-CAP SUMMIT FUND

The Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the Fund's total assets. This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Fund's total assets will be repaid before making investments.

      3. Make loans, except that the Fund, in accordance with its investment objectives and policies, may purchase or hold debt securities, and enter into repurchase agreements as described in the Fund's prospectus and this Statement of Additional Information.

      4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the Fund from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Fund's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the Fund's total assets (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodities Futures Trading Commission regulations, may be excluded in computing the 5% limit. The Fund (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

      5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

      6. Issue senior securities, except as permitted by the 1940 Act.

      7. Invest more than 25% of the Fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      Furthermore, the Fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

      (A) The Fund may not invest in companies for the purpose of exercising control.

      (B) The Fund may not pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings as permitted by the Fund's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts.

      (C) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

      (D) The Fund may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

INVESTMENT RESTRICTIONS OF IDEX SMALL CAP FRONTIER FUND

The Fund may not, as a matter of fundamental policy:

      1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33-1/3% of the value of the Fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

      3. Purchase or sell physical commodities (but this shall not prevent the Fund from entering into futures contracts and options thereon).

      4. Invest more than 25% of the Fund's total assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      5. Lend any security although the Fund may lend Fund securities provided that the aggregate of such loans do not exceed 33-1/3% of the value of the Fund's total assets. The Fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

      6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      7. Issue senior securities, except as permitted by the 1940 Act.

      8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its Fund securities in the ordinary course of pursuing its investment objective.

      Furthermore, the Trust has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

      (A) The Fund may not purchase additional securities when money borrowed exceeds 5% of its total assets.

      (B) The Fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

      (C) The Fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

      (D) The Fund may not invest in companies for the purpose of exercising control or management.

      (E) The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds.

      (F) The Fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of Fund securities; and
(ii) it may make margin deposits in connection with futures contracts or other permissible investments.

      (G) The Fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of borrowing or investment.

      (H) The Fund may not sell securities short, except short sales "against the box."

      Except with respect to borrowing money, if a percentage limitation set forth above is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of the net assets of any of the Funds will not result in a violation of such restriction. Additional limitations on borrowing that are imposed by state law and regulations may apply.

      In addition to the above, as a fundamental policy, each of the Funds, other than the Tax-Exempt Fund and the Income Plus Fund, may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such Fund.


                    OTHER POLICIES AND PRACTICES OF THE FUNDS

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS.


The following investments are subject to limitations as set forth in each Fund's investment restrictions and policies:

      A. FUTURES CONTRACTS. A Fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. The Income Plus Fund may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

           When a Fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the Fund's securities or the prices of securities which the Fund is considering buying at a later date.

           The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds.

           Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of the margin owed to such Fund only in proportion to the amount received by the FCM's other customers. The Fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business and by segregating margin payments with the custodian.

           Although a Fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

           The acquisition or sale of a futures contract may occur, for example, when a Fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, a Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the Fund by a corresponding increase in the value of the futures contract position held by that Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have.

           Similarly, if interest rates were expected to rise, a Fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the Fund by a corresponding increase in the value of the futures contract position held by the Fund. A Fund also could seek to protect against potential price declines by selling Fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Fund to maintain a defensive position without having to sell Fund securities.

           Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such Fund could buy equity or debt securities on the cash market. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund.


           The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions:

  /diamond/    First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.

  /diamond/    Second, the liquidity of the futures market depends on
               participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.

  /diamond/    Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

           Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund manager still may not result in a successful use of futures contracts.

           Futures contracts entail risks. Although each of the Funds that invests in such contracts believes that their use will benefit the Fund, if the Fund sub-adviser's investment judgment proves incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts.

           For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its Fund and prices increase instead, that Fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the Fund's futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its Fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

           The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match that Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in Fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the Fund's investments.

           Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a Fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.

           Imperfect correlations between a Fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.

           A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that Fund's other investments.

           Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.

           In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

           Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

           If applicable each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the Funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

           The Aggressive Growth Fund may not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Aggressive Growth Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

      B. OPTIONS ON FUTURES CONTRACTS. A Fund may buy and write put and call options on futures contracts. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the Fund's securities or the prices of securities which the Fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.

           The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

           The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Fund's holdings.

           The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying.

           If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its Fund securities and changes in the value of the futures positions, that Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of Fund securities.

           The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Fund securities. For example, a Fund may buy a put option on a futures contract to hedge its Fund securities against the risk of falling prices or rising interest rates.

           The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

      C. OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, each of the Funds, other than the Tax-Exempt and the Income Plus Funds, may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A Fund also may write call options that are not covered for cross-hedging purposes. A Fund may write and buy options on the same types of securities that the Fund may purchase directly. There are no specific limitations on a Fund's writing and buying of options on securities.

           A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.


           A put option written by a Fund is "covered" if the Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).

            The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

           A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its Fund. A call option written by a Fund is also deemed to be covered: (i) if that Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the Fund owns a Fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.

           A Fund may also write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the Fund manager believes that writing the option would achieve the desired hedge.

           If a put or call option written by a Fund were exercised, the Fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A Fund retains the premium received from writing a put or call option whether or not the option is exercised.


           The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.

           This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

           The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

           In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited other liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security on which the Fund has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

           A Fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


           An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

           Each of the Funds, other than the Tax-Exempt and the Income Plus Funds, may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

           Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

           If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

           The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

           A Fund may buy put options to hedge against a decline in the value of its Fund. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

           A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

           In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. The Fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, the Fund would lose the amount of the premium.

           Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

           In addition to options on securities, a Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a Fund is obligated, in return for the premium received, to make delivery of this amount. A Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

           Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless a Fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.

           Price movements in a Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, a Fund's sub-adviser may be forced to liquidate Fund securities to meet settlement obligations.

           The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

      D. OPTIONS ON FOREIGN CURRENCIES. Each of the Funds, other than the Tax-Exempt and the Income Plus Funds, may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which Fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of Fund securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

           Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

           A Fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of Fund securities will be offset by the amount of the premium received.

           Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that Fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

           A Fund may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its Fund. A call option is also covered if: (i) the Fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

           A Fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a Fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      E. FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A Fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

           The following discussion summarizes a Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"):

           A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or another currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

           They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its Fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.

           A Fund also may enter into a forward currency contract with respect to a currency where such Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the Fund's sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

           These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, a Fund's foreign currency denominated Fund securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the Fund's sub-adviser's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

           A Fund will cover outstanding forward currency contracts by maintaining liquid Fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying Fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

           As an alternative to segregating assets, a Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contact.

           While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

      F. SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, each of the Funds, other than the Tax-Exempt and the Income Plus Funds, may enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A Fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A Fund also may enter into these transactions to attempt to protect against any increase in the price of securities the Fund may consider buying at a later date.

           The Funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

           Each of the Funds, other than the Tax-Exempt and Income Plus Funds, may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, (I.E., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

           If a Fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A Fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

           The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (I.E., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

           There is no limit on the amount of interest rate swap transactions that may be entered into by the Funds (except the Tax-Exempt and Income Plus Funds which may not participate in these transactions), although none of the Funds presently intends to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap.

           Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (I.E., write) caps and floors without limitation, subject to the segregation requirement described above.

           In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the Prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a Fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The Funds' sub-advisers may use these opportunities to the extent they are consistent with each Fund's investment objective and as are permitted by a Fund's investment limitations and applicable regulatory requirements.

      G. EURODOLLAR INSTRUMENTS. The Funds may each make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

      H. SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a Fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a Fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

           A Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

           Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a Fund as: the possible loss of the entire premium paid for an option bought by a Fund; the inability of the Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a Fund will be able to use those instruments effectively for their intended purposes.

           In connection with certain of its hedging transactions, a Fund must segregate assets with the Fund's custodian bank to ensure that such Fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may be not be disposed of for so long as a Fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a Fund's assets could impede implementation of that Fund's investment policies or its ability to meet redemption requests or other current obligations.

      I. ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

           Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

           Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

           The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

            In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

           In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

OTHER INVESTMENT COMPANIES.

      Some of the Funds may invest in securities issued by other investment companies, within limits described in the investment restrictions for the relevant Fund. A Fund may indirectly bear a portion of any investment advisory fees and expenses paid by Funds in which it invests, in addition to the advisory fees and expenses paid by the Fund.

      The International Equity Fund may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act. An investment by the International Equity Fund in GEI Short-Term Investment Fund, is not considered an investment in another investment company for purposes of this resctriction. The GEI Short-Term Investment Fund is an investment Fund advised by GEIM, created specifically to serve as a vehicle for the collective investment of cash balances of the Fund and other accounts advised by GEIM or its affiliate, General Electric Investment Corporation.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES.


      Subject to each Fund's investment restrictions, a Fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The Flexible Income Fund may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.

      Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which Fund expenses could be allocated and may reduce the rate of return for such Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.


      Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

INCOME-PRODUCING SECURITIES.

      The Flexible Income Fund focuses its investments in income-producing securities.

      The Flexible Income Fund will purchase defaulted securities only when the sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

      A. FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

      B. DISPOSITION OF PORTFOLIO SECURITIES. Although the Flexible Income Fund generally intends to purchase securities for which its sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The Flexible Income Fund will limit its holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the Flexible Income Fund's ability to readily dispose of its securities to meet redemptions.

      C. OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Flexible Income Fund.

      Other types of income producing securities that the Funds may purchase include, but are not limited to, the following:

      VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

      STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by a Fund at a specified price.


      TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

      INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of their respective assets in inverse floaters.

      The Funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

LENDING OF FUND SECURITIES.

      Subject to any applicable investment restriction relating to lending, each of the Funds, other than the Tax-Exempt, Mid-Cap Summit and the Income Plus Funds may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a Fund must receive any dividends or interest paid by the issuer on such securities; c) a Fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a Fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a Fund remain subject to fluctuations in market value. A Fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a Fund may experience delays in, or be prevented from, recovering the collateral. During a period that a Fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A Fund may also incur expenses in enforcing its rights. If a Fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. The Funds will not lend securities to any advisers or sub-advisers to the Funds or their affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.


JOINT TRADING ACCOUNTS.

      The Growth, Global, Flexible Income, Balanced and Capital Appreciation Funds and other clients of Janus Capital and its affiliates may place assets in joint trading accounts for the purpose of making short-term investments in money market instruments. The Board of Trustees of the Fund must approve the participation of each of these Funds in these joint trading accounts and procedures pursuant to which the joint accounts will operate. The joint trading accounts are to be operated pursuant to an exemptive order issued to Janus Capital and certain of its affiliates by the SEC. All joint account participants, including these Funds, will bear the expenses of the joint trading accounts in proportion to their investments. Financial difficulties of other participants in the joint accounts could cause delays or other difficulties for the Funds in withdrawing their assets from joint trading accounts.


ILLIQUID SECURITIES.


      Subject to each Fund's investment restrictions, a Fund may invest its assets in illiquid securities (I.E., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. With respect to municipal lease obligations, the sub-adviser of the Tax-Exempt and Flexible Income Funds will also consider factors unique to municipal lease obligations including the general creditworthiness of the municipality, the importance of the property covered by the lease obligation and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS.

      Subject to each Fund's investment restrictions, a Fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral). A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of each Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that Fund and approved by the Board of Trustees of the Fund. In addition, the Funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

      In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will segregate with its custodian cash and appropriate liquid assets with the Funds' custodian to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each Fund deems creditworthy and that have been reviewed by the Board of Trustees of the Funds.


PASS-THROUGH SECURITIES.

      Each of the Funds may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds.

      The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.


      The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

      The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.


      Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as a Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a Fund's higher yielding mortgage-backed securities may be converted to cash. That Fund will then be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).


      Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH-YIELD/HIGH-RISK BONDS.

      High-yield/high-risk, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

      Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such Funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.


      The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.


      Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a Fund; (iii) the new asset value of a Fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS.

      Each of the Funds, other than the Tax-Exempt Fund, may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.


U.S. GOVERNMENT SECURITIES.

      Examples of the types of U.S. government securities that the Funds may hold include, in addition to those described in the Prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

                                FUND TURNOVER RATE*
    ----------------------------- --------------------- ------------------------
                FUND                OCTOBER 31, 1998       OCTOBER 31, 1997
    ----------------------------- --------------------- ------------------------
    AGGRESSIVE GROWTH                                %                  120.96%
    ----------------------------- --------------------- ------------------------
    INTERNATIONAL EQUITY                             %                   21.85%
    ----------------------------- --------------------- ------------------------
    CAPITAL APPRECIATION                             %                  130.48%
    ----------------------------- --------------------- ------------------------
    GLOBAL                                           %                   91.02%
    ----------------------------- --------------------- ------------------------
    GROWTH                                           %                   91.52%
    ----------------------------- --------------------- ------------------------
    C.A.S.E.                                         %                  183.06%
    ----------------------------- --------------------- ------------------------
    VALUE EQUITY                                     %                    6.40%
    ----------------------------- --------------------- ------------------------
    STRATEGIC TOTAL RETURN                           %                   51.44%
    ----------------------------- --------------------- ------------------------
    TACTICAL ASSET ALLOCATION                        %                   71.63%
    ----------------------------- --------------------- ------------------------
    BALANCED                                         %                  127.08%
    ----------------------------- --------------------- ------------------------
    FLEXIBLE INCOME                                  %                  135.53%
    ----------------------------- --------------------- ------------------------
    INCOME PLUS                                      %                   62.28%
    ----------------------------- --------------------- ------------------------
    TAX-EXEMPT                                       %                   71.29%
    ----------------------------- --------------------- ------------------------

           *No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or Small Cap Frontier Funds as these Funds commenced operations on March 1, 1999.

      As stated in the Prospectus, each of the Funds generally intend to purchase and sell securities as deemed appropriate by the Fund's sub-adviser to further a Fund's stated investment objective, and the rate of Fund turnover is not expected to be a limiting factor when changes are deemed to be appropriate. Fund transactions for the Tax-Exempt Fund and Income Plus Fund are ordinarily undertaken to achieve each Fund's investment objective in light of anticipated movements in the level of interest rates. The investment policies of the Tax-Exempt and the Income Plus Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates.
      These percentages are calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a Fund turnover rate of 100% would mean that all of a Fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of Fund turnover generally involves correspondingly greater brokerage commission expenses.

      Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Fund to receive favorable tax treatment. Because the rate of Fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or Fund operations make a sale advisable. As a result, the annual Fund turnover rate in future years may exceed the percentage shown above.

                     INVESTMENT ADVISORY AND OTHER SERVICES

       IDEX Mutual Funds has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of each Fund with IDEX Management, Inc. ("IMI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 and each of the Funds. IMI supervises each respective Fund's investments and conducts its investment program.

       The Advisory Agreement provides that IMI will perform the following services or cause them to be performed by others: (i) furnish to the Fund with investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers, and (iii) be responsible for the administration of each Fund. For services to the Capital Appreciation, Global, Growth and Balanced Funds, IMI receives an annual fee, computed daily and paid monthly, equal to 1.00% of the first $750 million of that Fund's average daily net assets, 0.90% of the next $250 million of that Fund's average daily net assets, and 0.85% of the average daily net assets of that Fund in excess of $1 billion. For services to the Flexible Income Fund, IMI receives 0.90% of the first $100 million, 0.80% of the next $150 million and 0.70% of assets over $250 million; for the Income Plus and Tax-Exempt Funds, IMI receives 0.60% of each Fund's average daily net assets; and for the Aggressive Growth, International Equity, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Fund, IMI receives 0.80% of the first $500 million in assets and 0.70% of assets over $500 million.

       The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Agreement was approved by the Board of Trustees of the Funds (including a majority of trustees who are not parties to the Agreement or interested persons, as defined by the 1940 Act, of any such party). The Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of either the Fund, IMI or by a vote of shareholders of each Fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Funds or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement or interested persons of any such party cast in person at a meeting. Prior to March 1, 1999, InterSecurities, Inc. served as investment adviser to the Tax-Exempt, Income Plus, International Equity, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation and Aggressive Growth Funds.

       The Agreement also provides that IMI shall not be liable to the Funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Agreements relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of IMI in the performance of its duties thereunder.

       The Advisory Agreement became effective as follows: Aggressive Growth Fund - September 30, 1994; International Equity Fund - February 1, 1997; C.A.S.E. fund - November 15, 1995; Value Equity Fund - October 30, 1996; Strategic Total Return Fund - September 30, 1994; Tactical Asset Allocation Fund
- June 1, 1995; Income Plus Fund - April 22, 1992; Tax-Exempt Fund - April 22, 1991; Capital Appreciation, Global, Growth, Balanced and Flexible Income Funds - June 25, 1998; and Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds - March 1, 1999.

       Each Fund pays its allocable share of the fees and expenses of the Funds' non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the Funds or IMI, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the Fund permits to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of Fund shares under federal and state law. The investment adviser will reimburse a Fund, or waive fees, or both, whenever, in any fiscal year, the total cost to a Fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds, in the case of the Capital Appreciation, Growth, Balanced and Flexible Income Funds, 1.50% of each Fund's average daily net assets; in the case of the Tax-Exempt, 1.00% of average daily net assets; and 1.20% of the Fund's average daily net assets for all other Funds. The Global Fund does not have an expense limitation.

                            INVESTMENT ADVISORY FEES*

                                       ADVISORY FEES AFTER REIMBURSEMENT              ADVISORY FEE REIMBURSEMENTS
                                       ---------------------------------           -----------------------------------
                                                 OCTOBER 31                        OCTOBER 31           SEPTEMBER 30
                             -----------------------------------------------------------------------------------------
              Fund           Adviser     1998       1997     September     1998       1997       1996        1996
                                                             20, 1996
    ------------------------------------------------------------------------------------------------------------------
    Aggressive Growth**        IMI                 $130,896      $5,163              $192,695     $17,394    $169,995
    ------------------------------------------------------------------------------------------------------------------
    International Equity**     IMI               $(110,543)         N/A              $128,291         N/A         N/A
    ------------------------------------------------------------------------------------------------------------------
    Capital Appreciation       IMI                  $45,071      $7,502              $193,491     $12,709    $122,710
    ------------------------------------------------------------------------------------------------------------------
    Global                     IMI               $2,224,062    $126,856                    --          --          --
    ------------------------------------------------------------------------------------------------------------------
    Growth                     IMI               $11,676,637   $952,996                    --          --          --
    ------------------------------------------------------------------------------------------------------------------
    C.A.S.E.**                 IMI                $(96,157)   $(11,137)              $150,161     $13,949     $55,165
    ------------------------------------------------------------------------------------------------------------------
    Value Equity**             IMI                $(63,589)         N/A              $104,638         N/A         N/A
    ------------------------------------------------------------------------------------------------------------------
    Strategic Total Return**   IMI                 $127,360      $1,140               $96,214     $11,492     $92,079
    ------------------------------------------------------------------------------------------------------------------
    Tactical Asset             IMI                 $120,873      $2,983               $99,277     $11,829     $28,453
    Allocation**
    ------------------------------------------------------------------------------------------------------------------
    Balanced                   IMI                 $(4,940)    $(4,993)              $139,247     $13,490    $106,223
    ------------------------------------------------------------------------------------------------------------------
    Flexible Income            IMI                  $60,744    $(3,566)               $95,242     $17,675     $41,410
    ------------------------------------------------------------------------------------------------------------------
    Income Plus**              IMI                 $416,928     $35,332                    --          --          --
    ------------------------------------------------------------------------------------------------------------------
    Tax-Exempt **              IMI                 $(7,330)    $(6,243)              $155,172     $19,367    $123,530
    ------------------------------------------------------------------------------------------------------------------

    * No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or Small Cap Frontier Funds as they did not commence operations until March 1, 1999.
    ** Prior to March 1, 1999, ISI served as investment adviser to these Funds.



      IMI has entered into an Investment Counsel Agreement with Janus Capital Corporation ("Janus Capital"), 100 Fillmore Street, Denver, CO 80206, to serve as sub-adviser to the Capital Appreciation, Global, Growth, Balanced and Flexible Income Funds, respectively. The Investment Counsel Agreement for these Funds became effective June 25, 1998.

       Fred Alger Management, Inc. ("Alger Management"), 75 Maiden Lane, New York, NY 10038, serves as the investment sub-adviser to the Aggressive Growth Fund pursuant to an Investment Counsel Agreement dated September 30, 1994 with IMI. Following are the sub-advisers of the respective Funds: Luther King Capital Management Corporation ("Luther King"), 301 Commerce Street, Suite 1600, Fort Worth, TX 76102, serves as the investment sub-adviser to the Strategic Total Return Fund pursuant to an Investment Counsel Agreement dated as of September 30, 1994. Dean Investment Associates ("Dean Investment"), a Division of C.H. Dean and Associates, Inc., 2480 Kettering Tower, Dayton, Ohio 45423-2480 serves as the investment sub-adviser to the Tactical Asset Allocation Fund pursuant to an Investment Counsel Agreement dated as of June 30, 1995. C.A.S.E. Management, Inc. ("C.A.S.E."), 5355 Town Center Road, Suite 701, Boca Raton, FL 33486, serves as the investment sub-adviser to the C.A.S.E. Fund pursuant to an Investment Counsel Agreement dated November 15, 1995. NWQ Investment Management Company, Inc. ("NWQ"), 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, serves as the investment sub-adviser to the Value Equity Fund pursuant to an Investment Counsel Agreement dated October 30, 1996. Scottish Equitable Investment Management Limited ("SEIM"), Edinburgh Park, Edinburgh EH12 9SE, Scotland, and GEIM, 3003 Summer Street, Stamford, CT 06905, serve as the investment sub-advisers to the International Equity Fund pursuant to respective Investment Counsel Agreements dated February 1, 1997. T. Rowe Price Associates, Inc. ("T. Rowe"), 100 E. Pratt Street, Baltimore, MD 21202 serves as investment sub-adviser to the Dividend Growth and Small Cap Frontier Funds pursuant to an Investment Counsel Agreement dated March 1, 199. Salomon Brothers Asset Management, Inc. ("SBAM"), 7 World Trade Center, New York, NY 10048 serves as investment sub-adviser to the Mid-Cap Opportunities Fund pursuant to an Investment Counsel Agreement dated March 1, 1999; Pilgrim Baxter & Associates, Ltd. ("Pilgrim"), 825 Duportail Road, Wayne, PA 1987 serves as investment sub-adviser to the Mid-Management ("GSAM") One New York Plaza, New York, NY 10004 serves as investment sub-adviser to the Blue Chip Fund pursuant to an Investment Counsel Agreement dated March 1, 1999.

       AEGON USA Investment Management, Inc. ("AEGON Management"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, serves as the investment sub-adviser to the Tax-Exempt Fund and the Income Plus Fund pursuant to an Investment Counsel Agreement relating to each Fund. Each Investment Counsel Agreement was entered into between ISI and AEGON Securities which assigned each Agreement to AEGON Management, the parent of AEGON Securities, on September 30, 1992. AEGON Management is a wholly-owned indirect subsidiary of AEGON USA and thus is an affiliate of ISI and IMI.

       Further discussions of the basic fee arrangements and allocation of responsibilities relating to terms of the Investment Counsel Agreements for each Fund are set forth in the Prospectus. Alger Management, SEIM, GEIM, Janus Capital, C.A.S.E., NWQ, Luther King, Dean Investment, AEGON Management, T. Rowe, Pilgrim, SBAM and GSAM also serve as sub-advisers to certain portfolios of the WRL Series Fund, Inc., a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."



                               SUB-ADVISORY FEES*
                            (NET OF FEES REIMBURSED)

   --------------------------- --------------------------  ------------ ---------------------------
                                        OCTOBER 31                              SEPTEMBER 30
   --------------------------- ------------- ------------ ------------- -------------  ------------
              FUND                   1998         1997          1996          1996            1995
   --------------------------- ------------- ------------ ------------- -------------- ------------
   Aggressive Growth           $                  $52,358                     $22,704       $12,252
   --------------------------- ------------- ------------ ------------- ------------- -------------
   International Equity        $                       --                         N/A           N/A
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Capital Appreciation        $                  $22,536                      $9,675            --
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Global                      $               $1,112,031                    $565,378      $436,960
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Growth                      $               $5,838,319                  $2,729,990    $2,146,215
   --------------------------- ------------- ------------ ------------- ------------- -------------
   C.A.S.E.                    $                       --                          --           N/A
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Value Equity                $                       --                         N/A           N/A
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Strategic Total Return      $                  $50,944                      $2,236            --
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Tactical Asset Allocation   $                  $48,349                     $21,417           N/A
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Balanced                    $                       --                          --            --
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Flexible Income             $                  $30,372                     $66,517       $84,848
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Income Plus                 $                 $208,464                    $207,011      $201,015
   --------------------------- ------------- ------------ ------------- ------------- -------------
   Tax-Exempt                  $                       --                     $17,985       $39,027
   --------------------------- ------------- ------------ ------------- ------------- -------------

         * No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds as they did not commence operations until March 1, 1999.



       AUSA Holding Company ("AUSA") owns 100% of the outstanding stock of IMI. AUSA also owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation and publicly traded international insurance group.

       Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the Funds. Securities frequently meet the investment objectives of one or all of these Funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each Fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

       It is possible that at times identical securities will be held by more than one Fund or account. However, positions in the same issue may vary and the length of time that any Fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the Funds or the amount of securities that may be purchased or sold by a Fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one Fund or account, the resulting participation in volume transactions could produce better executions for the Funds. In the event more than one Fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the Fund(s), the other Funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                   DISTRIBUTOR

       IDEX Mutual Funds has entered into an Underwriting Agreement with InterSecurities, Inc., located at 570 Carillon Parkway, St. Petersburg, Florida 33716 ("ISI") to act as the principal underwriter of the shares of the Funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the Investment Advisory Agreements discussed above. A discussion of ISI's responsibilities and charges as principal underwriter of Fund shares is set forth in the Prospectus.




                                                 UNDERWRITING COMMISSIONS*
                       ----------------- ----------------- ------------------ ----------- ------------
                       NAME OF PRINCIPAL NET UNDERWRITING   COMPENSATION ON    BROKERAGE     OTHER
        FUND              UNDERWRITER      DISCOUNTS AND    REDEMPTIONS AND   COMMISSIONS COMPENSATION
                                            COMMISSIONS       REPURCHASES
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Aggressive Growth
---------------------- ----------------- ----------------- ------------------ ----------- ------------
International Equity
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Capital Appreciation
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Global
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Growth
---------------------- ----------------- ----------------- ------------------ ----------- ------------
C.A.S.E.
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Value Equity
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Strategic Total
Return
---------------------- ----------------- ----------------- ------------------ ----------- ------------
Tactical Asset
Allocation
---------------------- ----------------  ----------------- -----------------  ------------ -----------
Balanced
---------------------- ----------------  ----------------- ------------------ ------------ -----------
Flexible Income
---------------------- ----------------  ----------------- ------------------ ------------ -----------
Income Plus
---------------------- ----------------  ----------------- ------------------ ------------ -----------
Tax-Exempt
---------------------- ----------------  ----------------- ------------------ ------------ -----------

* No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds as they did not commence operations until March 1, 1999.

                             ADMINISTRATIVE SERVICES

       IMI is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with IMI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a Fund and the preparation and filing of a Fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser.

       IMI has entered into an Administrative Services Agreement
("Administrative Agreement") with ISI applicable to each Fund. Under each Administrative Agreement, ISI carries out and supervises all of the administrative functions of the Funds and incurs IMI's expenses related to such functions. The basic fee arrangement and allocation of responsibilities is set forth in the Prospectus.

       The administrative duties of ISI with respect to each Fund include: providing the Fund with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the Fund; authorizing expenditures and approving bills for payment on behalf of the Fund; and providing executive, clerical and secretarial help needed to carry out its duties.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES


       Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105-1307, is Custodian for the Fund. The Custodian is not responsible for any of the investment policies or decisions of a Fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the Funds.

      Idex Investor Services, Inc., P. O. Box 9015, Clearwater, Florida 33758-9015, is the Funds' transfer agent, withholding agent and dividend disbursing agent. Idex Investor Services, Inc. is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of IMI and AEGON Management. Each Fund pays the transfer agent an annual per-account charge of $________ for each of its shareholder accounts in existence, $______ for each new account opened and $_______ for each closed account.

       DST Systems Inc. ("DST"), provider of data processing and recordkeeping services for the Fund's transfer agent, is a partially-owned subsidiary of Kansas City Southern Industries ("KCSI") and, thus, is an affiliate of IMI and Janus Capital. Each Fund may use another affiliate of DST as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.")



                              TRANSFER AGENCY FEES*

-------------------------- --------------------------------------------------- ---------------------------------------------
                                 FEES AND EXPENSES NET OF BROKERAGE CREDITS            BROKERAGE CREDITS RECEIVED
-------------------------- ------------------------------------- ------------- ---------------------------------------------

                                        OCTOBER 31               SEPTEMBER 30          OCTOBER 31             SEPTEMBER 30
-------------------------- ------------------------------------- ------------- ----------------------------- ---------------
          FUND                1998        1997         1996             1996    1998      1997       1996         1996
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Aggressive Growth                      $217,941                  $141,668                      --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
International Equity                   $11,583                   N/A                           --       N/A             N/A
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Capital Appreciation                   $133,515                  $61,086                       --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Global                                 $628,833                  $379,409                      --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Growth                                 $2,811,027                $1,537,321                    --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
C.A.S.E.                               $32,500                   $8,930                        --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Value Equity                           $20,957                   N/A                           --       N/A             N/A
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Strategic Total Return                 $89,918                   $40,189                       --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Tactical Asset Allocation              $71,335                   $25,499                       --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Balanced                               $48,876                   $26,374                       --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Flexible Income                        $48,615                   $51,078                       --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Income Plus                            $86,126                   $113,654                      --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------
Tax-Exempt                             $34,786                   $40,367                       --        --              --
-------------------------- ----------- ------------ ------------ ------------- -------- ---------- --------- ---------------

 * No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds as they did not commence operations until March 1, 1999.

                   ADMINISTRATIVE FEES*
------------------------------------------------------------------
                            ADMINISTRATIVE FEES FOR PERIOD ENDED
       FUND                         OCTOBER 31, 1998
-------------------------- ---------------------------------------
 Aggressive Growth
-------------------------- ---------------------------------------
 International Equity
-------------------------- ---------------------------------------
 Capital Appreciation
-------------------------- ---------------------------------------
 Global
-------------------------- ---------------------------------------
 Growth
-------------------------- ---------------------------------------
 C.A.S.E.
-------------------------- ---------------------------------------
 Value Equity
--------------------------  --------------------------------------
 Strategic Total Return
--------------------------  --------------------------------------
 Tactical Asset Allocation
--------------------------  -------------------------------------
 Balanced
--------------------------  --------------------------------------
 Flexible Income
--------------------------  --------------------------------------
 Income Plus
--------------------------  --------------------------------------
 Tax-Exempt
--------------------------  --------------------------------------
*No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or Small Cap Frontier Funds as these Funds commenced operation on March 1, 1999.

                         FUND TRANSACTIONS AND BROKERAGE

       Decisions as to the assignment of Fund business for each of the Funds and negotiation of commission rates are made by a Fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all Fund transactions. The Advisory Agreement and Investment Counsel Agreement for each Fund specifically provide that in placing portfolio transactions for a Fund, the Fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

       In selecting brokers and dealers and in negotiating commissions, a Fund's sub-adviser considers a number of factors, including but not limited to:

     /bullet/ The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;
     /bullet/  The nature of the security being traded;
     /bullet/  The size and type of the transaction;
     /bullet/ The nature and character of the markets for the security to be purchased or sold;
     /bullet/  The desired timing of the trade;
     /bullet/ The activity existing and expected in the market for the particular security;
     /bullet/ The quality of the execution, clearance and settlement services; /bullet/ Financial stability;
     /bullet/ The existence of actual or apparent operational problems of any broker or dealer; and
     /bullet/  Research products and services provided.

    In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

     /bullet/ Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

     /bullet/ Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

     /bullet/ Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

     /bullet/ Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

       Most of the brokers and dealers used by the Fund's sub-advisers provide research and other services described above.

       A sub-adviser may use research products and services in servicing other accounts in addition to the Funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

       When a Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

       A sub-adviser may also consider the sale or recommendation of a Fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of IMI, ISI or the sub-adviser, including DST Securities, Inc., or Fred Alger & Company, Incorporated. It is anticipated that Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the Aggressive Growth Fund's broker in effecting substantially all of the Aggressive Growth Fund's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission ("SEC"). A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Funds' Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness. For the fiscal year ended October 31, 1998, the Aggressive Growth Fund paid the following commissions to Fred Alger & Company, Incorporated:



      -------------------------------------------------------------------- --------------
      COMMISSIONS PAID:
      -------------------------------------------------------------------- --------------
      Fiscal 1998                                                          $
      -------------------------------------------------------------------- --------------
      Fiscal 1998 Percentages:                                                         %
        Commissions with affiliates to total commissions
      -------------------------------------------------------------------- --------------
      Value of brokerage transactions with affiliates to value of total                %
      brokerage transactions
      -------------------------------------------------------------------- --------------



      As of October 31, 1998, the Balanced Fund owned $_______ of the common stock of Charles Schwab and Company, Inc. Charles Schwab and Company, Inc. is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the Balanced Fund during the fiscal year ended October 31, 1998.

       As of October 31, 1998, the Strategic Total Return Fund owned a total of $ of the common stock of Merrill Lynch and Company, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the Strategic Total Return Fund during fiscal year ended October 31, 1998.



                                                     BROKERAGE COMMISSIONS

--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
   BROKERAGE COMMISSIONS PAID      AGGRESSIVE   INTERNATIONAL    CAPITAL
(including Affiliated Brokerage)     GROWTH        EQUITY      APPRECIATION    GLOBAL      GROWTH     C.A.S.E.   VALUE EQUITY
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
October 31, 1998                       $               $           $           $          $             $             $
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
October 31, 1997                       $79,346         $6,337      $108,748    $119,665   $1,301,654    $34,840       $10,553
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
October 31, 1996                        $5,156            N/A       $14,114      $9,638      $34,732     $3,469           N/A
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
September, 1996                        $43,591            N/A      $109,526    $109,328     $314,230    $50,714           N/A
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
AFFILIATED BROKERAGE PAID
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
October 31, 1998                       $               $           $           $           $            $             $
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
October 31, 1997                       $78,761             --            --          --           --         --            --
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
October 31, 1996                        $4,711            N/A            --          --           --         --           N/A
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------
September, 1996                        $42,819            N/A            --          --           --         --           N/A
--------------------------------- ------------- -------------- ------------- ----------- ------------ ---------- -------------

---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------

BROKERAGE COMMISSIONS PAID           STRATEGIC       TACTICAL                       FLEXIBLE
(including Affiliated Brokerage)    TOTAL RETURN       ASSET        BALANCED         INCOME       INCOME PLUS     TAX-EXEMPT
                                                    ALLOCATION
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
October 31, 1998                          $              $              $              $               $               $
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
October 31, 1997                          $26,187        $48,786        $42,482        $101,213             --              --
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
October 31, 1996                           $2,089         $2,800         $1,291             ---             --              --
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
September, 1996                           $16,340        $34,335        $37,881         $27,515             --              --
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------

AFFILIATED BROKERAGE PAID
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
October 31, 1998
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
October 31, 1997                               --             --             --              --             --              --
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
October 31, 1996                               --             --             --              --             --              --
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------
September, 1996                                --             --             --              --             --              --
---------------------------------- --------------- -------------- -------------- --------------- -------------- ---------------



      During the fiscal year ended October 31, 1998, Growth, Global, Balanced, Capital Appreciation, Strategic Total Return, Tactical Asset Allocation, C.A.S.E., Value Equity and International Equity Funds had transactions in the amounts of $____ , $____ , $____ , $____ , $____ , $____ , $____ , $____ and
$____ , respectively, which resulted in brokerage commission of $____ , $____ , $____ , $____ , $____ , $____ , $____ , $____ and $____ , respectively, that were directed to brokers for brokerage and research services provided.

                              TRUSTEES AND OFFICERS

           The Fund is run by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each Fund are managed by investment advisers and sub-advisors, and by Fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the Funds' assets by the investment advisers and sub-advisers. Information about the Trustees and officers of the Fund is as follows:

----------
Peter R. Brown
1475 Belcher Road South
Largo, FL  33771
05/10/28

Trustee of IDEX Mutual Funds; Director of WRL Series Fund, Inc. (investment company); Chairman of the Board of Peter Brown Construction Co., Largo, FL (construction, contractors and engineers); Rear Admiral (Retired), U.S. Navy Reserve, Civil Engineer Corps.


----------
Daniel Calabria
7068 S. Shore Drive S.
South Pasadena, FL  33707-4605
03/05/36


Trustee of IDEX Mutual Funds; Trustee (1993 - present) and President (1993 -
1995) of The Florida Tax Free Funds (mutual funds); Director (1996 - present) of ASM Fund (mutual fund); currently retired; formerly President and Director
(1995) of Sun Chiropractic Clinics, Inc. (medical services); Executive Vice President (1993 - 1995) of William R. Hough & Co. (investment adviser, municipal bond and underwriting firm); President/CEO (1986 - 1992) of Templeton Funds Management, Inc. (investment advisers); and Vice President (1986 - 1992) of all U.S. Templeton Funds (mutual funds).


---------
James L. Churchill
12 Lavington Road
Long Cove
Hilton Head, SC  29928
05/07/30

Trustee of IDEX Mutual Funds; currently retired 1990 to present.

---------
Thomas E. Pierpan(2)
10/18/43


Vice President, Associate General Counsel and Secretary (December 1997 - present), of IDEX Mutual Funds; Vice President, Associate General Counsel and Secretary (December 1997 - present), Assistant Secretary (March 1995 - December
1997) of WRL Series Fund, Inc. (investment company); Assistant Vice President, Counsel and Assistant Secretary of InterSecurities, Inc. (November 1997 - present) (broker-dealer); Vice President (November 1993 - present), Associate General Counsel (February 1995 - present) and Assistant Secretary (February 1995
- present), Assistant Vice President (November 1992 - November 1993) Western Reserve Life Assurance Co. of Ohio (life insurance).

----------
Charles C. Harris
35 Winston Drive
Clearwater, FL  33756
07/15/30


Trustee of IDEX Mutual Funds; Director (March 1994 - present) of WRL Series Fund, Inc. (investment company); currently retired (1988 - present).

---------
G. John Hurley(2)
09/12/48


President and Chief Executive Officer (September 1990 to present) and Trustee (June 1990 to present) of IDEX Mutual Funds; Executive Vice President (June 1993 to present) and Director (March 1994 to present) of WRL Series Fund, Inc. (investment company); President, Chief Executive Officer and Director (May 1988 to present) of InterSecurities, Inc. (broker-dealer); President (September 1992 to present) of ISI Insurance Agency, Inc.; Executive Vice President (April 1993 to present) of Western Reserve Life Assurance Co. of Ohio (life insurance); President, Chief Executive Officer and Director (September 1990 to present) and Executive Vice President and Director (May 1988 to September 1990) of Idex Management, Inc. (investment adviser); President and Director (May 1988 to present) of Idex Investor Services, Inc. (transfer agent).


----------
John R. Kenney(2)
02/08/38


Trustee (1987 to present) and Chairman (December 1989 to present), of IDEX Mutual Funds; Chairman of the Board (1986 to present) of WRL Series Fund, Inc. (investment company); Director (December 1990 to present) of Idex Management, Inc. (investment adviser); Chairman (1988 to present) and Director (1985 to present) of InterSecurities, Inc. (broker-dealer); Director (October 1992 to present) of ISI Insurance Agency, Inc.; Chairman, President and Chief Executive Officer (1992 to present) of Western Reserve Life Assurance Co. of Ohio (life insurance); Senior Vice President (May 1992 to present) of AEGON USA, Inc. (financial services holding company). Mr. Kenney is also the brother-in-law of Jack Zimmerman, a trustee of the Fund.


---------
Julian A. Lerner
One Spurling Plaza, Suite 208
12850 Spurling Road
Dallas, TX  75230
11/12/24


Trustee of IDEX Mutual Funds; currently retired; Trustee of American Skandia Trust; Director of American Skandia Advisory Funds; Trustee of American Skandia Master Trust; Director of Atlas Assets, Inc. (mutual fund); Trustee of Atlas Insurance Trust (variable annuity); formerly Investment Consultant (1995 - 1996) and Sr. Vice President (1987 - 1995) of Aim Capital Management (investment adviser).


---------
Thomas R. Moriarty(2)
05/03/51


Senior Vice President (March 1995 to present), Treasurer and Principal Financial Officer (December 1996 to present) and Vice President and Principal Accounting Officer (November 1990 to March 1995) of IDEX Mutual Funds; Senior Vice President (June 1991 to present) of InterSecurities, Inc. (broker-dealer); Senior Vice President (September 1992 to present) of ISI Insurance Agency, Inc.; President (November 1990 to present) of PW Securities, Inc. (broker-dealer); Senior Vice President (June 1991 to present) of Idex Investor Services, Inc. (transfer agent); Vice President (November 1990 to present) of Idex Management, Inc. (investment adviser); Vice President (June 1993 to present) of Western Reserve Life Assurance Co. of Ohio (life insurance).

----------
Christopher G. Roetzer(2)
01/11/63


Vice President, Assistant Treasurer and Principal Accounting Officer (March 1997 to Present); Principal Accounting Officer (March 1995 to March 1997) and Assistant Vice President (November 1990 to March 1997) of IDEX Mutual Funds; Assistant Vice President and Controller (May 1988 to present) of InterSecurities, Inc. (broker-dealer); Assistant Vice President (September 1992 to present) of ISI Insurance Agency, Inc.; Assistant Vice President and Controller (May 1988 to present) of Idex Investor Services, Inc. (transfer agent); Assistant Vice President (November 1990 to present) of Idex Management, Inc. (investment adviser).


---------
William W. Short, Jr.
12420 73rd Court
Largo, FL  33773
02/25/36


Trustee of IDEX Mutual Funds; President and sole shareholder of Shorts, Inc. (men's retail apparel); Chairman of Southern Apparel Corporation and S.A.C. Apparel Corporation and S.A.C. Distributors (nationwide wholesale apparel distributors), Largo, Florida; Member of Advisory Board of Barnett Banks of Pinellas County; Trustee of Morton Plant Hospital Foundation; former Chairman of Advisory Board of First Florida Bank, Pinellas County, Florida.


---------
Jack E. Zimmerman
507 Saint Michel Circle
Kettering, OH  45429
02/03/28


Trustee of IDEX Mutual Funds; Director (1987 to present), Western Reserve Life Assurance Co. of Ohio (life insurance); currently retired; formerly, Director, Regional Marketing (September 1986 to January 1993) Martin Marietta Corporation, Dayton (aerospace industry).


------------------
(1) The principal business address of each person listed, unless otherwise indicated, is P.O. Box 9015, Clearwater, FL 33758-9015.

(2)  Interested Person (as defined in the 1940 Act) of the Fund.


      The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, IMI or their affiliates. Disinterested Trustees (I.E., Trustees who are not affiliated with ISI, IMI or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $13,000 from the Funds, of which the Funds pay a pro rata share allocable to each Fund based on the relative assets of the Fund; plus (b) $2,250 and incidental expenses per meeting attended. Three of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. Each Audit Committee member receives a total of $250 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $500 per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of IMI or ISI are paid by IMI and/or ISI and not by the Funds.

      Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or WRL Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a Fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the Funds.

           The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 1998.


                               COMPENSATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
                                           AGGREGATE              PENSION OR RETIREMENT BENEFITS     TOTAL COMPENSATION PAID TO
                                       COMPENSATION FROM              ACCRUED AS PART OF FUND       TRUSTEES FROM FUND COMPLEX**
      NAME OF PERSON, POSITION         IDEX SERIES FUND *                    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
                                 FOR YEAR ENDING 10/31/98                 AS OF 10/31/98                      10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
       Peter R. Brown, Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
      Daniel Calabria, Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
   James L. Churchill, Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
    Charles C. Harris, Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
     Julian A. Lerner, Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
William W. Short, Jr., Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
    Jack E. Zimmerman, Trustee  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------
                         Total  $                                 $                                $
-----------------------------------------------------------------------------------------------------------------------------------

       Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ending October 31, 1998 were as follows: Peter R. Brown, $____ ; Daniel Calabria, $____ ; James L. Churchill, $____ ; and Jack E. Zimmerman, $____ .

** The Fund Complex consists of IDEX Mutual Fund (including IDEX Fund and IDEX Fund 3 prior to their reorganization into IDEX Mutual Funds on September 20, 1996) and WRL Series Fund, Inc.



           The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Funds in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Funds. While serving as such, a trustee emeritus is entitled to receive from the Funds an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.

           The Funds have an executive committee whose members currently are John R. Kenney, G. John Hurley and Peter R. Brown. The executive committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.

           During the fiscal year ended October 31, 1998, the Fund paid $____ in trustees fees and expenses, and no trustee emeritus fees or expenses. As of January 30, 1999, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the Aggressive Growth, International Equity, Capital Appreciation, Global, Growth, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Balanced, Flexible Income, Income Plus and Tax-Exempt Funds.

                               PURCHASE OF SHARES

           As stated in the Prospectus, each Fund offers investors a choice of three classes of shares. (The Growth Fund also includes a fourth class, Class T shares, which are not available for new investors.) Class A, Class B or Class C shares of a Fund can be purchased through ISI or through broker-dealers or other financial institutions that have sales agreements with ISI. Shares of each Fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the Funds. (The applicable sales charge is added in the case of Class A and Class T shares.) The Prospectus contains detailed information about the purchase of Fund shares.

                               DISTRIBUTION PLANS

           As stated in the Prospectus under "Investment Advisory and Other Services," each Fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B and Class C shares of the Fund. CLASS T SHARES OF THE GROWTH FUND ARE NOT SUBJECT TO ANNUAL DISTRIBUTION AND SERVICE FEES.

           In determining whether to approve the Distribution Plan and the Distribution Agreement, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plan and Distribution Agreement. The Trustees were informed by representatives of ISI that reimbursements of distribution-related expenses by the Fund under the Distribution Plan would provide incentives to ISI to establish and maintain an enhanced distribution system whereby new investors will be attracted to the Funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the Funds. In turn, increased sales are expected to lead to an increase in the Fund's net asset levels, which would enable the Funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the Funds, for net inflows of cash from new sales may enable the Fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

           Under the Plans for Class A shares (the "Class A Plans"), a Fund may pay ISI an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a Fund's Class A shares; however, to the extent that a Fund pays service fees, the amount which a Fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a Fund's Class A shares.

           Under the Plans for Class B shares (the "Class B Plans"), a Fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the Fund's Class B shares.

           Under the Plans for Class C shares (the "Class C Plans"), a Fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the Fund's Class C shares; however, the total fee payable pursuant to the Class C Plan may not on an annualized basis, exceed 0.90% of the average daily net assets of the Fund's Class C shares.


           ISI may use the fees payable under the Class A, Class B and Class C Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B or Class C shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:

           /bullet/ Compensation to employees of ISI;
           /bullet/ Compensation to and expenses of ISI and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;
           /bullet/ The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and
           /bullet/ The cost of preparing, printing and distributing sales literature and advertising materials.

           Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by ISI of the amounts expended by ISI in distributing and servicing Class A, Class B or Class C shares of the Funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.


           A Plan may be terminated as to a class of shares of a Fund at any time by vote of a majority of the non-interested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the non-interested Trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto ("non-interested Trustees"), cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a Fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Funds' Trustees, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.


                                DISTRIBUTION FEES

           Distribution related expenses incurred by ISI for the fiscal year ended October 31, 1998 are listed in the table below. These expenses have been partially reimbursed to ISI by a 12b-1 arrangement with the Funds.


                             ------------------------------------------------------------------------------------------------------
                                  AGGRESSIVE GROWTH        INTERNATIONAL EQUITY      CAPITAL APPRECIATION             GLOBAL
                             ------------------------------------------------------------------------------------------------------
                                 A        B        C       A        B        C        A        B       C        A       B        C
                              SHARES    SHARES   SHARES  SHARES   SHARES   SHARES   SHARES  SHARES   SHARES  SHARES   SHARES  SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                  $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------
Printing/mailing
   Prospectuses to other
than current Shareholders    $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------
Compensation to underwriters $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------
Compensation to dealers      $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------
Compensation to sales        $         $        $       $        $        $        $        $       $        $       $        $
personnel
-----------------------------------------------------------------------------------------------------------------------------------
Interest or other finance    $         $        $       $        $        $        $        $       $        $       $        $
charges
-----------------------------------------------------------------------------------------------------------------------------------
Travel                       $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------
Office Expenses              $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Processing    $         $        $       $        $        $        $        $       $        $       $        $
Costs
-----------------------------------------------------------------------------------------------------------------------------------
           TOTAL             $         $        $       $        $        $        $        $       $        $       $        $
-----------------------------------------------------------------------------------------------------------------------------------



                             -------------------------------------------------------------------------------------------------------
                                      GROWTH*                    C.A.S.E.                VALUE EQUITY        STRATEGIC TOTAL RETURN
                             -------------------------------------------------------------------------------------------------------
                                 A       B        C        A        B        C        A        B       C       A        B        C
                              SHARES   SHARES   SHARES  SHARES   SHARES    SHARES   SHARES  SHARES  SHARES   SHARES   SHARES  SHARES
------------------------------------------------------------------------------------------------------------------------------------
Advertising                  $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
Printing/mailing
   Prospectuses to other
than current shareholders    $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
Compensation to underwriters $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
Compensation to dealers      $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
Compensation to sales        $        $        $        $       $         $        $        $       $       $        $        $
personnel
------------------------------------------------------------------------------------------------------------------------------------
Interest or other finance    $        $        $        $       $         $        $        $       $       $        $        $
charges
------------------------------------------------------------------------------------------------------------------------------------
Travel                       $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
Office Expenses              $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------
Administrative Processing    $        $        $        $       $         $        $        $       $       $        $        $
Costs
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                        $        $        $        $       $         $        $        $       $       $        $        $
------------------------------------------------------------------------------------------------------------------------------------



                             -------------------------------------------------------------------------------------------------------
                              TACTICAL ASSET ALLOCATION           BALANCED              FLEXIBLE INCOME            INCOME PLUS
                             -------------------------------------------------------------------------------------------------------
                                 A        B        C        A        B        C        A        B       C       A        B       C
                              SHARES    SHARES   SHARES  SHARES   SHARES    SHARES   SHARES  SHARES  SHARES   SHARES  SHARES  SHARES
------------------------------------------------------------------------------------------------------------------------------------
Advertising                  $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------
Printing/mailing
   Prospectuses to other
than current Shareholders    $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------
Compensation to underwriters $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------
Compensation to dealers      $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------
Compensation to sales        $         $        $        $       $         $        $        $       $       $        $       $
personnel
------------------------------------------------------------------------------------------------------------------------------------
Interest or other finance    $         $                 $       $         $        $        $       $       $        $       $
charges
------------------------------------------------------------------------------------------------------------------------------------
Travel                       $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------
Office Expenses              $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------
Administrative Processing    $         $        $        $       $         $        $        $       $       $        $       $
Costs
------------------------------------------------------------------------------------------------------------------------------------
           TOTAL             $         $        $        $       $         $        $        $       $       $        $       $
------------------------------------------------------------------------------------------------------------------------------------

                                                   ---------------------------
                                                           TAX-EXEMPT
                                                   ---------------------------
                                                      A        B        C
                                                    SHARES   SHARES   SHARES
                   -----------------------------------------------------------
                   Advertising                     $        $        $
                   -----------------------------------------------------------
                   Printing/mailing
                      Prospectuses to other than
                      current Shareholders         $        $        $
                   -----------------------------------------------------------
                   Compensation to underwriters    $        $        $
                   -----------------------------------------------------------
                   Compensation to dealers         $        $        $
                   -----------------------------------------------------------
                   Compensation to sales personnel $        $        $
                   -----------------------------------------------------------
                   Interest or other finance       $        $        $
                   charges
                   -----------------------------------------------------------
                   Travel                          $        $        $
                   -----------------------------------------------------------
                   Office Expenses                 $        $        $
                   -----------------------------------------------------------
                   Administrative Processing Costs $        $        $
                   -----------------------------------------------------------
                                TOTAL              $        $        $
                   -----------------------------------------------------------

           * Class T shares of the Growth Fund are not subject to annual distribution and service fees.


           No expenses are listed for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or Small Cap Frontier Funds as these Funds commenced operations March 1, 1999.

                          NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of a Fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the Fund; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares of that Fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a Fund is determined by dividing the total value of the Fund's securities, receivables and other assets allocable to that class by the total number of shares outstanding of that class. The public offering price of a Class A, Class B, Class C or Class T share of a Fund is the net asset value per share plus, the applicable sales charge in the case of Class A or Class T shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a Fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith. (No information is included in the chart below for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or Small Cap Frontier Funds as these Funds commenced operations March 1, 1999.)


                                               OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------------------------
                                   NET ASSET VALUE PER SHARE        ADD MAXIMUM      AMOUNT OF SALES
    AS OF OCTOBER 31, 1998      (NET ASSETS SHARES OUTSTANDING)       SELLING             CHARGE
                                                                    COMMISSIONS
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH
                                                                                                         OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                                     % $
                       Class C $                                                                     % $
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                                     % $
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
GROWTH
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
                       Class T $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
C.A.S.E.
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
TACTICAL ASSET ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
BALANCED
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
INCOME PLUS
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT
---------------------------------------------------------------------------------------------------------------------------------
                       Class A $                                                  %                  % $
                       Class B $                                                  %                  % $
                       Class C $                                                  %                  % $
---------------------------------------------------------------------------------------------------------------------------------

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      An investor may choose among several options with respect to dividends and capital gain distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the Prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B and Class C shares of a Fund are anticipated to be lower than the per share income dividends on Class A shares of that Fund, (and Class T shares of the Growth Fund) as a result of higher distribution and service fees applicable to the Class B and Class C shares.

                              SHAREHOLDER ACCOUNTS

      Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the Prospectus.

                                RETIREMENT PLANS

      The Funds offer several types of retirement plans that an investor may establish to invest in shares of a Fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. Investors Fiduciary Trust Company ("IFTC"), Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of IFTC and your combined retirement account balances per taxpayer ID number are more than $50,000, there is generally no fee. Shares of a Fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. The Tax Exempt Fund is not well-suited as an investment vehicle for tax-deferred retirement plans which cannot benefit from tax-exempt income and whose distributed earnings are taxable to individual recipients as ordinary income. To receive additional information or forms on these plans, please call IDEX Customer Service at (888) 233-4339 (toll free) or write the Idex Investor Services, Inc. at P. O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                              REDEMPTION OF SHARES

      Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's net assets at the time of redemption. CLASS B SHARES, CLASS C SHARES PURCHASED AFTER FEBRUARY 28, 1999 AND CERTAIN CLASS A SHARE PURCHASES ARE ALSO SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE UPON CERTAIN REDEMPTIONS. THE PROSPECTUS DESCRIBES THE REQUIREMENTS AND PROCEDURES FOR THE REDEMPTION OF SHARES.

      Shares will normally be redeemed for cash, although each Fund retains the right to redeem its shares in-kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Funds will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in-kind, shareholders may appeal the valuation of such securities by writing to the Funds.

      Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

      The Contingent Deferred Sales Charge ("CDSC") is waived on redemptions of Class B and Class C shares in the circumstances described below:

     (a)     REDEMPTION UPON TOTAL DISABILITY OR DEATH

     The Fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a Class B or C shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The Transfer Agent or Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

     (b)     REDEMPTION PURSUANT TO A FUND'S SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in the Fund. Under the Plan, a dollar amount of a participating shareholder investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds paid in accordance with shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC will be waived on redemptions made under the Plan subject to the limitations described below.

     The amount of a shareholder's investment in a Fund at the time election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically redeemed from a Fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The Funds reserve the right to change the terms and conditions of the Plan and the ability to offer the Plan.

     (c)     REINVESTMENT PRIVILEGE

     The CDSC is also waived on redemption of Class B or C shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another IDEX Fund within 90 days after redemption.

     (d)     CERTAIN RETIREMENT PLAN WITHDRAWALS

     The Fund will waive the CDSC on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax- sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account (E.G., attainment of age 59-1/2, separation from service, death, disability, loans, hardships, withdrawals of excess contributions pursuant to applicable IRS rules or withdrawals based on life expectancy under applicable IRS rules). This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.

                                     TAXES

         Each Fund has qualified, and intends to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from futures contracts) derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or futures contracts that were held for less than three months (the "Short-Short Limitation") (however, this requirement has been repealed for tax years beginning after August 5, 1997); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

         A Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

         If the Tax-Exempt Fund invests in any instruments that generate taxable income, distributions of the interest earned thereon will be taxable to that Fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if that Fund realizes capital gains as a result of market transactions, any distributions of that gain also will be taxable to its shareholders.

         Proposals may be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of municipal securities for investment by the Tax-Exempt Fund and the value of its portfolio securities would be affected. In that event, the Tax-Exempt Fund will re-evaluate its investment objective and policies.

         Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Global Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it.

         Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to: (1) include in gross income, and treat as paid by him, his proportionate share of those taxes; (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources; and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Global Fund will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

         Each Fund, except the Tax-Exempt Fund, may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss). This will occur even if they are not distributed to the Fund and those amounts would be subject to the distribution requirements described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of foreign currencies that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if the securities are held for less than three months; however, the Short-Short Limitation has been repealed for federal tax purposes for tax years beginning after August 5, 1997. In states where the limitation has not been formally repealed, such as California and Massachusetts, the states have indicated that they will not enforce the limitation for tax years beginning after August 5, 1997.

         If a Fund satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as an RIC.

         The treatment of income dividends and capital gain distributions by a Fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a Fund's management or of its investment policies and practices by any governmental authority.

         Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                             PRINCIPAL SHAREHOLDERS

         To the knowledge of the Funds, as of January 30, 1999, no shareholder owned beneficially or of record 5% or more of the outstanding shares of beneficial interest of each of the Aggressive Growth, International Equity, Capital Appreciation, Global, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Balanced, Flexible Income or Tax-Exempt Funds, with the following exceptions: Patrick J. Logue was record owner of approximately 5% of the Balanced Fund, and ISI owned beneficially or of record approximately 6% of the C.A.S.E. Fund and 23% of the International Equity Fund. As of January 30, 1999, certain affiliates of ISI and AEGON Management were the record owners of shares of beneficial interest of the Income Plus Fund, as follows: AUSA Life Insurance Company owned approximately ___%, and Bankers United Life Assurance Company owned approximately ___%. As of January 30, 1999, State Street Bank and Trust Company as Trustee for the ConAgra Retirement Income Savings Plan, Boston, Massachusetts, owned approximately 9% of the outstanding shares of beneficial interest of the Growth Fund.

                                  MISCELLANEOUS

ORGANIZATION

         Each Fund is a series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

         On October 1, 1993, in a tax-free reorganization, the Flexible Income Fund acquired all of the assets and assumed all of the liabilities of IDEX Total Income Trust ("IDEX Total") in exchange for shares of the Flexible Income Fund which were then distributed to IDEX Total shareholders. All historical financial and performance information set forth in this Statement of Additional Information relates to IDEX Total prior to the date it was reorganized into the Flexible Income Fund.

         On September 20, 1996 in a tax-free reorganization, IDEX Growth Fund (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Growth Fund which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999.


SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust permits the Funds to issue an unlimited number of shares of beneficial interest. Shares of the Funds are fully paid and nonassessable when issued. Shares of the Funds have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Funds are fully transferable but the Funds are not bound to recognize any transfer until it is recorded on the books.

         The shares of beneficial interest of each Fund are divided into three classes, Class A, Class B and Class C shares; the Growth Fund includes a fourth class, Class T shares. Each class represents interests in the same assets of the Fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge; Class B shares are subject to a contingent deferred sales charge, or back-end load, at a declining rate; Class C shares are subject to an initial sales charge and are subject to a contingent deferred sales charge if redeemed within 18 months of purchase; Class B and Class C shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Class T shares of the Growth Fund are subject to an initial sales charge, but no annual distribution and service fees. Class T shares are NOT available to new investors; only existing Class T shareholders (who were shareholders of IDEX Fund or IDEX Fund 3 on September 20, 1996) may purchase additional Class T shares. The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

         The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Funds. Vacancies may be filled by majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Funds, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Funds' bylaws or the Trustees.

LEGAL COUNSEL AND AUDITORS

         Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Funds and certain of its affiliates. PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent accountants for the Funds.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectuses for the Funds do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Funds have filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                             PERFORMANCE INFORMATION

         Quotations of average annual total return for a particular class of shares of a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                 P(1 + T)N = ERV

(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of each Fund's expenses on an annual basis, and assume that the maximum sales load (Class A and Class T shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares.



                           AVERAGE ANNUAL TOTAL RETURN

  ---------------------------------------------------------------------------------------------------------------------------------
  AS OF OCTOBER 31, 1998                            AGGRESSIVE GROWTH         INTERNATIONAL EQUITY        CAPITAL APPRECIATION
                                                          CLASS                       CLASS                       CLASS
  ---------------------------------------------------------------------------------------------------------------------------------
                                                  A         B        C        A         B        C        A         B        C
  ---------------------------------------------------------------------------------------------------------------------------------
  INCEPTION DATE                               12/02/94  10/01/95 12/02/94 02/01/97  02/01/97 02/01/97 12/02/94  10/01/95 12/02/94
  ---------------------------------------------------------------------------------------------------------------------------------
  SALES CHARGE                                    5.50%         *       --    5.50%         *       --    5.50%         *       --
  ---------------------------------------------------------------------------------------------------------------------------------
  12B-1 FEE                                       0.35%     1.00%    0.90%    0.35%     1.00%    0.90%    0.35%     1.00%    0.90%
  ---------------------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN INCLUDING SALES CHARGEs:
  ---------------------------------------------------------------------------------------------------------------------------------
               1 year                                 %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               5 years                                %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               10 years                               %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               Inception                              %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
  ---------------------------------------------------------------------------------------------------------------------------------
               1 year                                 %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               5 years                                %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               10 years                               %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               Inception                              %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
  CUMULATIVE TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
  ---------------------------------------------------------------------------------------------------------------------------------
               1 year                                 %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               5 years                                %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               10 years                               %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------
               Inception                              %         %        %        %         %        %        %         %        %
  ---------------------------------------------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------------------------------
         AS OF OCTOBER 31, 1998                                        GLOBAL                           GROWTH
                                                                        CLASS                            CLASS
         ----------------------------------------------------------------------------------------------------------------------
                                                                 A        B        C         A        B        C         T
         ----------------------------------------------------------------------------------------------------------------------
         INCEPTION DATE                                       10/01/92 10/01/95 10/01/93  05/08/86 10/01/95 10/01/93   9/20/96
         ----------------------------------------------------------------------------------------------------------------------
         SALES CHARGE                                            5.50%        *       --     5.50%        *       --     8.50%
         ----------------------------------------------------------------------------------------------------------------------
         12B-1 FEE                                               0.35%    1.00%    0.90%     0.35%    1.00%    0.90%        0%
         ----------------------------------------------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN INCLUDING SALES Charges:
         ----------------------------------------------------------------------------------------------------------------------
                  1 year                                             %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  5 years                                            %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  10 years                                           %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  Inception                                          %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
         ----------------------------------------------------------------------------------------------------------------------
                  1 year                                             %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  5 years                                            %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  10 years                                           %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  Inception                                          %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
         CUMULATIVE TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
         ----------------------------------------------------------------------------------------------------------------------
                  1 year                                             %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  5 years                                            %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  10 years                                           %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------
                  Inception                                          %        %        %         %        %        %         %
         ----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
AS OF OCTOBER 31, 1998                       C.A.S.E.                     VALUE EQUITY              STRATEGIC TOTAL RETURN
                                              CLASS                          CLASS                           CLASS
--------------------------------------------------------------------------------------------------------------------------------
                                      A         B         C          A         B          C         A          B         C
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                     02/01/96   2/01/96    2/01/96  02/01/97   02/01/97  02/01/97   12/02/94  10/01/95   12/02/94
--------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                          5.50%         *         --     5.50%          *        --      5.50%         *         --
--------------------------------------------------------------------------------------------------------------------------------
12B-1 FEE                             0.35%     1.00%      0.90%     0.35%      1.00%     0.90%      0.35%     1.00%      0.90%
--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN INCLUDING SALES CHARGEs:
--------------------------------------------------------------------------------------------------------------------------------
         1 year                           %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         5 years                          %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         10 years                         %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         Inception                        %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
--------------------------------------------------------------------------------------------------------------------------------
         1 year                           %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         5 years                          %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         10 years                         %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         Inception                        %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
--------------------------------------------------------------------------------------------------------------------------------
         1 year                           %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         5 years                          %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         10 years                         %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------
         Inception                        %         %          %         %          %         %          %         %          %
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                      TACTICAL ASSET                 BALANCED                 FLEXIBLE INCOME
      AS OF OCTOBER 31, 1998                            ALLOCATION                     CLASS                       CLASS
                                                           CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                   A        B        C         A        B        C         A        B        C
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                  10/01/95 10/01/95 10/01/95  12/02/94 10/01/95 12/02/94  06/29/87 10/01/95 10/01/93
-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                                       5.50%        *       --     5.50%        *       --     4.75%        *       --
-----------------------------------------------------------------------------------------------------------------------------------
12B-1 FEE                                          0.35%    1.00%    0.90%     0.35%    1.00%    0.90%     0.35%    1.00%    0.90%
-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN INCLUDING
  SALES CHARGE:
-----------------------------------------------------------------------------------------------------------------------------------
         1 year                                        %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         5 years                                       %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         10 years                                      %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         Inception                                     %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN WITHOUT DEDUCTION
  OF SALES CHARGE:
-----------------------------------------------------------------------------------------------------------------------------------
         1 year                                        %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         5 years                                       %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         10 years                                      %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         Inception                                     %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN WITHOUT DEDUCTION
  OF SALES CHARGE:
-----------------------------------------------------------------------------------------------------------------------------------
         1 year                                        %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         5 years                                       %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         10 years                                      %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------
         Inception                                     %        %        %         %        %        %         %        %        %
-----------------------------------------------------------------------------------------------------------------------------------



             -------------------------------------------------------------------------------------------------------------
                   AS OF OCTOBER 31, 1998                                  INCOME PLUS                 TAX-EXEMPT
                                                                              CLASS                       CLASS
             -------------------------------------------------------------------------------------------------------------
                                                                     A        B         C        A        B         C
             -------------------------------------------------------------------------------------------------------------
                   INCEPTION DATE                                 06/14/85 10/01/95  10/01/93 04/01/85 10/01/95  10/01/93
             -------------------------------------------------------------------------------------------------------------
                   SALES CHARGE                                     4.75%        *        --    4.75%        *        --
             -------------------------------------------------------------------------------------------------------------
                   12B-1 FEE                                        0.35%    1.00%     0.90%    0.35%    1.00%     0.60%
             -------------------------------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN INCLUDING
                   SALES CHARGEs:
             -------------------------------------------------------------------------------------------------------------
                          1 year                                        %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          5 years                                       %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          10 years                                      %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          Inception                                     %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
             -------------------------------------------------------------------------------------------------------------
                          1 year                                        %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          5 years                                       %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          10 years                                      %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          Inception                                     %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                   CUMULATIVE TOTAL RETURN WITHOUT DEDUCTION OF SALES CHARGE:
             -------------------------------------------------------------------------------------------------------------
                          1 year                                        %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          5 years                                       %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          10 years                                      %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------
                          Inception                                     %        %         %        %        %         %
             -------------------------------------------------------------------------------------------------------------

  * The deferred sales charge on redemption of Class B shares is 5% during the first year, 4% during the second year, 3% during the third year, 2% during the fourth year, 1% during the fifth and sixth years and 0% during the seventh year and later. The Class C shares are subject to a 1% contingent deferred sales charge.

 ** Performance of Class T Shares of the Growth Fund is based on the historical performance of IDEX Fund from its inception on June 4, 1985 until the reorganization of IDEX Fund and IDEX Fund 3 into Class T Shares of IDEX Series Fund Growth Fund on September 20, 1996; and the historical performance of Class T Shares of the Growth Fund thereafter.



         No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or Small Cap Frontier Funds as they did not commence operations until March 1, 1999.

         The current yield for a particular class of shares of each of the Flexible Income, Tax-Exempt, Income Plus, Balanced or Strategic Total Return Funds is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the Fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.



                               CURRENT YIELD
        ----------------------------------------------------------
        STRATEGIC TOTAL RETURN        30 DAY PERIOD ENDED
                                      10/31/98
        ----------------------------------------------------------
                             Class A               %
        ----------------------------------------------------------
                             Class B               %
        ----------------------------------------------------------
                             Class C               %
        ----------------------------------------------------------
        BALANCED
        ----------------------------------------------------------
                             Class A               %
        ----------------------------------------------------------
                             Class B               %
        ----------------------------------------------------------
                             Class C               %
        ----------------------------------------------------------
        FLEXIBLE INCOME
        ----------------------------------------------------------
                             Class A               %
        ----------------------------------------------------------
                             Class B               %
        ----------------------------------------------------------
                             Class C               %
        ----------------------------------------------------------
        INCOME PLUS
        ----------------------------------------------------------
                             Class A               %
        ----------------------------------------------------------
                             Class B               %
        ----------------------------------------------------------
                             Class C               %
        ----------------------------------------------------------



         The tax equivalent yield of the Tax-Exempt Fund is computed by dividing that portion of the yield (as computed above) which is tax-exempt by one minus an assumed tax rate of 28% and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. The tax equivalent yield of the Tax-Exempt Fund's Class A, Class B and Class C shares based on a 30-day period ended October 31, 1998 was %, % and %, respectively.

         From time to time in advertisements or sales material, a Fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as WALL STREET JOURNAL, BOSTON GLOBE, NEW YORK TIMES, LOS ANGELES TIMES, CHRISTIAN SCIENCE MONITOR, USA TODAY, TAMPA TRIBUNE, ST. PETERSBURG TIMES, FINANCIAL TIMES, HARTFORD CURRENT, INTERNATIONAL HERALD TRIBUNE, INVESTOR'S BUSINESS DAILY, BOSTON HERALD, WASHINGTON POST, KIPLINGER'S WASHINGTON LETTER, KIPLINGER'S TAX REPORT, KIPLINGER'S PERSONAL FINANCE MAGAZINE, BARRON'S, BUSINESS WEEK, FINANCIAL SERVICES WEEK, NATIONAL UNDERWRITER, TIME, NEWSWEEK, PENSIONS & INVESTMENTS, U.S. NEWS AND WORLD REPORT, MORNINGSTAR MUTUAL FUND VALUES, ECONOMIST, BANK LETTER, BOSTON BUSINESS JOURNAL, RESEARCH RECOMMENDATIONS, FACS OF THE WEEK, MONEY, MODERN MATURITY, FORBES, FORTUNE, FINANCIAL PLANNER, AMERICAN BANKER, U.S. BANKER, ABA BANKING JOURNAL, INSTITUTIONAL INVESTOR (U.S./EUROPE), REGISTERED REPRESENTATIVE, INDEPENDENT AGENT, AMERICAN DEMOGRAPHICS, TRUSTS & ESTATES, CREDIT UNION MANAGEMENT, PERSONAL INVESTOR, NEW ENGLAND BUSINESS, BUSINESS MONTH, GENTLEMEN'S QUARTERLY, EMPLOYEE RESEARCH REPORT, EMPLOYEE BENEFIT PLAN REVIEW, ICI MUTUAL FUND NEWS, SUCCEED, JOHNSON CHARTS, WEISENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND QUARTERLY, FINANCIAL WORLD MAGAZINE, CONSUMER REPORTS, BABSON-UNITED MUTUAL FUND SELECTOR AND MUTUAL FUND ENCYCLOPEDIA (DEARBORN FINANCIAL PUBLISHING). A Fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A, Class B and Class T shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A and Class T shares or the contingent deferred sales charge applicable to Class B shares. In addition, a Fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A Fund may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods. The Funds or the Distributor may also from time to time in advertisements or sales material present tables or other information comparing tax-exempt yields to the equivalent taxable yields, whether with specific reference to the Tax-Exempt Fund or otherwise.


                              FINANCIAL STATEMENTS

         Audited Financial Statements for IDEX Aggressive Growth, International Equity, Capital Appreciation, Global, Growth, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Balanced, Flexible Income, Income Plus and Tax-Exempt Funds for the fiscal year ended October 31, 1998 are incorporated by reference from the Fund's Annual Report dated October 31, 1998. No information is included for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit or the Small Cap Frontier Funds as they did not commence operations until March 1, 1999.

                                   APPENDIX A

                CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST
I. MUNICIPAL OBLIGATIONS IN WHICH THE TAX-EXEMPT FUND MAY INVEST

A.   MUNICIPAL BONDS

     GENERAL INFORMATION. Municipal Bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works, and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. Other public purposes for which Municipal Bonds may be issued include the refunding of outstanding obligations, obtaining funds for general expenses and obtaining funds to lend to other public institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but are not supported by the issuer's power to levy general taxes. Most industrial development bonds are in this category.

     There are, of course, variations in the security of Municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of Municipal Bonds depend, among other things, upon general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligations and rating of the issue.

     INDUSTRIAL DEVELOPMENT BONDS AND PRIVATE ACTIVITY BONDS. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, such as airports or pollution control facilities. PABs generally are such bonds issued after August 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid thereon is exempt from federal income tax in the option of the bond counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed.

     PURCHASES ON "WHEN-ISSUED" OR "DELAYED DELIVERY" BASIS. Sometimes the Tax-Exempt Fund may buy Municipal Bonds on a "when-issued" or "delayed delivery" basis. This means that when it agrees to buy, the terms of the Bonds and the price it will pay are fixed, but it does not purchase and take delivery of the Bonds until a later date (the "settlement date"), which is usually within one month. The Tax-Exempt Fund pays no money and receives no interest before the settlement date. The commitment to purchase securities on a when-issued or delayed delivery basis involves the risk that the market value of such securities may fall below cost prior to the settlement date. While the Tax-Exempt Fund may sell the Municipal Bonds before the settlement date, it will ordinarily do so only for investment management reasons. Ordinarily, the Tax-Exempt Fund purchases Municipal Bonds that it has agreed to buy on a when-issued or delayed delivery basis. Gains or losses on sales prior to the settlement date are not tax-exempt.

     A Municipal Bond purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date. The Tax-Exempt Fund will direct the Fund's custodian to segregate cash, U.S. Government securities or other appropriate debt obligations owned by the Fund that are at least equal in value to the amount the Tax-Exempt Fund will have to pay on the settlement date. If necessary, additional assets will be placed in the account daily so that the value of the account will at least equal the Fund's purchase commitment.

     B.  MUNICIPAL NOTES

     The Tax-Exempt Fund may invest in the following types of Municipal Notes, subject to the quality requirements described in the Prospectus:

     PROJECT NOTES. Project notes ("PNs") are issued on behalf of local authorities at auctions conducted by the United States Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. PNs are backed by the full faith and credit of the Federal government through agreements with the local authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the PNs. Ordinarily, PNs are repaid by rolling over the notes or from the proceeds of new bonds or other securities which are issued to provide permanent financing.

     BOND ANTICIPATION NOTES. Bond anticipation notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     TAX ANTICIPATION NOTES. Tax anticipation notes ("TANs") are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     REVENUE ANTICIPATION NOTES. Revenue anticipation notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     CONSTRUCTION LOAN NOTES. Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

     BANK NOTES. Bank notes are notes issued by local governmental bodies and agencies as those described above to commercial banks as evidence of borrowings. Banks on occasion sell such notes to purchasers such as the Tax-Exempt Fund. The purposes for which the notes are issued vary, but bank notes are frequently issued to meet short-term working-capital or capital-project needs. These notes typically are redeemed with revenue from taxes or from long-term financing proceeds, and may have risks similar to the risks associated with TANs and RANs.

     C.  MUNICIPAL COMMERCIAL PAPER

     Municipal Commercial Paper (also called "short-term discount notes") represents short-term obligations of state and local governments and their agencies issued typically to meet seasonal working capital or interim construction financing requirements. Municipal Commercial Paper is often issued at a discount, with shorter maturities than Municipal Notes. Such obligations are repayable from general revenues of the issuer or refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending or note repurchase agreements, or other credit facility agreements offered by banks or other institutions.

     While the various types of Municipal Notes and Municipal Commercial Paper described above as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Tax-Exempt Fund may invest in such other types of notes to the extent permitted under its investment objective and policies. Such short-term obligations may be issued for different purposes and with different security than those mentioned above.

     D.  FLOATING RATE AND VARIABLE RATE OBLIGATIONS

     The Tax-Exempt Fund may purchase floating rate and variable rate obligations, including participation interests therein (see section E below). Investments in floating or variable rate securities normally will include IDBs which provide that the rate of interest is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that the Fund can demand payment of the obligation on short notice at par value plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have flexible rates that change whenever there is a change in the designated base interest rate. Frequently, such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor (i.e., the corporation utilizing the IDBs financing) or the bank, as the case may be, must be equivalent to the Municipal Obligation ratings required for purchases for the Tax-Exempt Fund.

     E.  PARTICIPATION INTERESTS

     The Tax-Exempt Fund may invest in participation interests purchased from banks in variable rate tax-exempt securities (such as IDBs) owned by the banks. A participation interest gives the purchaser an undivided interest in the tax-exempt security in the proportion that the Fund's participation interest bears to the total principal amount of the tax-exempt security, and permits demand repurchase as described in section D above. Participations are frequently backed by an irrevocable letter of credit or guarantee of the bank offering the participation which the sub-adviser, under the supervision of the Board of Trustees, has determined meets the prescribed quality standards for the Tax-Exempt Fund. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on 7 days' notice for all or any part of the Fund's participation interest in the tax-exempt security, plus accrued interest. The Fund intends to exercise its demand rights under the letter of credit only
(1) upon a default under the terms of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) upon a drop in the rating or the sub-adviser's evaluation of the underlying security. Banks charge a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the yield negotiated between the Fund and the bank at which the instruments were purchased by the Tax-Exempt Fund. The sub-adviser will monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Tax-Exempt Fund, including the IDBs supported by bank letters of credit or guarantee, on the basis of published financial information, reports or rating agencies and other bank analytical services. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

     Obligations of issuers of Municipal Bonds, Municipal Notes and Municipal Commercial Paper are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities' power to levy taxes. There is also the possibility that litigation or other conditions may materially affect the power or ability of an issuer to pay, when due, the principal of and interest on its Municipal Obligations.

II.  OBLIGATIONS IN WHICH EACH FUND MAY INVEST
     (UNLESS OTHERWISE NOTED)

     The Funds may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.

     A.  U.S. GOVERNMENT OBLIGATIONS

     As described in the Prospectus, the Funds may invest in some or all of the following types of direct obligations of the Federal Government, issued by the Department of the Treasury, and backed by the full faith and credit of the Federal Government.

     TREASURY BILLS. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

     TREASURY NOTES. Treasury Notes are longer-term interest bearing obligations with original maturities of one to seven years.

     TREASURY BONDS. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

     B.  OBLIGATIONS OF FEDERAL AGENCIES, INSTRUMENTALITIES AND AUTHORITIES

     Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA Bonds) or are guaranteed by the Treasury (e.g., certain other TVA Bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA Bonds). There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

     C. CERTIFICATES OF DEPOSIT (ALL FUNDS) AND TIME DEPOSITS (INCOME PLUS FUND
ONLY)

     A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The Funds will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

     D.  COMMERCIAL PAPER

     Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

     E.  BANKER'S ACCEPTANCES

     A banker's acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a banker's acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a banker's acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. The Funds may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

     F. REPURCHASE AGREEMENTS FOR U.S. GOVERNMENT SECURITIES (EXCEPT STRATEGIC TOTAL RETURN FUND)

     The Funds may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. Government, under which the Fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount the Fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the Fund's net investment income. When the Fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the Fund if the market value of the securities is less than the repurchase price. Under the Investment Company Act of 1940, repurchase agreements may be considered collateralized loans by the Fund.

     At the time a Fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

     Although repurchase agreements carry certain risks not associated with direct investment in securities, the Funds intend to enter into repurchase agreements only with banks and dealers in transactions which the sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.

III. OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

     A.  CORPORATE DEBT SECURITIES

     The Funds may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

     B.  INTERNATIONAL AGENCY OBLIGATIONS

     The Funds may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The Funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. Government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

     C.  BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS

     The Funds may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptance are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location - the strength of the local economy will often affect financial institutions in the region, (b) asset mix -institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital - - under-capitalized financial institutions are more vulnerable when loan losses are suffered. The Fund manager will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by the Fund, but the Fund is not restricted to obligations or institutions which satisfy specified quality criteria.

     D.  VARIABLE OR FLOATING RATE SECURITIES

     The Funds may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     E.  PREFERRED STOCKS (ALL FUNDS EXCEPT THE TAX-EXEMPT FUND)

     Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

     F.  CONVERTIBLE SECURITIES

     The Funds may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

     G.  COMMON STOCKS

     Each Fund (other than the Tax-Exempt Fund) invests in common stocks. The Flexible Income Fund will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

                                IDEX SERIES FUND

                                OTHER INFORMATION

PART C


ITEM 23.    EXHIBITS


   List all exhibits filed as part of the Registration Statement.

      (a)   Restatement of Declaration of Trust (1)

      (b)   Bylaws, as amended (1)

      (c)   Not Applicable

      (d)   (1)  Management and Investment Advisory Agreement
                 (aa)  IDEX Aggressive Growth Portfolio (1)
                 (bb)  IDEX International Equity Portfolio (2)

                 (cc) Agreement for IDEX Capital Appreciation, Global, Growth, Balanced and Flexible Income Portfolios

                 (dd)  IDEX C.A.S.E. Portfolio (3)
                 (ee)  IDEX Value Equity Portfolio (3)
                 (ff)  IDEX Strategic Total Return Portfolio (1)
                 (gg)  IDEX Tactical Asset Allocation Portfolio (4)
                 (hh)  IDEX Income Plus Portfolio (1)
                 (ii)  IDEX Tax-Exempt Portfolio (1)

                 (jj) Form of Agreement for the Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds

            (2)  Investment Counsel Agreement
                 (aa)  IDEX Aggressive Growth Portfolio (1)
                 (bb)  (i)  IDEX International Equity Portfolio (3)
                       (ii) IDEX International Equity Portfolio (3)

                 (cc) Agreement for IDEX Capital Appreciation, Global, Growth, Balanced and Flexible Income Portfolios

                 (dd)  IDEX C.A.S.E. Portfolio (4)
                 (ee)  IDEX Value Equity Portfolio (6)
                 (ff)  IDEX Strategic Total Return Portfolio (1)
                 (gg)  IDEX Tactical Asset Allocation Portfolio (5)
                 (hh)  IDEX Income Plus Portfolio (1)
                 (ii)  IDEX Tax-Exempt Portfolio (1)

                 (jj)  Form of Agreement for Blue Chip Fund
                 (kk) Form of Agreement for Dividend Growth Fund and Small Cap Frontier Funds
                 (ll)  Form of Agreement for Mid-Cap Opportunities Fund
                 (mm)  Form of Agreement for Mid-Cap Summit Fund


      (e)   Administrative Services Agreement

                 (1)   IDEX Capital Appreciation Portfolio (1)

-------------------

      (1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

      (2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).

      (3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659)

      (4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659)

                 (2)   IDEX Global Portfolio (1)
                 (3)   IDEX Growth Portfolio (1)
                 (4)   IDEX Balanced Portfolio (1)
                 (5)   IDEX Flexible Income Portfolio (1)

                 (6) Form of Agreement for Aggressive Growth, International Equity, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Income Plus and Tax-Exempt Funds
                 (7) Form of Agreement for Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds

      (e)   Underwriting Agreement (5)
            (b) Dealer's Sales Agreement (1)
            (c) Service Agreement (3)
            (d) Wholesaler's Agreement (4)

      (f)   Trustees/Directors Deferred Compensation Plan (2)

      (g)   Custody Agreement (3)

      (h)   Transfer Agency Agreement with Idex Investor Services, Inc. (1)

      (i)   Opinion of Counsel (6)

      (j)   (1) Consent of PricewaterhouseCoopers LLP (6)
            (2) Consent of Sutherland Asbill & Brennan, LLP (6)

      (k)   Not Applicable

      (l)   Investment Letter from Sole Shareholder (5)

      (m)   (1) Plan of Distribution under Rule 12b-1 - Class A Shares
                (aa) IDEX Aggressive Growth Portfolio (1)
                (bb) IDEX International Equity Portfolio (1)
                (cc) IDEX Capital Appreciation Portfolio (1)
                (dd) IDEX Global Portfolio (1)
                (ee) IDEX Growth Portfolio (1)
                (ff) IDEX C.A.S.E. Portfolio (4)
                (gg) IDEX Value Equity Portfolio (1)
                (hh) IDEX Strategic Total Return Portfolio (1)

----------------

      (5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659)

      (6)   To be filed by Amendment.

                (ii)  IDEX Tactical Asset Allocation Portfolio (5)
                (jj)  IDEX Balanced Portfolio (1)
                (kk)  IDEX Flexible Income Portfolio (1)
                (ll)  IDEX Income Plus Portfolio (1)
                (mm)  IDEX Tax-Exempt Portfolio (1)

                (nn)  Form of Plan for Blue Chip Fund
                (oo)  Form of Plan for Dividend Growth Fund
                (pp)  Form of Plan for Mid-Cap Opportunities Fund
                (qq)  Form of Plan for Mid-Cap Summit Fund
                (rr)  Form of Plan for Small Cap Frontier Fund

            (2) Plan of Distribution under Rule 12b-1 - Class B Shares
                (aa)  IDEX Aggressive Growth Portfolio (1)
                (bb)  IDEX International Equity Portfolio (1)
                (cc)  IDEX Capital Appreciation Portfolio (1)
                (dd)  IDEX Global Portfolio (1)
                (ee)  IDEX Growth Portfolio (1)
                (ff)  IDEX C.A.S.E. Portfolio (4)
                (gg)  IDEX Value Equity Portfolio (1)
                (hh)  IDEX Strategic Total Return Portfolio (1)
                (ii)  IDEX Tactical Asset Allocation Portfolio (5)
                (jj)  IDEX Balanced Portfolio (1)
                (kk)  IDEX Flexible Income Portfolio (1)
                (ll)  IDEX Income Plus Portfolio (1)
                (mm)  IDEX Tax Exempt Portfolio (1)

                (nn)  Form of Plan for Blue Chip Fund
                (oo)  Form of Plan for Dividend Growth Fund
                (pp)  Form of Plan for Mid-Cap Opportunities Fund
                (qq)  Form of Plan for Mid-Cap Summit Fund
                (rr)  Form of Plan for Small Cap Frontier Fund


            (3) Plan of Distribution under Rule 12b-1 - Class C Shares
                (aa)  IDEX Aggressive Growth Portfolio (1)
                (bb)  IDEX International Equity Portfolio (1)
                (cc)  IDEX Capital Appreciation Portfolio (1)
                (dd)  IDEX Global Portfolio (1)
                (ee)  IDEX Growth Portfolio (1)
                (ff)  IDEX C.A.S.E. Portfolio (4)
                (gg)  IDEX Value Equity Portfolio (1)
                (hh)  IDEX Strategic Total Return Portfolio (1)
                (ii)  IDEX Tactical Asset Allocation Portfolio (5)
                (jj)  IDEX Balanced Portfolio (1)
                (kk)  IDEX Flexible Income Portfolio (1)
                (ll)  IDEX Income Plus Portfolio (1)
                (mm)  IDEX Tax-Exempt Portfolio (1)

                (nn)  Form of Plan for Blue Chip Fund
                (oo)  Form of Plan for Dividend Growth Fund
                (pp)  Form of Plan for Mid-Cap Opportunities Fund
                (qq)  Form of Plan for Mid-Cap Summit Fund
                (rr)  Form of Plan for Small Cap Frontier Fund

      (n)   Financial Data Schedule (6)

      (o)   Multiple Class Shares (7)

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


   To the knowledge of the Registrant, IDEX International Equity, Aggressive Growth, Capital Appreciation, Global, Growth, C.A.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation, Balanced, Flexible Income, Income Plus and Tax-Exempt Portfolios and Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25 INDEMNIFICATION

      Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

      (a). Capital Appreciation, Global, Growth, Balanced, Flexible Income, Aggressive Growth, International Equity, CA.S.E., Value Equity, Strategic Total Return, Tactical Asset Allocation,, Income Plus, Tax-Exempt Portfolios; Blue Chip, Dividend Growth, Mid-Cap Opportunities, Mid-Cap Summit and Small Cap Frontier Funds:

      The only business of Idex Management, Inc. ("IMI") is to serve as the investment adviser to each Fund of IDEX Series Fund.

                                    * * *

      Janus Capital Corporation ("Janus Capital"), located at 100 Fillmore Street, Denver, CO 80206, serves as sub-adviser to certain portfolios in the IDEX Series Fund and as investment adviser to each portfolio of Janus Investment Fund and Janus Aspen Series and as adviser or sub-adviser to several other mutual funds and private and retirement accounts. Janus Capital also serves as sub-adviser to certain portfolios of the WRL Series Fund, Inc. Thomas H. Bailey, Chairman and President of Janus Capital, has no business, profession, vocation or employment of a substantial nature other than his positions with, Janus Investment Fund, Janus Aspen Series and Janus Capital. Steven R. Goodbarn, Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital, Treasurer and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series Inc., has no substantial business, profession, vocation or employment other than his positions with Janus Capital, Janus Investment Fund, Janus Aspen Series and Idex Management, Inc. James P. Craig, James P. Goff, Scott W. Schoelzel, Ronald V. Speaker and Helen Y. Hayes are Vice Presidents of Janus Capital, and have no substantial business, profession, vocation or employment other than their positions with Janus Capital, Janus Investment Fund and Janus Aspen Series. Michael N. Stolper, a director of Janus Capital, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant.


----------
(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).

Michael E. Herman, a director of Janus Capital, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a director of Janus Capital, is President, Chief Executive Officer and a director of DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds (including the IDEX Series Fund), and Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, MO, 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. The only business, professions, vocations or employments of a substantial nature of Messrs. Kenney, Hurley, Moriarty, Geiger and Pierpan, the remaining officers and directors of Idex Management, Inc., are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement.

                                    * * *

      Fred Alger Management, Inc. ("Alger Management"), sub-adviser to the Aggressive Growth Portfolio, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

      Fred M. Alger III serves as Chairman of the Board of Alger Associates, Inc. ("Associates"), Alger Management, Alger, Inc., Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency"), Fred Alger International Advisory SA ("International") and Analysts Resources, Inc. David D. Alger serves as President and Director of Associates, Alger Management, Alger Inc., Properties, Services, International and Agency; and Executive Vice President and Director of Analysts Resources, Inc. Gregory S. Duch serves as Executive Vice President, Treasurer and Director of Alger Management, Associates and Properties; Executive Vice President and Treasurer of Alger Inc., Analysts Resources, Inc., Services and Agency; and Treasurer and Director of International. Mary Marsden-Cochran serves as Vice President, General Counsel and Secretary of Associates, Alger Management, Alger Inc., Properties, Analysts Resources, Inc., Services, International and Agency. The principal business address of each of the companies listed above, other than Alger, Inc. and Services, is 75 Maiden Lane, New York, NY 10038. The principal business address of Alger, Inc. and Services is 30 Montgomery Street, Jersey City, NJ 07302.

                                 *     *     *

      Scottish Equitable Investment Management Limited ("Scottish Equitable"), incorporated in Scotland, United Kingdom, serves as sub-adviser to the International Equity Portfolio. William W. Stewart is Chairman of the Board and Executive Director, Strategy; Otto Thoresen is Director, International Business; Niall A.M. Franklin is Finance Director; Russell Hogan is Director and Chief Investment Officer; Roy Patrick is Director and Secretary; Paul N. Ritchie is Director and Investment Administration Manager. The principal address of Scottish Equitable is Edinburgh Park, Edinburgh EH129SE, Scotland.

      GE Investment Management Incorporated ("GEIM"), a Delaware corporation, is a wholly-owned subsidiary of General Electric Company and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

      GEIM serves as sub-adviser to the International Equity Portfolio. John H. Myers is Chairman, CEO and President; Michael J. Cosgrove, Ralph R. Layman, Robert A. MacDougall, Donald W. Torey, Eugene K. Bolton and Geoffrey R. Norman are Executive Vice Presidents; Alan M. Lewis is Executive Vice President, General Counsel and Secretary; Thomas J. Szkutak is Executive Vice President and CFO. The principal address of GEIM is 3003 Summer Street, Stamford, CT 06905.

                                      * * *

      C.A.S.E. Management, Inc. ("C.A.S.E".), sub-adviser to the C.A.S.E. Portfolio, is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E., Inc. C.A.S.E., Inc. is indirectly controlled by William Edward Lange, President and Chief Executive Officer of C.A.S.E. C.A.S.E. provides investment management services to financial institutions, high net worth individuals, and other professional money managers.

      William E. Lange is the President, Chief Executive Officer and Founder; Robert G. Errigo, Executive Vice President; John Gordon, Senior Vice President; and Bruce H. Jordan, Senior Vice President. Officers of C.A.S.E. have no other business, professions, vocations or employments of a substantial nature. The business address of each of the officers is 5355 Town Center Road, Suite 702, Boca Raton, FL 33486.

                                      * * *

      NWQ Investment Management Company, Inc. ("NWQ") is a Massachusetts corporation and is a wholly-owned subsidiary of United Asset Management Corporation. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.

      NWQ, sub-adviser to the Value Equity Portfolio, is located at 2049 Century Park East, 4th Floor, Los Angeles, CA 90067. David A. Polak is President, Director & Chief Investment Officer; Edward C. Friedel, Jr. is Director & Managing Director; James H. Galbreath (Denver) is Director & Managing Director; Mary-Gene Slaven is Secretary/Treasurer & Managing Director; Michael C. Mendez (Scottsdale, AZ) is Managing Director; Phyllis G. Thomas is Managing Director; Thomas J. Laird is Managing Director; Jon D. Bosse is Managing Director; Justin
T. Clifford is Managing Director; Louis T. Chambers (Atlanta, GA), Jeffrey M. Cohen, Ronald R. Halverson (Minneapolis, MN), Carl Katerndahl (San Francisco,
CA), Karen S. McCue, Martin Pollack and Ronald R. Sternal (Minneapolis, MN) are Vice Presidents.

                                      * * *

      Luther King Capital Management Corporation ("Luther King"), sub-adviser to the Strategic Total Return Portfolio, is a registered investment adviser providing investment management services. Luther King also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of Luther King, Paul W. Greenwell, Steven
R. Purvis, Robert M. Holt, Jr., Scot C. Hollmann, David L. Dowler, Donald R. Andrews, Joan M. Maynard, Vincent G. Melashenko, Timothy E. Harris and Barbara
S. Garcia, officers of Luther King, have no substantial business, profession, vocation or employment other than their positions with Luther King.

                                      * * *

      Dean Investment Associates ("Dean Investment"), a division of C.H. Dean and Associates, Inc., sub-adviser to the Tactical Asset Allocation Portfolio, is a registered investment adviser providing investment management services. Dean Investment became a registered investment adviser on March 11, 1974. C.H. Dean and Associates, Inc. was incorporated as an Ohio corporation on March 28, 1975.

      Chauncey H. Dean is the Chairman and Chief Executive Officer; Robert D. Dean is President; Frank H. Scott is Senior Vice President; John C. Riazzi is Vice President and Director of Consulting Services; Robert D. Dean is Vice President and Director of Research; Richard M. Luthman is Senior Vice President; Darrell N. Fulton is Vice President of Information Systems. The business address of each of the officers of Dean Investment is 2480 Kettering Tower, Dayton, OH 45423-2480.

                                      * * *

      AEGON USA Investment Management, Inc. ("AEGON Management"), is an Iowa Corporation which was incorporated on April 12, 1989. AEGON Management became a registered investment adviser on March 16, 1992 and has assumed all of the investment advisory functions of AEGON USA Securities, Inc. ("AEGON Securities"). AEGON Management and AEGON Securities are wholly-owned subsidiaries of AUSA Holding Company, which is a wholly-owned subsidiary of AEGON USA, Inc.

      AEGON Management serves as sub-adviser to Tax-Exempt and Income Plus Portfolios. Patrick E. Falconio, President, Director and Chairman of the Board of AEGON Management, is also Executive Vice President and Chief Investment Officer of AEGON USA, Inc.; Senior Vice President and Director of AUSA Holding Company and Senior Vice President and Chief Investment Officer of AUSA Life Insurance Company, Inc. Mr. Falconio is also currently an officer and/or a director of other AEGON affiliates. Brenda K. Clancy, Director of AEGON Management, is also Senior Vice President and Treasurer of AEGON USA, Inc. Ms. Clancy is also Treasurer of AUSA Life Insurance Company, Inc. and is currently an officer and/or director of other AEGON affiliates. Craig D. Vermie, Director of AEGON Management, is also Secretary of AUSA Life Insurance Company, Inc. and Vice President, Secretary and General Counsel of AEGON USA, Inc. Mr. Vermie is also currently an officer and/or a director of other AEGON affiliates. Douglas
C. Kolsrud, Executive Vice President of AEGON Management, is also Executive Vice President-Asset Allocation and Risk Management of AEGON USA, Inc. Mr. Kolsrud is also currently an officer and/or a director of other AEGON affiliates. Donald E. Flynn, Executive Vice President of AEGON Management is also a Vice President of AUSA Life Insurance Company, Inc. Mr. Flynn is also currently an officer and/or director of other AEGON affiliates. Clifford A. Sheets is an Executive Vice President of AEGON Management; Ralph M. O'Brien, a Senior Vice President of AEGON Management, is also a Vice President of AUSA Life Insurance Company, Inc. Mr. O'Brien is also currently an officer and/or a director of other AEGON affiliates. Michael Van Meter is a Senior Vice President of AEGON Management; David R. Halfpap is a Senior Vice President of AEGON Management and a Vice President of AUSA Life Insurance Company, Inc. Mr. Halfpap is also currently an officer and/or a director of other AEGON affiliates. Steven P. Opp is Senior Vice President of AEGON Management. Robert L. Hansen is Vice President of AEGON Management and Vice President of AUSA Life Insurance Company, Inc.; Jon D. Kettering is Vice President and Treasurer of AEGON Management and Vice President of AUSA Life Insurance Company, Inc.; Gregory W. Theobald, Vice President and Secretary of AEGON Management, is also Vice President and Asst. Secretary of AUSA Life Insurance Company, Inc. Mr. Theobald is also currently an officer and/or a director of other AEGON affiliates. Rachel A. Dennis, Michael N. Meese, David M. Carney, Lewis O. Funkhouser, Thomas A. Keel, James E. Fine, Thomas E. Myers, Bradley J. Berman and Daniel H. Thatcher are Vice Presidents of AEGON Management. Mary T. Pech and Karen J. Green are Assistant Vice Presidents of AEGON Management. Robert S. Jett is Assistant Secretary of AEGON Management.

                                      * * *

      Goldman Sachs Asset Management ("GSAM"), located at One New York Plaza, New York, NY 10004, serves as sub-adviser to the Blue Chip Fund. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs & Co.; John
P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.; Sharmin Mossavar-Rahmani serves as Managing Director of GSAM; Johnathan A. Beinner, Co-Head of GSAM; Herbert E. Ehlers, Managing Director; Douglas G. Grip, Managing Director; M. Roch Hillenbrand, Managing Director and President and Director of Commodities Corporation LLC, 701 Mount Lucas Road, Princeton, NJ 08540; Robert C. Jones, Managing Director; Robert B. Litterman, Managing Director and serves as Managing Director of Goldman, Sachs & Co.; Shogo Maeda, Managing Director and serves as Representative Director of Goldman Sachs Asset Management Japan Limited, ARK Mori Building, 12-32, Arkasaka 1-chrome, Minato-ku, Tokyo 107, Japan; Donald J. Mulvihill, Managing Director; Warwick Negus, Managing Director; Kaysie P. Uniacke, Managing Diector, Vice President and Senior Portfolio Manager; Yasuyo Yamazaki, Managing Director; Robert A. Beckwitt, Co-Head - Emerging Market Equities and Vice President; Mark M. Carhart, Vice President; Phillip A. Cooper, Vice President & Director; Timothy
G. Ebright, Vice President and Portfolio Manager; Paul D. Farrell, Chief Investment Officer - U.S. Active Equities; Elizabeth C. Groves, Vice President and Portfolio Manger; Raymond J. Iwanowski, Jr., Vice President;

Andrew R. Jessop, Vice President and Portfolio Manager; Stanley Kogelman, Vice President, Private Asset Management Director of Client Research and Strategy; C. Richard Lucy, Co-Head, Vice President and Portfolio Manager; and Michael L. Pasternak, Vice President and Portfolio Manager.

                                    * * *

      Salomon Brothers Asset Management Inc ("SBAM"), 7 World Trade Center, New York, NY, 10048 serves as sub-adviser to the Mid-Cap Summit Fund. Michael S. Hyland, President and Managing Director, also serves as Managing Director of Salomon Brothers Inc., New York, NY, Director and Chairman of Salomon Brothers Asset Management Limited, London, England; Director of Salomon Brothers Asset Management Japan Limited, Tokyo, Japan, and Chairman of Salomon Brothers Asset Management (Ireland) Limited ; Vilas V. Gadkari, Managing Director, also serves as Managing Director and Chief Investment Officer of Salomon Brothers Asset Management Limited, London England, Managing Director of Salomon Brothers Inc., New York, NY, and Salomon Brothers International Limited, London, England; Zacharay Snow, Secretary also serves as Managing Director of Salomon Brothers Inc, New York, NY; Alan M. Mandel, Vice President and Chief Operating Officer, serves as Director of Salomon Brothers Inc., New York, NY; Mutual Funds; Mitchel
E. Schulman, Director and Chief Operating Officer - Mutual Funds also serves as Director and Chief Operating Officer of Salomon Brothers Inc., New York, NY; Marcus A. Peckman, Director, Vice President and Chief Financial Officer also serves as Director of Salomon Brothers, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Michael F. Rosenbaum, Chief Legal Officer, also serves as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong, Corporate Secretary of The Travelers Investment Management Company, New York, NY, and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors; and Thomas W. Jasper, Treasurer, also serves as Managing Director of Salomon Brothers Inc, New York, NY.

                                    * * *

      T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to the Dividend Growth and Small Cap Frontier Funds. Charles P. Smith, Managing Director; Robert W. Smith, Managing Director; Robert L. Strickland, Director; William J. Stromberg, Managing Director, Vice President and Investment Analyst; Michael D. Testa, Vice Chairman of the Board, Chief Investment Officer and Managing Director; Peter Van Dyke, Managing Director; Charles E. Veith, Managing Director; and Phillip C. Walsh, Director; Richard T. Whitney, Managing Director and Portfolio Manager; Anne M. Whittemore, Director; Alvin M. Younger, Jr., Chief Financial Officer, Treasurer, Secretary and Managing Director; George D. Reidel, Vice President; and Darrell
N. Braman, Associate Legal Counsel and Vice President also serves as an officer of T. Rowe Price Investment Services, T. Rowe Price Trust Company and T. Rowe Price Stable Asset Management.

                                    * * *

      Pilgrim Baxter & Associates, Ltd., ("Pilgrim") 825 Duportail Road, Wayne, PA 19087, serves as sub-adviser to the Mid-Cap Summit Fund. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors (same address), Pilgrim Baxter Value Investors, Inc., Director and Chairman of PBHG Insurance Series Fund, Inc., Trustee of PBHG Fund Services, and Chairman and Director of The PBGH Funds, Inc., Gary L. Pilgrim, Chief Investment Officer and Director, is Director of Pilgrim Baxter Value Investors, Inc., Trustee of PBHG Fund Services, and President of PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., and The PBHG Funds, Inc. (all same address); Eric C. Schnieder, Chief Financial Officer and Treasurer, is Chief Financial Officer and Treasurer of Pilgrim Baxter Value Investors, Inc., and Chief Financial Officer of PBHG Fund Services; Stephen M. Wellman, Vice President, Operations; Amy S. Yuter, Chief Compliance Officer, is Chief Compliance Officer of PBHG Fund Distributors, Pilgrim Baxter Value Investors, Inc., and is Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary, also serves as General Counsel and Secretary of Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, PBHG Fund Services, and as Vice President and Secretary of PBHG Advisor Funds, Inc., and PBHG Insurance Series Fund, Inc.

ITEM 27 PRINCIPAL UNDERWRITER

InterSecurities, Inc.

      (a) The Registrant has entered into an Underwriting Agreement with InterSecurities, Inc. ("ISI"), whose address is P.O. Box 9053, Clearwater, FL 33758-9053, to act as the principal underwriter of Fund shares. ISI also serves as the underwriter for the WRL Series Fund, Inc. and the variable annuities and variable life insurance policies offered by Western Reserve Life Assurance Co. of Ohio.

      (b)   Directors and Officers of Principal Underwriter


      NAME         POSITIONS AND OFFICES WITH UNDERWRITER      POSITIONS AND OFFICES WITH REGISTRANT
      ----         --------------------------------------      -------------------------------------

John R. Kenney           Chairman and Director                 Chairman and Trustee

G. John Hurley           President, Chief Executive Officer    President, Chief Executive
                         and Director                          Officer and Trustee

William H. Geiger        Director and Secretary                Vice President and Assistant
                                                               Secretary

Thomas R. Moriarty       Senior Vice President                 Senior Vice President, Treasurer and
                                                               Principal Financial Officer

Ronald L. Hall           Vice President, Sales and             Senior Vice President, Sales and
                         Marketing                             Marketing

Kristy L. Dowd           Vice President                        N/A

Thomas E. Pierpan        Assistant Vice President, Counsel     Vice President, Associate General
                                                               Counsel and Secretary

Christopher G. Roetzer   Assistant Vice President              Vice President, Assistant Treasurer
                                                               And  Principal Accounting Officer

Cynthia L. Remley        Vice President, Counsel and           N/A
                         Assistant Secretary

Terry L. Garvin          Vice President                        N/A

Stanley R. Orr           Vice President                        N/A

William G. Cummings      Vice President and Treasurer          N/A

Diane Rogers             Assistant Vice President              N/A



Russell W. Crooks        Assistant Vice President              N/A

                                        9


Greg Limardi             Assistant Vice President              N/A

Christine M. Goodwin     Assistant Vice President              N/A

Stuart Walsky            Assistant Vice President              N/A


Duncan H. Cameron        Assistant Vice President              N/A


Laura Hunt               Assistant Secretary                   N/A


      (c)  Not applicable

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS
------- --------------------------------


      The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

      (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P. O. Box 9015, Clearwater, FL 33758-9015.

      (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105-1307.

      (c)   Not applicable

ITEM 29 MANAGEMENT SERVICES

      The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by IMI, ISI, Alger Management, Scottish Equitable, GEIM, Janus Capital, C.A.S.E., NWQ, Luther King, Dean Investment, AEGON Management GSAM, T. Rowe Price, SBAM and Pilgrim pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Agreements, the Administrative Services Agreements and the Underwriting Agreement.


ITEM 30 UNDERTAKINGS


            Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, IDEX Series Fund has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 14th day of December, 1998.

                             IDEX Series Fund

                             By: /s/ G. JOHN HURLEY
                                 -----------------------------------------
                                     G. John Hurley
                                     President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ JOHN R. KENNEY            Chairman and Trustee           December 14, 1998
--------------------------
John R. Kenney

/s/ G. JOHN HURLEY            President and Trustee           December 14, 1998
--------------------------    (Principal Executive Officer)
G. John Hurley

/s/ THOMAS R. MORIARTY        Senior Vice President           December 14, 1998
--------------------------    Treasurer and Principal
Thomas R. Moriarty            Financial Officer


/s/ CHRISTOPHER G. ROETZER    Vice President, Assistant       December 14, 1998
--------------------------    Treasurer and Principal
Christopher G. Roetzer        Accounting Officer

/s/ PETER R. BROWN *          Trustee                        December 14, 1998
--------------------------
Peter R. Brown *

/s/ DANIEL CALABRIA*          Trustee                        December 14, 1998
---------------------------
Daniel Calabria *

/s/ JAMES L. CHURCHILL *      Trustee                        December 14, 1998
---------------------------
James L. Churchill *

/s/ CHARLES C. HARRIS *       Trustee                        December 14, 1998
---------------------------
Charles C. Harris*

/s/ JULIAN A. LERNER*         Trustee                        December 14, 1998
----------------------------
Julian A. Lerner *

/s/ WILLIAM W. SHORT, JR. *   Trustee                        December 14, 1998
----------------------------
William W. Short, Jr. *

/s/ JACK E. ZIMMERMAN *       Trustee                        December 14, 1998
----------------------------
Jack E. Zimmerman *



/s/ G. JOHN HURLEY
-----------------------------
*Signed by G. John Hurley
 Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH

                       POST-EFFECTIVE AMENDMENT NO. 29 TO

                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                                IDEX SERIES FUND
                            REGISTRATION NO. 33-2659